UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

Hartford Advisers HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.7%
	Automobiles & Components - 1.5%
1,859	Ford Motor Co. w/ Rights	$23,213
650	Harley-Davidson, Inc.	31,882
		55,095
	Banks - 4.6%
723	BB&T Corp.	22,695
4,206	Mitsubishi UFJ Financial Group, Inc.	21,109
312	PNC Financial Services Group, Inc.	20,127
1,163	US Bancorp	36,854
1,864	Wells Fargo & Co.	63,642
		164,427
	Capital Goods - 4.7%
427	3M Co.	38,101
347	Boeing Co.	25,769
652	Ingersoll-Rand plc	26,973
880	PACCAR, Inc.	41,187
265	Rockwell Collins, Inc.	15,265
256	Stanley Black & Decker, Inc.	19,679
		166,974
	Consumer Services - 0.4%
405	DeVry, Inc.	13,700

	Diversified Financials - 5.6%
101	BlackRock, Inc.	20,716
857	Citigroup, Inc.	31,323
198	Goldman Sachs Group, Inc.	24,675
1,283	Invesco Ltd.	34,228
1,551	JP Morgan Chase & Co.	71,333
266	T. Rowe Price Group, Inc.	17,383
		199,658
	Energy - 8.1%
390	Anadarko Petroleum Corp.	30,529
273	BP plc ADR	12,285
115	Chevron Corp.	12,365
1,335	Exxon Mobil Corp.	115,776
316	Occidental Petroleum Corp.	30,064
396	Petroleo Brasileiro S.A. ADR	10,504
1,574	Petroleum Geo-Services ●	23,052
1,196	Statoilhydro ASA ADR	32,424
425	Suncor Energy, Inc.	13,906
274	Ultra Petroleum Corp. ●	6,205
		287,110
	Food & Staples Retailing - 1.1%
668	CVS Caremark Corp.	29,917
330	Sysco Corp.	9,866
		39,783
	Food, Beverage & Tobacco - 4.1%
820	General Mills, Inc.	32,337
849	Kraft Foods, Inc.	32,266
854	PepsiCo, Inc.	56,630
704	Unilever N.V. NY Shares ADR	23,947
		145,180
	Health Care Equipment & Services - 2.2%
183	Edwards Lifesciences Corp. ●	13,302
849	Medtronic, Inc.	33,288
513	UnitedHealth Group, Inc.	30,231
		76,821
	Household & Personal Products - 0.7%
390	Procter & Gamble Co.	26,219

	Insurance - 0.7%
308	Marsh & McLennan Cos., Inc.	10,106
612	Unum Group	14,977
		25,083
	Materials - 1.6%
372	Dow Chemical Co.	12,893
240	Monsanto Co.	19,142
193	Newmont Mining Corp.	9,905
356	Nucor Corp.	15,269
		57,209
	Media - 2.0%
1,266	Comcast Corp. Class A	38,002
775	Walt Disney Co.	33,947
		71,949
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
534	Agilent Technologies, Inc.	23,768
597	Amgen, Inc.	40,570
514	Celgene Corp. ●	39,869
1,188	Daiichi Sankyo Co., Ltd.	21,715
1,267	Merck & Co., Inc.	48,649
2,213	Pfizer, Inc.	50,156
88	Roche Holding AG	15,354
910	Shionogi & Co., Ltd.	12,632
465	UCB S.A.	20,051
		272,764
	Real Estate - 0.3%
424	Weyerhaeuser Co.	9,288

	Retailing - 4.1%
11,702	Allstar Co. ⌂†	12,125
85	Amazon.com, Inc. ●	17,112
11,241	Buck Holdings L.P. ⌂●†	28,468
335	Kohl's Corp.	16,775
1,692	Lowe's Co., Inc.	53,082
361	Nordstrom, Inc.	20,132
		147,694
	Semiconductors & Semiconductor Equipment - 1.9%
1,008	Maxim Integrated Products, Inc.	28,822
441	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,738
398	Texas Instruments, Inc.	13,380
466	Xilinx, Inc.	16,962
		65,902
	Software & Services - 6.6%
392	Accenture plc	25,310
461	Automatic Data Processing, Inc.	25,437
768	eBay, Inc. ●	28,328
119	Google, Inc. ●	76,243
1,081	Microsoft Corp.	34,862
2,493	Western Union Co.	43,868
		234,048
	Technology Hardware & Equipment - 8.4%
188	Apple, Inc. ●	112,401
3,050	Cisco Systems, Inc.	64,514
—	Comverse Technology, Inc. ●	3

1

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 69.7% - (continued)
	Technology Hardware & Equipment - 8.4% - (continued)
1,077	EMC Corp. ●	$32,190
1,241	Hewlett-Packard Co.	29,582
229	NetApp, Inc. ●	10,257
742	Qualcomm, Inc.	50,491
		299,438
	Telecommunication Services - 0.8%
1,012	Vodafone Group plc ADR	28,002

	Transportation - 1.6%
227	FedEx Corp.	20,878
190	Kansas City Southern ●	13,630
297	United Parcel Service, Inc. Class B	23,966
		58,474
	Utilities - 1.0%
560	NextEra Energy, Inc.	34,199

	Total common stocks
	(cost $2,018,572)	$2,479,017

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
	Finance and Insurance - 0.1%
	CS First Boston Mortgage Securities Corp.
$439	3.94%, 05/15/2038	$448
	Goldman Sachs Mortgage Securities Corp. II
110	2.79%, 03/06/2020 ■Δ	105
	Marriott Vacation Club Owner Trust
389	5.36%, 10/20/2028 ■	393
	New Century Home Equity Loan Trust
8	0.53%, 03/25/2035 Δ	7
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	584
		1,537

	Total asset & commercial mortgage backed securities
	(cost $1,509)	$1,537

CORPORATE BONDS - 11.2%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,848	5.98%, 04/19/2022	$4,173
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	3,020
2,901	6.15%, 08/01/2022	3,293
		10,486
	Arts, Entertainment and Recreation - 0.8%
	CBS Corp.
6,860	3.38%, 03/01/2022	6,622
575	5.75%, 04/15/2020	661
	Comcast Corp.
6,000	5.90%, 03/15/2016	6,928
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,735
	News America, Inc.
1,275	4.50%, 02/15/2021	1,360
	Time Warner Cable, Inc.
4,870	5.85%, 05/01/2017	5,683
	Viacom, Inc.
835	3.88%, 12/15/2021	859
	Virgin Media Secured Finance plc
1,255	5.25%, 01/15/2021	1,349
		27,197
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
2,445	4.75%, 05/05/2021	2,628
	Anheuser-Busch InBev N.V.
4,200	7.75%, 01/15/2019	5,479
	Coca-Cola Co.
500	3.30%, 09/01/2021	520
	Diageo Capital plc
430	5.20%, 01/30/2013	447
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	322
		9,396
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
660	6.13%, 01/15/2041	763

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	3,246
	Thermo Fisher Scientific, Inc.
845	3.20%, 05/01/2015	896
		4,142
	Electrical Equipment and Appliance Manufacturing - 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,177

	Finance and Insurance - 6.0%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	771
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,431
	Bank of America Corp.
200	7.38%, 05/15/2014	217
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,166
	BP Capital Markets plc
2,850	4.75%, 03/10/2019	3,227
	Brandywine Operating Partnership
2,010	6.00%, 04/01/2016	2,148
	Capital One Financial Corp.
2,460	2.15%, 03/23/2015	2,464
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,751
	Citigroup, Inc.
3,000	5.85%, 08/02/2016	3,274
2,700	6.13%, 05/15/2018	3,026
1,700	6.88%, 03/05/2038	1,963
520	8.13%, 07/15/2039	674
	Credit Agricole
3,950	3.50%, 04/13/2015 ■	3,937

2

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.2% - (continued)
	Finance and Insurance - 6.0% - (continued)
	Discover Financial Services, Inc.
$3,620	6.45%, 06/12/2017	$4,046
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,763
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,744
	General Electric Capital Corp.
4,300	4.38%, 09/16/2020	4,529
5,000	5.88%, 01/14/2038	5,496
	Goldman Sachs Group, Inc.
6,000	5.63%, 01/15/2017	6,302
1,700	6.15%, 04/01/2018	1,834
2,590	6.25%, 02/01/2041	2,558
	Health Care Properties
2,030	6.00%, 01/30/2017	2,256
	HSBC Holdings plc
4,000	6.10%, 01/14/2042	4,654
	ING Bank N.V.
5,200	3.75%, 03/07/2017 ■	5,150
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	7,363
	JP Morgan Chase & Co.
2,000	4.95%, 03/25/2020	2,157
10,375	5.13%, 09/15/2014	11,118
1,080	5.40%, 01/06/2042	1,147
	Liberty Mutual Group, Inc.
6,050	5.75%, 03/15/2014 ■	6,377
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	11,393
1,000	6.40%, 08/28/2017	1,091
6,000	6.88%, 04/25/2018	6,670
	Morgan Stanley
6,000	5.38%, 10/15/2015	6,198
250	5.63%, 09/23/2019	247
	National City Corp.
4,250	6.88%, 05/15/2019	4,943
	New England Mutual Life Insurance Co.
6,000	7.88%, 02/15/2024 ■	7,549
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,866
	Postal Square L.P.
14,101	8.95%, 06/15/2022	19,006
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	8,921
	Rabobank Netherlands
3,900	3.20%, 03/11/2015 ■	4,007
	Republic New York Capital I
500	7.75%, 11/15/2026	503
	Royal Bank of Scotland plc
2,600	4.88%, 03/16/2015	2,703
	Southern Capital Corp.
54	5.70%, 06/30/2022 ■	56
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,614
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	7,250
	Svenska Handelsbanken Ab
2,900	4.88%, 06/10/2014 ■	3,082
	UBS AG Stamford
235	5.88%, 12/20/2017	261
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,763
1,000	5.75%, 06/15/2017	1,152
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,708
		213,526
	Food Manufacturing - 0.3%
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,130
	Kraft Foods, Inc.
3,800	4.13%, 02/09/2016	4,130
285	5.38%, 02/10/2020	329
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	4,044
		12,633
	Health Care and Social Assistance - 0.4%
	Amgen, Inc.
3,300	5.15%, 11/15/2041	3,313
	CVS Caremark Corp.
7,725	6.13%, 08/15/2016	9,060
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,122
	McKesson Corp.
475	3.25%, 03/01/2016	509
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,306
		16,310
	Information - 0.3%
	AT&T, Inc.
2,510	6.80%, 05/15/2036	3,101
	BellSouth Telecommunications
650	7.00%, 12/01/2095	756
	Cellco Partnership - Verizon Wireless Capital
395	5.55%, 02/01/2014	427
	France Telecom S.A.
1,300	4.38%, 07/08/2014	1,388
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■	2,122
	Verizon Communications, Inc.
2,415	3.50%, 11/01/2021	2,470
240	4.35%, 02/15/2013	248
715	4.75%, 11/01/2041	724
		11,236
	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,779

	Petroleum and Coal Products Manufacturing - 0.5%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	6,873
	EnCana Corp.
305	5.90%, 12/01/2017	356
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	483
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,293

3

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 11.2% - (continued)
	Petroleum and Coal Products Manufacturing - 0.5% - (continued)
	Shell International Finance B.V.
$6,400	4.38%, 03/25/2020	$7,324
		16,329
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,710

	Real Estate, Rental and Leasing - 0.3%
	COX Communications, Inc.
7,000	5.45%, 12/15/2014	7,782
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,128
340	2.75%, 03/15/2017 ■	339
1,800	4.50%, 08/16/2021 ■	1,846
1,500	5.63%, 03/15/2042 ■	1,444
		12,539
	Retail Trade - 0.2%
	Lowe's Co., Inc.
3,400	4.63%, 04/15/2020	3,767
	Staples, Inc.
2,525	9.75%, 01/15/2014	2,869
		6,636
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
9,690	9.36%, 01/01/2021	12,833

	Utilities - 0.7%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,351
	Enel Finance International S.A.
300	3.88%, 10/07/2014 ■	303
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	9,829
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,659
	Southern California Edison Co.
4,000	5.55%, 01/15/2037	4,797
	Wisconsin Electric Power Co.
1,960	4.25%, 12/15/2019	2,174
		25,113
	Total corporate bonds
	(cost $360,161)	$397,805

MUNICIPAL BONDS - 1.1%
	General Obligations - 0.2%
	California State GO, Taxable,
$1,235	7.55%, 04/01/2039	$1,602
	Chicago Metropolitan Water Reclamation Dist,
685	5.72%, 12/01/2038	850
	Los Angeles USD,
4,300	5.75%, 07/01/2034	4,989
		7,441
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,392

	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,297

	Miscellaneous - 0.2%
	Oregon School Boards Association, Taxable Pension,
6,000	4.76%, 06/30/2028	6,875

	Refunded - 0.1%
	Irvine Ranch, CA, Water Dist,
2,870	2.61%, 03/15/2014	2,980

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,808

	Transportation - 0.4%
	Bay Area Toll Auth, CA, Toll Bridge Rev,
3,100	6.26%, 04/01/2049	4,055
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,257
	Maryland State Transit Auth,
1,350	5.89%, 07/01/2043	1,685
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,236
570	6.04%, 12/01/2029	719
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,371
		14,323
	Total municipal bonds
	(cost $32,794)	$39,116

U.S. GOVERNMENT AGENCIES - 0.8%
	Federal Home Loan Mortgage Corporation - 0.3%
$160	2.32%, 04/01/2029 Δ	$165
57	4.00%, 03/01/2041	60
11,837	5.00%, 07/01/2028 - 05/01/2041	12,766
		12,991
	Federal National Mortgage Association - 0.1%
870	4.78%, 02/01/2014	909
1,401	4.97%, 12/01/2013	1,468
256	5.00%, 02/01/2019 - 04/01/2019	279
15	6.50%, 11/01/2013	15
3	7.00%, 02/01/2029	4
		2,675
	Government National Mortgage Association - 0.4%
4,075	6.00%, 06/15/2024 - 06/15/2035	4,629
1,314	6.50%, 03/15/2026 - 02/15/2035	1,532
5,404	7.00%, 11/15/2031 - 11/15/2033	6,398

4

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 0.8% - (continued)
	Government National Mortgage Association - 0.4% - (continued)
$256	7.50%, 09/16/2035		$295
950	8.00%, 09/15/2026 - 02/15/2031		1,077
66	9.00%, 06/20/2016 - 06/15/2022		71
			14,002
	Total U.S. government agencies
	(cost $27,792)		$29,668

U.S. GOVERNMENT SECURITIES - 13.8%
Other Direct Federal Obligations - 2.7%
	Federal Financing Corporation - 0.5%
$17,617	4.40%, 12/06/2013 - 12/27/2013 ○		$17,386

	Tennessee Valley Authority - 2.2%
22,300	4.38%, 06/15/2015		24,830
50,000	6.00%, 03/15/2013		52,725
			77,555
			94,941
U.S. Treasury Securities - 11.1%
	U.S. Treasury Bonds - 3.3%
48,053	4.38%, 02/15/2038 - 05/15/2040		57,722
18,000	6.00%, 02/15/2026		24,834
25,650	6.25%, 08/15/2023		35,525
			118,081
	U.S. Treasury Notes - 7.8%
7,000	0.25%, 03/31/2014		6,988
22,600	0.63%, 12/31/2012		22,672
6,300	0.88%, 01/31/2017		6,261
4,800	1.00%, 09/30/2016		4,816
113,200	1.25%, 10/31/2015		115,455
3,600	1.38%, 01/15/2013		3,633
28,700	1.50%, 06/30/2016		29,460
23,000	2.75%, 02/15/2019		24,777
19,990	3.50%, 05/15/2020		22,486
25,000	3.88%, 05/15/2018		28,703
13,000	4.25%, 08/15/2013		13,701
			278,952
			397,033
	Total U.S. government securities
	(cost $453,312)		$491,974

	Total long-term investments
	(cost $2,894,140)		$3,439,117

SHORT-TERM INVESTMENTS - 2.9%
Repurchase Agreements - 2.7%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
04/02/2012 in the amount of $43,754,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039,  value of
	$44,628)
$43,753	0.12%, 03/30/2012		$43,753
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $3,478, collateralized by
FHLMC 4.00% - 5.00%, 2024 - 2041,
FNMA 3.50% - 5.50%, 2037 - 2042, value
	of $3,548)
3,478	0.15%, 03/30/2012		3,478
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $8,971, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $9,150)
8,971	0.10%, 03/30/2012		8,971
TD Securities Joint TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $18,856,
collateralized by FFCB 0.85% - 5.38%,
2012 - 2023, FHLB 0.06% - 5.50%, 2012
- 2014, FHLMC 0.09% - 6.00%, 2012 -
2036, FNMA 4.00% - 4.50%, 2025 - 2042,
	value of $19,233)
18,856	0.10%, 03/30/2012		18,856
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $153, collateralized by U.S. Treasury Note 4.00%, 2015, value of $156)
153	0.05%, 03/30/2012		153
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $22,335,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $22,781)
22,334	0.15%, 03/30/2012		22,334
			97,545
U.S. Treasury Bills - 0.2%
6,200	0.10%, 8/9/2012 ○		6,198

	Total short-term investments
	(cost $103,743)		$103,743

	Total investments
	(cost $2,997,883) ▲	99.6%	$3,542,860
	Other assets and liabilities	0.4%	13,784
	Total net assets	100.0%	$3,556,644

5

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 8.2% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $3,028,986 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$605,373
Unrealized Depreciation	(91,499)
Net Unrealized Appreciation	$513,874

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $40,593, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $76,613, which represents 2.2% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	11,913
06/2007	11,241	Buck Holdings L.P.	6,634

At March 31, 2012, the aggregate value of these securities was $40,593, which represents 1.1% of total net assets.

GO	–	General Obligations
PA	–	Port Authority
USD	–	United School District

Foreign Currency Contracts Outstanding at March 31, 2012

						Unrealized
				Contract		Appreciation/
Description	Counterparty	Buy / Sell	Market Value ╪	Amount	Delivery Date	(Depreciation)
Japanese Yen	Goldman Sachs	Sell	$35,156	$37,852	04/23/2012	$2,696

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$1,537	$–	$1,530	$7
Common Stocks ‡	2,479,017	2,324,511	113,913	40,593
Corporate Bonds	397,805	–	371,277	26,528
Municipal Bonds	39,116	–	39,116	–
U.S. Government Agencies	29,668	–	29,668	–
U.S. Government Securities	491,974	–	491,974	–
Short-Term Investments	103,743	–	103,743	–
Total	$3,542,860	$2,324,511	$1,151,221	$67,128
Foreign Currency Contracts *	2,696	–	2,696	–
Total	$2,696	$–	$2,696	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2011	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3 *	31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$7	$—	$—	†	$—	$—	$—	$—	$—	$7
Common Stocks	37,276	17	3,317	‡	—	—	(17)	—	—	40,593
Corporate Bonds	7,254	—	22	§	(25)	—	(67)	19,344	—	26,528
Total	$44,537	$17	$3,339		$(25)	$—	$(84)	$19,344	$—	$67,128

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 rounds to zero.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $3,317.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $22.

7

Hartford Advisers HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of March 31, 2012

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.2%
Aa / AA	2.3
A	4.4
Baa / BBB	4.9
Ba / BB	0.1
Unrated	0.5
U.S. Government Agencies and Securities	14.8
Non Debt Securities and Other Short-Term Instruments	72.4
Other Assets & Liabilities	0.4
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

8

American Funds Asset Allocation HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,855	American Funds Insurance Series - Asset Allocation Fund Class 1		$68,898

	Total investment companies
	(cost $53,858)		$68,898

	Total investments
	(cost $53,858) ▲	100.0%	$68,898
	Other assets and liabilities	—%	(10)
	Total net assets	100.0%	$68,888

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $55,689 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,209
Unrealized Depreciation	—
Net Unrealized Appreciation	$13,209

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$68,898
Total	$68,898

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,687	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$36,833

	Total investment companies
	(cost $27,821)		$36,833

	Total investments
	(cost $27,821) ▲	100.0%	$36,833
	Other assets and liabilities	—%	(6)
	Total net assets	100.0%	$36,827

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $28,828 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$8,005
Unrealized Depreciation	—
Net Unrealized Appreciation	$8,005

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$36,833
Total	$36,833

1

American Funds Bond HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
17,896	American Funds Insurance Series - Bond Fund Class 1		$199,538

	Total investment companies
	(cost $185,011)		$199,538

	Total investments
	(cost $185,011) ▲	100.0%	$199,538
	Other assets and liabilities	—%	(26)
	Total net assets	100.0%	$199,512

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $185,938 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,600
Unrealized Depreciation	—
Net Unrealized Appreciation	$13,600

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$199,538
Total	$199,538

American Funds Global Bond HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,597	American Funds Insurance Series - Global Bond Fund Class 1		$44,027

	Total investment companies
	(cost $40,878)		$44,027

	Total investments
	(cost $40,878) ▲	100.0%	$44,027
	Other assets and liabilities	—%	(8)
	Total net assets	100.0%	$44,019

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $41,028 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,999
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,999

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$44,027
Total	$44,027

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
8,216	American Funds Insurance Series - Global Growth and Income Fund Class 1		$82,081

	Total investment companies
	(cost $61,373)		$82,081

	Total investments
	(cost $61,373) ▲	100.0%	$82,081
	Other assets and liabilities	—%	(12)
	Total net assets	100.0%	$82,069

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $63,258 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,823
Unrealized Depreciation	—
Net Unrealized Appreciation	$18,823

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$82,081
Total	$82,081

American Funds Global Growth HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,454	American Funds Insurance Series - Global Growth Fund Class 1		$32,215

	Total investment companies
	(cost $24,299)		$32,215

	Total investments
	(cost $24,299) ▲	100.0%	$32,215
	Other assets and liabilities	—%	(8)
	Total net assets	100.0%	$32,207

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $25,892 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$6,323
Unrealized Depreciation	—
Net Unrealized Appreciation	$6,323

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$32,215
Total	$32,215

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,097	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$61,234

	Total investment companies
	(cost $47,291)		$61,234

	Total investments
	(cost $47,291) ▲	100.0%	$61,234
	Other assets and liabilities	—%	(12)
	Total net assets	100.0%	$61,222

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $49,704 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,530
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,530

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$61,234
Total	$61,234

American Funds Growth HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
6,049	American Funds Insurance Series - Growth Fund Class 1		$361,581

	Total investment companies
	(cost $236,303)		$361,581

	Total investments
	(cost $236,303) ▲	100.0%	$361,581
	Other assets and liabilities	—%	(46)
	Total net assets	100.0%	$361,535

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $245,446 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$116,135
Unrealized Depreciation	—
Net Unrealized Appreciation	$116,135

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$361,581
Total	$361,581

4

American Funds Growth-Income HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,013	American Funds Insurance Series - Growth-Income Fund Class 1		$185,342

	Total investment companies
	(cost $135,956)		$185,342

	Total investments
	(cost $135,956) ▲	100.0%	$185,342
	Other assets and liabilities	—%	(21)
	Total net assets	100.0%	$185,321

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $139,706 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$45,636
Unrealized Depreciation	—
Net Unrealized Appreciation	$45,636

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$185,342
Total	$185,342

American Funds International HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
13,701	American Funds Insurance Series - International Fund Class 1		$234,013

	Total investment companies
	(cost $197,695)		$234,013

	Total investments
	(cost $197,695) ▲	100.0%	$234,013
	Other assets and liabilities	—%	(32)
	Total net assets	100.0%	$233,981

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $203,374 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,639
Unrealized Depreciation	—
Net Unrealized Appreciation	$30,639

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$234,013
Total	$234,013

5

American Funds New World HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares			Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,624	American Funds Insurance Series - New World Fund Class 1		$57,599

	Total investment companies
	(cost $45,918)		$57,599

	Total investments
	(cost $45,918) ▲	100.0%	$57,599
	Other assets and liabilities	—%	(11)
	Total net assets	100.0%	$57,588

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $47,981 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,618
Unrealized Depreciation	—
Net Unrealized Appreciation	$9,618

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At March 31, 2012, the investment valuation hierarchy levels were:

Assets:
Investment in Securities - Level 1	$57,599
Total	$57,599

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2%
	Automobiles & Components - 4.9%
134	Allison Transmission Holdings, Inc. ●	$3,191
91	Continental AG	8,633
190	Daimler AG	11,476
569	Dana Holding Corp.	8,812
3,721	Dongfeng Motor Group Co., Ltd.	6,745
20,423	Ford Motor Co. w/ Rights	255,087
288	General Motors Co. ●	7,390
4,859	Goodyear Tire & Rubber Co. ●	54,518
1,800	Modine Manufacturing Co. ●	15,893
1,292	Stoneridge, Inc. ●	12,775
164	Tenneco Automotive, Inc. ●	6,093
2,186	TRW Automotive Holdings Corp. ●	101,534
539	Yamaha Motor Co., Ltd.	7,293
		499,440
	Banks - 3.2%
2,021	Banco Santander Brasil S.A.	18,529
324	BB&T Corp.	10,166
50	Credicorp Ltd.	6,591
28,069	Mitsubishi UFJ Financial Group, Inc.	140,860
445	PNC Financial Services Group, Inc.	28,728
189	Societe Generale Class A	5,553
1,427	Standard Chartered plc	35,643
2,286	Wells Fargo & Co.	78,034
		324,104
	Capital Goods - 7.5%
267	Assa Abloy Ab	8,367
204	BE Aerospace, Inc. ●	9,461
242	Belden, Inc.	9,159
116	Caterpillar, Inc.	12,338
86	Dover Corp.	5,434
68	Fanuc Corp.	12,126
126	Flowserve Corp.	14,582
510	General Dynamics Corp.	37,394
5,824	General Electric Co.	116,895
883	Honeywell International, Inc.	53,923
212	Ingersoll-Rand plc	8,774
11,982	Itochu Corp.	131,280
228	Joy Global, Inc.	16,753
324	Komatsu Ltd.	9,325
150	L-3 Communications Holdings, Inc.	10,635
333	Lockheed Martin Corp.	29,906
559	Meritor, Inc. ●	4,512
142	Navistar International Corp. ●	5,739
518	Northrop Grumman Corp.	31,627
109	PACCAR, Inc.	5,089
116	Pall Corp.	6,922
96	Parker-Hannifin Corp.	8,081
158	Pentair, Inc.	7,540
990	Rolls-Royce Holdings plc	12,859
3,014	Safran S.A.	110,782
190	Schneider Electric S.A.	12,429
380	SKF Ab B Shares	9,269
195	Vallourec	12,330
580	Vinci S.A.	30,212
146	Wabco Holdings, Inc. ●	8,825
229	WESCO International, Inc. ●	14,930
56	Zodiac Aerospace	5,799
		773,297
	Commercial & Professional Services - 0.2%
194	Edenred	5,847
11	IHS, Inc. ●	1,002
274	Manpower, Inc.	12,994
		19,843
	Consumer Durables & Apparel - 2.2%
443	Brunswick Corp.	11,406
187	Burberry Group plc	4,490
106	Cie Financiere Richemont S.A.	6,658
167	Coach, Inc.	12,923
652	D.R. Horton, Inc.	9,885
313	Deckers Outdoor Corp. ●	19,705
523	De'Longhi S.p.A.	6,469
2,574	Furniture Brands International, Inc. ●	4,324
259	Hanesbrands, Inc. ●	7,651
204	Hasbro, Inc.	7,484
174	Jarden Corp.	6,998
139	Lennar Corp.	3,773
1,310	Liz Claiborne, Inc. ●	17,506
37	Lululemon Athletica, Inc. ●	2,791
27	LVMH Moet Hennessy Louis Vuitton S.A.	4,674
659	Mattel, Inc.	22,196
74	Pandora A/S	864
3,855	Pulte Group, Inc. ●	34,115
83	PVH Corp.	7,381
799	Sega Sammy Holdings, Inc.	16,809
122	Tempur-Pedic International, Inc. ●	10,281
125	Vera Bradley, Inc. ●	3,777
		222,160
	Consumer Services - 1.5%
58	Buffalo Wild Wings, Inc. ●	5,299
482	Compass Group plc	5,056
405	Ctrip.com International Ltd. ADR ●	8,762
281	DeVry, Inc.	9,507
953	Dunkin' Brands Group, Inc.	28,683
7,108	Genting Berhad	25,164
311	ITT Educational Services, Inc. ●	20,555
112	Las Vegas Sands Corp.	6,475
198	Marriott International, Inc. Class A	7,487
2,266	Sands China Ltd. §	8,846
279	Starbucks Corp.	15,599
845	Wynn Macau Ltd.	2,469
151	Yum! Brands, Inc.	10,762
		154,664
	Diversified Financials - 7.7%
330	Ameriprise Financial, Inc.	18,873
3,841	Bank of America Corp.	36,762
180	BlackRock, Inc.	36,812
1,067	CITIC Securities Co., Ltd. ●	2,144
4,403	Citigroup, Inc.	160,912
323	Credit Suisse Group AG	9,206
161	Discover Financial Services, Inc.	5,371
2,623	GAM Holding Ltd.	38,211
556	Goldman Sachs Group, Inc.	69,125
6,858	ING Groep N.V. ●	57,114
6,580	JP Morgan Chase & Co.	302,563
330	Justice Holdings Ltd. ●	4,592
376	Nasdaq OMX Group, Inc. ●	9,728
233	NYSE Euronext	6,980

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Diversified Financials - 7.7% - (continued)
119	Oaktree Capital ■●	$5,573
75	Solar Cayman Ltd. ⌂■●†	7
501	UBS AG	7,027
394	Waddell and Reed Financial, Inc. Class A w/ Rights	12,756
		783,756
	Energy - 10.1%
545	Alpha Natural Resources, Inc. ●	8,282
570	Anadarko Petroleum Corp.	44,635
179	Apache Corp.	18,021
195	Atwood Oceanics, Inc. ●	8,744
531	Baker Hughes, Inc.	22,270
1,293	BG Group plc	29,982
1,352	BP plc	10,071
58	BP plc ADR	2,597
138	Bumi plc ●	1,384
194	Cabot Oil & Gas Corp.	6,058
416	Cameco Corp.	8,940
130	Cameron International Corp. ●	6,863
232	Canadian Natural Resources Ltd. ADR	7,683
1,951	CGX Energy, Inc. ●	2,757
1,372	Cheniere Energy, Inc. ●	20,550
6,421	Chesapeake Energy Corp.	148,784
2,623	Cobalt International Energy ●	78,783
342	Consol Energy, Inc.	11,673
99	Diamond Offshore Drilling, Inc.	6,604
2,148	ENSCO International plc	113,707
56	EOG Resources, Inc.	6,224
492	Halliburton Co.	16,316
11	HRT Participacoes em Petroleo S.A. ●	3,980
1,478	Imperial Oil Ltd.	67,096
1	Inpex Corp.	9,778
6,382	JX Holdings, Inc.	39,819
1,896	Karoon Gas Australia Ltd. ●	12,824
258	Kior, Inc. ●	3,452
616	Lone Pine Resources, Inc. ●	4,005
511	Newfield Exploration Co. ●	17,739
155	Noble Corp.	5,823
434	Occidental Petroleum Corp.	41,286
747	Pacific Rubiales Energy Corp.	21,835
102	Peabody Energy Corp.	2,966
2,650	Petroleo Brasileiro S.A. ADR	70,387
2,922	Petroleum Geo-Services ●	42,791
148	Royal Dutch Shell plc ADR	10,354
631	Southwestern Energy Co. ●	19,321
361	Statoil ASA	9,803
212	Statoilhydro ASA ADR	5,755
273	TGS Nopec Geophysical Co. ASA	7,498
60	Transocean, Inc.	3,302
539	Tsakos Energy Navigation Ltd.	4,678
81	Tullow Oil plc	1,976
413	Ultra Petroleum Corp. ●	9,338
1,712	Uranium One, Inc. ●	4,754
258	Valero Energy Corp.	6,648
251	Whiting Petroleum Corp. ●	13,627
446	Williams Cos., Inc.	13,741
		1,035,504
	Food & Staples Retailing - 0.6%
499	CVS Caremark Corp.	22,362
751	Sysco Corp.	22,420
1,279	Tesco plc	6,753
237	Walgreen Co.	7,930
95	Wal-Mart Stores, Inc.	5,802
		65,267
	Food, Beverage & Tobacco - 2.6%
534	Archer Daniels Midland Co.	16,920
129	Coca-Cola Co.	9,547
47	Diageo plc ADR	4,565
271	Diamond Foods, Inc.	6,193
170	Dr. Pepper Snapple Group	6,828
225	Green Mountain Coffee Roasters, Inc. ●	10,530
249	Groupe Danone	17,361
828	Grupo Modelo S.A.B.	5,803
1,646	Kraft Foods, Inc.	62,582
67	Lorillard, Inc.	8,679
856	Maple Leaf Foods, Inc. w/ Rights	10,202
422	Molson Coors Brewing Co.	19,117
564	PepsiCo, Inc.	37,401
145	Philip Morris International, Inc.	12,890
1,718	Smithfield Foods, Inc. ●	37,854
		266,472
	Health Care Equipment & Services - 4.5%
143	Aetna, Inc.	7,188
104	AmerisourceBergen Corp.	4,116
109	Cardinal Health, Inc.	4,699
8,066	CareView Communications, Inc. ●	12,502
119	Cie Generale d'Optique Essilor International S.A.	10,624
1,548	CIGNA Corp.	76,244
1,111	Covidien plc	60,749
151	Edwards Lifesciences Corp. ●	11,001
167	Gen-Probe, Inc. ●	11,057
1,319	HCA Holdings, Inc.	32,635
780	Hologic, Inc. ●	16,800
69	Humana, Inc.	6,409
27	Intuitive Surgical, Inc. ●	14,426
1,303	Medtronic, Inc.	51,059
212	St. Jude Medical, Inc.	9,376
176	SXC Health Solutions Corp. ●	13,217
1,670	UnitedHealth Group, Inc.	98,452
551	Universal Health Services, Inc. Class B	23,080
		463,634
	Household & Personal Products - 0.1%
55	Energizer Holdings, Inc. ●	4,110
575	Hengan International Group Co., Ltd.	5,800
		9,910
	Insurance - 3.3%
141	ACE Ltd.	10,320
1,934	Aflac, Inc.	88,932
4,389	AIA Group Ltd.	16,112
2,132	American International Group, Inc. ●	65,727
500	Aon Corp.	24,538
750	Assured Guaranty Ltd.	12,393
1,883	China Pacific Insurance	5,857
113	Everest Re Group Ltd.	10,439
284	Genworth Financial, Inc. ●	2,364
296	Principal Financial Group, Inc.	8,721
331	Progressive Corp.	7,670

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Insurance - 3.3% - (continued)
575	Prudential plc	$6,892
669	QBE Insurance Group Ltd.	9,822
240	Reinsurance Group of America, Inc.	14,294
121	StanCorp Financial Group, Inc.	4,957
288	Swiss Re Ltd.	18,366
818	Unum Group	20,029
37	Zurich Financial Services AG	9,835
		337,268
	Materials - 5.0%
109	Agrium U.S., Inc.	9,440
139	Akzo Nobel N.V.	8,186
657	AngloGold Ltd. ADR	24,271
283	Atlas Iron Ltd	849
580	Barrick Gold Corp.	25,233
75	BASF SE	6,545
457	Cabot Corp.	19,507
250	Celanese Corp.	11,552
43	Cliff's Natural Resources, Inc.	2,950
197	Detour Gold Corp. ●	4,912
5,878	Dow Chemical Co.	203,609
407	Fortescue Metals Group Ltd.	2,456
7	Givaudan	7,194
4,923	Glencore International plc	30,726
190	International Paper Co.	6,662
278	JSR Corp.	5,637
1,024	Louisiana-Pacific Corp. ●	9,576
690	Lundin Mining Corp. ●	3,093
696	Methanex Corp. ADR	22,568
488	Molycorp, Inc. ●	16,519
316	Mosaic Co.	17,465
1,038	Norbord, Inc. ●	11,970
1,626	Petronas Chemicals Group Bhd.	3,578
12,231	PTT Chemical Public Co., Ltd. ●	28,149
147	Rio Tinto plc ADR	8,144
205	Sealed Air Corp.	3,959
1,970	Sino Forest Corp. Class A ⌂●†	677
2,064	TSRC Corp.	5,290
197	Umicore	10,848
37	Walter Energy, Inc.	2,184
47	Yamato Kogyo Co.	1,371
		515,120
	Media - 3.4%
163	CBS Corp. Class B	5,524
1,062	Comcast Corp. Class A	31,857
393	Comcast Corp. Special Class A	11,585
725	DirecTV Class A ●	35,771
595	Focus Media Holding Ltd. ADR	14,945
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	—
228	Liberty Global, Inc. ●	11,413
765	Omnicom Group, Inc.	38,749
135	Publicis Groupe	7,442
10,637	Sirius XM Radio, Inc. w/ Rights ●	24,572
290	Time Warner, Inc.	10,959
1,345	Viacom, Inc. Class B	63,845
2,139	Walt Disney Co.	93,638
		350,300
	Pharmaceuticals, Biotechnology & Life Sciences - 6.3%
1,271	Agilent Technologies, Inc.	56,586
151	Alkermes plc ●	2,807
763	Almirall S.A.	6,649
399	Amgen, Inc.	27,132
173	Amylin Pharmaceuticals, Inc. ●	4,316
30	AstraZeneca plc ADR	1,340
173	Auxilium Pharmaceuticals, Inc. ●	3,212
1,652	Avanir Pharmaceuticals ●	5,649
200	Biogen Idec, Inc. ●	25,222
367	Bristol-Myers Squibb Co.	12,383
288	Bruker Corp. ●	4,406
44	Celgene Corp. ●	3,403
119	Cubist Pharmaceuticals, Inc. ●	5,151
1,056	Daiichi Sankyo Co., Ltd.	19,295
856	Elan Corp. plc ADR ●	12,855
252	Eli Lilly & Co.	10,132
1,994	Gilead Sciences, Inc. ●	97,428
433	Life Technologies Corp. ●	21,131
256	Map Pharmaceuticals, Inc. ●	3,679
1,016	Merck & Co., Inc.	38,999
479	Mylan, Inc. ●	11,242
3,130	Novavax, Inc. ●	3,944
85	Onyx Pharmaceuticals, Inc. ●	3,191
86	Regeneron Pharmaceuticals, Inc. ●	9,971
152	Roche Holding AG	26,403
73	Salix Pharmaceuticals Ltd. ●	3,832
247	Seattle Genetics, Inc. ●	5,040
966	Shionogi & Co., Ltd.	13,408
3,811	Teva Pharmaceutical Industries Ltd. ADR	171,717
2,170	TherapeuticsMD, Inc. ●	5,209
222	Waters Corp. ●	20,589
826	WuXi PharmaTech Cayman, Inc. ●	11,896
		648,217
	Real Estate - 0.5%
774	BR Malls Participacoes S.A.	10,008
472	CBRE Group, Inc. ●	9,412
110	Daito Trust Construction Co., Ltd.	9,942
171	Host Hotels & Resorts, Inc.	2,803
60	Unibail-Rodamco SE	12,044
459	Weyerhaeuser Co.	10,061
		54,270
	Retailing - 6.2%
257	Abercrombie & Fitch Co. Class A	12,770
134	Advance Automotive Parts, Inc.	11,877
8,452	Allstar Co. ⌂†	8,757
218	Amazon.com, Inc. ●	44,231
150	AutoZone, Inc. ●	55,621
109	Bed Bath & Beyond, Inc. ●	7,149
29,055	Buck Holdings L.P. ⌂●†	73,583
243	Buckle (The), Inc.	11,652
358	CarMax, Inc. ●	12,401
320	Chico's FAS, Inc.	4,828
134	Cia. Hering	3,471
63	Dollar General Corp. ●	2,920
45	Dollarama, Inc.	2,120
91	DSW, Inc.	5,000
348	Express, Inc. ●	8,700
34	Fast Retailing Co., Ltd.	7,778
1,349	GameStop Corp. Class A	29,461

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Retailing - 6.2% - (continued)
227	GNC Holdings, Inc.	$7,910
585	Kohl's Corp.	29,258
1,678	Liberty Media - Interactive A ●	32,035
3,401	Lowe's Co., Inc.	106,731
91	Nordstrom, Inc.	5,071
30	Priceline.com, Inc. ●	21,812
241	Rent-A-Center, Inc.	9,093
90	Ross Stores, Inc.	5,252
179	Shutterfly, Inc. ●	5,603
267	Start Today Co., Ltd.	4,926
608	Target Corp.	35,437
1,588	TJX Cos., Inc.	63,047
189	Urban Outfitters, Inc. ●	5,494
		633,988
	Semiconductors & Semiconductor Equipment - 1.8%
571	Altera Corp.	22,753
391	Analog Devices, Inc.	15,782
183	Broadcom Corp. Class A	7,195
166	Cree, Inc. ●	5,259
380	Cypress Semiconductor Corp.	5,937
476	Infineon Technologies AG	4,860
408	Intersil Corp.	4,572
221	Maxim Integrated Products, Inc.	6,319
241	ON Semiconductor Corp. ●	2,173
1,601	RF Micro Devices, Inc. ●	7,974
47	Samsung Electronics Co., Ltd.	52,514
465	Skyworks Solutions, Inc. ●	12,848
171	Spreadtrum Communications, Inc.	2,827
4,317	Taiwan Semiconductor Manufacturing Co., Ltd.	12,411
551	Xilinx, Inc.	20,071
		183,495
	Software & Services - 10.7%
90	Accenture plc	5,811
4,907	Activision Blizzard, Inc.	62,907
269	Automatic Data Processing, Inc.	14,835
303	BMC Software, Inc. ●	12,184
695	Booz Allen Hamilton Holding Corp.	11,838
882	Cadence Design Systems, Inc. ●	10,437
285	Check Point Software Technologies Ltd. ADR ●	18,204
129	Cognizant Technology Solutions Corp. ●	9,937
151	Concur Technologies, Inc. ●	8,636
78	DeNa Co., Ltd.	2,149
2,879	eBay, Inc. ●	106,189
238	Electronic Arts, Inc. ●	3,915
175	Equinix, Inc. ●	27,546
163	Fiserv, Inc. ●	11,297
126	Fortinet, Inc. ●	3,493
285	Genpact Ltd. ●	4,647
232	Global Payments, Inc. ⌂†	11,022
152	Google, Inc. ●	97,464
217	IAC/Interactive Corp.	10,663
95	IBM Corp.	19,869
514	iGate Corp. ●	8,613
85	Intuit, Inc.	5,087
74	Kakaku.com, Inc.	1,931
1,967	Kit Digital, Inc. ●	14,165
106	LinkedIn Corp. ●	10,832
17	Mastercard, Inc.	7,065
7,765	Microsoft Corp.	250,427
62	MicroStrategy, Inc. ●	8,625
26	Netease.com, Inc. ●	1,525
6,372	Oracle Corp.	185,794
236	Paychex, Inc.	7,308
124	Red Hat, Inc. ●	7,439
381	Rovi Corp. ●	12,417
72	S.p.A. ADR	5,003
87	Salesforce.com, Inc. ●	13,475
109	Teradata Corp. ●	7,449
311	Tibco Software, Inc. ●	9,489
546	TiVo, Inc. ●	6,548
3,664	Western Union Co.	64,482
549	Yandex N.V. ●	14,738
		1,095,455
	Technology Hardware & Equipment - 7.1%
719	Acme Packet, Inc. ●	19,775
43	ADTRAN, Inc.	1,329
422	Apple, Inc. ●	252,981
384	Arrow Electronics, Inc. ●	16,129
200	Aruba Networks, Inc. ●	4,454
156	Canon, Inc.	7,462
5,837	Cisco Systems, Inc.	123,444
294	Dell, Inc. ●	4,884
3,161	EMC Corp. ●	94,463
459	Emulex Corp. ●	4,764
50	F5 Networks, Inc. ●	6,813
1,641	Flextronics International Ltd. ●	11,866
564	Fujitsu Ltd.	2,996
352	Harris Corp.	15,862
233	Hewlett-Packard Co.	5,557
6,909	Hon Hai Precision Industry Co., Ltd.	26,897
481	Jabil Circuit, Inc.	12,085
1,084	JDS Uniphase Corp. ●	15,701
1,155	Juniper Networks, Inc. ●	26,436
7,460	Legend Holdings Ltd.	6,730
350	NetApp, Inc. ●	15,687
524	QLogic Corp. ●	9,297
95	Qualcomm, Inc.	6,493
330	Riverbed Technology, Inc. ●	9,265
158	SanDisk Corp. ●	7,836
160	Trimble Navigation Ltd. ●	8,699
264	Universal Display Corp. ●	9,639
		727,544
	Telecommunication Services - 1.2%
1,888	Clearwire Corp. ●	4,304
3,494	MetroPCS Communications, Inc. ●	31,515
2,582	NII Holdings, Inc. Class B ●	47,283
373	Softbank Corp.	11,116
542	Tele2 Ab B Shares	11,064
688	Telenor ASA	12,765
308	Vodafone Group plc ADR	8,523
		126,570
	Transportation - 6.0%
23,989	AirAsia Berhad	27,030
520	Canadian Pacific Railway Ltd. ADR	39,464
508	CSX Corp.	10,921
9,536	Delta Air Lines, Inc. ●	94,504

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.2% - (continued)
	Transportation - 6.0% - (continued)
150	Expeditors International of Washington, Inc.		$6,990
1,083	FedEx Corp.		99,630
3,856	Hertz Global Holdings, Inc. ●		57,988
6,470	JetBlue Airways Corp. ●		31,638
632	JSL S.A.		3,778
661	Knight Transportation, Inc.		11,673
45	Kuehne & Nagel International AG		6,136
261	Localiza Rent a Car S.A.		4,799
1,351	Toll Holdings Ltd.		8,236
7,544	United Continental Holdings, Inc. ●		162,205
570	United Parcel Service, Inc. Class B		45,977
			610,969
	Utilities - 0.6%
354	Companhia Energetica de Minas Gerais ADR		8,417
5,980	ENN Energy Holdings Ltd.		20,730
196	Entergy Corp.		13,166
1,032	Tokyo Electric Power Co., Inc.		2,614
336	UGI Corp.		9,168
362	Xcel Energy, Inc.		9,593
			63,688
	Total common stocks
	(cost $9,041,298)		$9,964,935

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂●		$—

	Total warrants
	(cost $–)		$—

CORPORATE BONDS - 0.3%
	Finance and Insurance - 0.3%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ		$32,367

	Total corporate bonds
	(cost $53,139)		$32,367

	Total long-term investments (cost $9,094,437)		$9,997,302

SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
04/02/2012 in the amount of $100,531,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039,  value of
	$102,541)
$100,530	0.12%, 03/30/2012		$100,530
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in
the amount of $7,992, collateralized by
FHLMC 4.00% - 5.00%, 2024 - 2041,
FNMA 3.50% - 5.50%, 2037 - 2042,
	value of $8,152)
7,992	0.15%, 03/30/2012		7,992
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $20,611, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $21,023)
20,611	0.10%, 03/30/2012		20,611
TD Securities Joint TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $43,325,
collateralized by FFCB 0.85% - 5.38%,
2012 - 2023, FHLB 0.06% - 5.50%, 2012 -
2014, FHLMC 0.09% - 6.00%, 2012 -
2036, FNMA 4.00% - 4.50%, 2025 -
	2042, value of $44,191)
43,325	0.10%, 03/30/2012		43,325
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $351, collateralized by U.S. Treasury Note 4.00%, 2015, value of $359)
351	0.05%, 03/30/2012		351
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $51,317,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $52,343)
51,316	0.15%, 03/30/2012		51,316
			224,125
	Total short-term investments
	(cost $224,125)		$224,125

	Total investments
	(cost $9,318,562) ▲	99.7%	$10,221,427
	Other assets and liabilities	0.3%	31,008
	Total net assets	100.0%	$10,252,435

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 22.5% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $9,590,373 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,288,349
Unrealized Depreciation	(657,295)
Net Unrealized Appreciation	$631,054

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $94,046, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $37,947, which represents 0.4% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $8,846, which represents 0.1% of total net assets.

∞	Securities exempt from registration under Regulation D of the Securities Act of 1933. The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value and percentage of net assets of these securities rounds to zero.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	8,604
06/2007	29,055	Buck Holdings L.P.	17,135
07/2011- 03/2012	232	Global Payments, Inc.	11,521
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
01/2010 - 07/2011	1,970	Sino Forest Corp. Class A	33,397
03/2007	75	Solar Cayman Ltd. - 144A	22

At March 31, 2012, the aggregate value of these securities was $94,046, which represents 0.9% of total net assets.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Goldman Sachs	Sell	$327	$327	04/03/2012	$–
Australian Dollar	Westpac International	Sell	655	658	04/02/2012	3
British Pound	Citibank	Sell	1,402	1,402	04/04/2012	–
British Pound	State Street Global Markets LLC	Buy	992	984	04/02/2012	8
Canadian Dollar	Barclay Investments	Buy	180	180	04/02/2012	–
Canadian Dollar	Deutsche Bank Securities	Sell	1,651	1,652	04/03/2012	1
Canadian Dollar	Deutsche Bank Securities	Buy	207	207	04/03/2012	–
Canadian Dollar	JP Morgan Securities	Sell	133	133	04/04/2012	–
Euro	Barclay Investments	Sell	46,312	44,834	12/14/2012	(1,478)
Euro	Citibank	Sell	58,433	56,642	12/14/2012	(1,791)
Euro	CS First Boston	Sell	573	573	04/03/2012	–
Euro	Deutsche Bank Securities	Sell	59,853	57,918	12/14/2012	(1,935)
Euro	HSBC Securities	Sell	582	579	04/02/2012	(3)
Euro	HSBC Securities	Buy	593	590	04/03/2012	3
Euro	Morgan Stanley	Sell	13,963	13,514	12/14/2012	(449)
Euro	UBS AG	Sell	260	259	04/02/2012	(1)
Euro	UBS AG	Sell	18,033	17,440	12/14/2012	(593)
Euro	UBS AG	Buy	138	138	04/02/2012	–
Japanese Yen	Barclay Investments	Buy	30,643	30,425	12/14/2012	218
Japanese Yen	Citibank	Buy	30,643	30,431	12/14/2012	212
Japanese Yen	CS First Boston	Buy	30,641	30,369	12/14/2012	272
Japanese Yen	Deutsche Bank Securities	Buy	27,036	26,743	12/14/2012	293
Japanese Yen	Deutsche Bank Securities	Sell	60,004	61,566	12/14/2012	1,562
Japanese Yen	Goldman Sachs	Sell	102,615	105,303	12/14/2012	2,688
Japanese Yen	Goldman Sachs	Sell	1,172	1,170	04/02/2012	(2)
Japanese Yen	Morgan Stanley	Sell	4,682	4,711	04/03/2012	29
Japanese Yen	Morgan Stanley	Buy	30,641	30,337	12/14/2012	304
Japanese Yen	Morgan Stanley	Sell	60,004	61,721	12/14/2012	1,717
Japanese Yen	Morgan Stanley	Buy	596	600	04/03/2012	(4)
Japanese Yen	Standard Chartered Bank	Sell	584	589	04/04/2012	5
Japanese Yen	UBS AG	Buy	30,638	30,403	12/14/2012	235
Japanese Yen	UBS AG	Sell	59,914	61,630	12/14/2012	1,716
Norwegian Krone	Citibank	Sell	264	261	04/02/2012	(3)
Swedish Krona	Deutsche Bank Securities	Buy	6	6	04/02/2012	–
Swedish Krona	JP Morgan Securities	Sell	1,479	1,464	04/03/2012	(15)
Swiss Franc	Banc of America Securities	Buy	608	604	04/03/2012	4
Swiss Franc	Morgan Stanley	Buy	773	770	04/02/2012	3
Swiss Franc	Westpac International	Buy	1,663	1,664	04/04/2012	(1)
Swiss Franc	Westpac International	Sell	2,762	2,763	04/04/2012	1
						$2,999

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$499,440	$465,293	$34,147	$–
Banks	324,104	142,048	182,056	–
Capital Goods	773,297	418,519	354,778	–
Commercial & Professional Services	19,843	13,996	5,847	–
Consumer Durables & Apparel	222,160	182,196	39,964	–
Consumer Services	154,664	113,129	41,535	–
Diversified Financials	783,756	664,474	113,702	5,580
Energy	1,035,504	869,578	165,926	–
Food & Staples Retailing	65,267	58,514	6,753	–
Food, Beverage & Tobacco	266,472	249,111	17,361	–
Health Care Equipment & Services	463,634	453,010	10,624	–
Household & Personal Products	9,910	4,110	5,800	–
Insurance	337,268	270,384	66,884	–
Materials	515,120	431,763	82,680	677
Media	350,300	342,858	7,442	–
Pharmaceuticals, Biotechnology & Life Sciences	648,217	582,462	65,755	–
Real Estate	54,270	32,284	21,986	–
Retailing	633,988	538,944	12,704	82,340
Semiconductors & Semiconductor Equipment	183,495	113,710	69,785	–
Software & Services	1,095,455	1,080,353	4,080	11,022
Technology Hardware & Equipment	727,544	683,459	44,085	–
Telecommunication Services	126,570	91,625	34,945	–
Transportation	610,969	569,567	41,402	–
Utilities	63,688	40,344	23,344	–
Total	9,964,935	8,411,731	1,453,585	99,619
Corporate Bonds	32,367	–	32,367	–
Warrants	–	–	–	–
Short-Term Investments	224,125	–	224,125	–
Total	$10,221,427	$8,411,731	$1,710,077	$99,619
Foreign Currency Contracts*	9,274	–	9,274	–
Total	$9,274	$–	$9,274	$–
Liabilities:
Foreign Currency Contracts*	6,275	–	6,275	–
Total	$6,275	$–	$6,275	$–

♦	For the three-month period ended March 31, 2012, investments valued at $5,851 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2012
Assets:
Common Stocks	$79,825	$(13)	$8,804	†	$—	$1,967	$(2,103)	$11,139	$—	$99,619
Total	$79,825	$(13)	$8,804		$—	$1,967	$(2,103)	$11,139	$—	$99,619

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $8,804.

9

Hartford Disciplined Equity HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.0%
850	Ford Motor Co. w/ Rights	$10,613

	Banks - 4.7%
283	BB&T Corp.	8,881
256	PNC Financial Services Group, Inc.	16,485
721	Wells Fargo & Co.	24,605
		49,971
	Capital Goods - 8.9%
169	AMETEK, Inc.	8,211
77	Boeing Co.	5,730
60	Caterpillar, Inc.	6,358
110	Cooper Industries plc Class A	7,004
131	Dover Corp.	8,256
606	General Electric Co.	12,154
139	Illinois Tool Works, Inc.	7,922
63	Parker-Hannifin Corp.	5,349
85	TransDigm Group, Inc. ●	9,865
196	United Technologies Corp.	16,248
36	W.W. Grainger, Inc.	7,697
		94,794
	Commercial & Professional Services - 1.7%
171	Equifax, Inc. ●	7,551
154	Towers Watson & Co.	10,176
		17,727
	Consumer Durables & Apparel - 2.0%
136	Deckers Outdoor Corp. ●Θ	8,571
149	PVH Corp. Θ	13,291
		21,862
	Consumer Services - 1.4%
152	McDonald's Corp.	14,866

	Diversified Financials - 6.0%
145	Ameriprise Financial, Inc.	8,260
1,423	Bank of America Corp. Θ	13,617
36	BlackRock, Inc.	7,276
317	Citigroup, Inc.	11,596
352	JP Morgan Chase & Co.	16,165
434	SLM Corp.	6,838
		63,752
	Energy - 9.9%
289	Chesapeake Energy Corp. Θ	6,691
109	Chevron Corp.	11,643
273	Cobalt International Energy ●	8,210
273	ConocoPhillips Holding Co.	20,718
239	Exxon Mobil Corp.	20,705
200	Marathon Oil Corp.	6,354
115	National Oilwell Varco, Inc.	9,120
169	Occidental Petroleum Corp.	16,053
350	WPX Energy, Inc. ●	6,308
		105,802
	Food & Staples Retailing - 3.4%
119	Costco Wholesale Corp.	10,796
317	CVS Caremark Corp.	14,194
339	Walgreen Co.	11,342
		36,332
	Food, Beverage & Tobacco - 6.0%
374	Altria Group, Inc.	11,542
85	Lorillard, Inc.	11,030
243	PepsiCo, Inc.	16,110

283	Philip Morris International, Inc.	25,117
		63,799
	Health Care Equipment & Services - 4.1%
156	Covidien plc	8,522
112	McKesson Corp.	9,793
140	St. Jude Medical, Inc.	6,209
332	UnitedHealth Group, Inc.	19,543
		44,067
	Household & Personal Products - 1.1%
154	Energizer Holdings, Inc. ●	11,392

	Insurance - 1.7%
109	ACE Ltd.	7,998
265	MetLife, Inc.	9,887
		17,885
	Materials - 1.7%
343	Dow Chemical Co.	11,886
117	Newmont Mining Corp.	5,983
		17,869
	Media - 1.0%
230	Viacom, Inc. Class B	10,894

	Pharmaceuticals, Biotechnology & Life Sciences - 10.5%
156	Agilent Technologies, Inc.	6,946
158	Amgen, Inc.	10,729
51	Biogen Idec, Inc. ●	6,387
306	Eli Lilly & Co.	12,338
338	Forest Laboratories, Inc. ●	11,738
223	Gilead Sciences, Inc. ●	10,879
656	Merck & Co., Inc.	25,205
37	Regeneron Pharmaceuticals, Inc. ●	4,325
146	Salix Pharmaceuticals Ltd. ●	7,660
115	Thermo Fisher Scientific, Inc.	6,461
137	Watson Pharmaceuticals, Inc. ●	9,211
		111,879
	Retailing - 6.6%
185	Abercrombie & Fitch Co. Class A Θ	9,184
82	Amazon.com, Inc. ●	16,687
391	Lowe's Co., Inc.	12,284
235	Ross Stores, Inc.	13,650
475	TJX Cos., Inc.	18,861
		70,666
	Semiconductors & Semiconductor Equipment - 1.0%
226	Avago Technologies Ltd.	8,793
87	Skyworks Solutions, Inc. ●	2,405
		11,198
	Software & Services - 13.6%
232	Accenture plc	14,985
726	Activision Blizzard, Inc.	9,309
313	eBay, Inc. ●Θ	11,550
71	Factset Research Systems, Inc.	7,055
22	Google, Inc. ●	14,274
144	Intuit, Inc.	8,674
18	Mastercard, Inc. Θ	7,536
899	Microsoft Corp.	28,992
574	Oracle Corp.	16,750
96	Teradata Corp. ●	6,516
270	VeriSign, Inc.	10,366

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Software & Services - 13.6% - (continued)
476	Western Union Co.	$8,372
		144,379
	Technology Hardware & Equipment - 8.5%
77	Apple, Inc. ●	46,108
906	Cisco Systems, Inc.	19,157
495	EMC Corp. ●	14,793
152	Qualcomm, Inc.	10,346
		90,404
	Telecommunication Services - 0.6%
199	AT&T, Inc.	6,217

	Utilities - 2.8%
238	American Electric Power Co., Inc.	9,170
114	NextEra Energy, Inc.	6,944
513	Xcel Energy, Inc.	13,589
		29,703
	Total common stocks
	(cost $813,282)	$1,046,071

	Total long-term investments (cost $813,282)	$1,046,071

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $6,660,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$6,793)
$6,660	0.12%, 03/30/2012		$6,660
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $530, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $540)
530	0.15%, 03/30/2012		530
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $1,365, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $1,393)
1,365	0.10%, 03/30/2012		1,365
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $2,870, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $2,928)
2,870	0.10%, 03/30/2012		2,870
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $23, collateralized by U.S. Treasury Note 4.00%, 2015, value of $24)
23	0.05%, 03/30/2012		23
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $3,400,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018
	- 2051, value of $3,468)
$3,400	0.15%, 03/30/2012		$3,400
			14,848
	Total short-term investments
	(cost $14,848)		$14,848

	Total investments
	(cost $828,130) ▲	99.6%	$1,060,919
	Other assets and liabilities	0.4%	3,739
	Total net assets	100.0%	$1,064,658

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $828,752 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$247,709
Unrealized Depreciation	(15,542)
Net Unrealized Appreciation	$232,167

●	Non-income producing

Θ	At March 31, 2012, this security, or a portion of this security, is designated to cover written call options in the table below:

							Unrealized
		Exercise	Expiration	Number of	Market	Premiums	Appreciation
Description	Option Type	Price/ Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
Abercrombie & Fitch Co.	Equity	$55.00	04/21/2012	205	$7	$20	$13
Bank of America Corp.	Equity	$9.00	04/21/2012	1,275	96	18	(78)
Chesapeake Energy Corp.	Equity	$27.00	04/21/2012	435	3	18	15
Deckers Outdoor Corp.	Equity	$80.00	04/21/2012	150	1	11	10
eBay, Inc.	Equity	$36.00	04/21/2012	322	49	46	(3)
Mastercard, Inc.	Equity	$420.00	04/21/2012	28	29	33	4
PVH Corp.	Equity	$92.50	04/21/2012	120	9	11	2
					$194	$157	$(37)

*      The number of contracts does not omit 000's.

Written Put Option Contracts Outstanding at March 31, 2012

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Agilent Technologies, Inc.	Equity	$36.00	04/21/2012	241	$1	$9	$8
Caterpillar,Inc.	Equity	$100.00	04/21/2012	93	8	10	2
Cobalt International Energy	Equity	$25.00	04/21/2012	343	4	18	14
Deckers Outdoor Corp.	Equity	$62.50	04/21/2012	157	31	17	(14)
National Oilwell Varco, Inc.	Equity	$72.50	04/21/2012	126	5	11	6
Newmont Mining Corp.	Equity	$52.50	04/21/2012	171	34	14	(20)
Regeneron Pharmaceuticals, Inc.	Equity	$85.00	04/21/2012	97	2	4	2
					$85	$83	$(2)

*      The number of contracts does not omit 000's.

Cash of $1,318 was pledged as collateral for open written put option contracts at March 31, 2012.

Futures Contracts Outstanding at March 31, 2012

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini	186	Long	06/15/2012	$13,050	$12,933	$117

*      The number of contracts does not omit 000's.

Cash of $861 was pledged as initial margin deposit and collateral for open futures contracts at March 31, 2012.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,046,071	$1,046,071	$–	$–
Short-Term Investments	14,848	–	14,848	–
Total	$1,060,919	$1,046,071	$14,848	$–
Futures *	117	117	–	–
Written Options *	76	76	–	–
Total	$193	$193	$–	$–
Liabilities:
Written Options *	115	115	–	–
Total	$115	$115	$–	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 1.7%
3,062	Ford Motor Co. w/ Rights	$38,239
1,380	Johnson Controls, Inc.	44,823
		83,062
	Banks - 6.6%
1,213	PNC Financial Services Group, Inc.	78,226
1,536	US Bancorp	48,651
5,504	Wells Fargo & Co.	187,910
		314,787
	Capital Goods - 7.9%
865	Cooper Industries plc Class A	55,298
619	Deere & Co.	50,053
572	General Dynamics Corp.	41,944
3,541	General Electric Co.	71,078
913	Honeywell International, Inc.	55,751
268	Lockheed Martin Corp.	24,109
848	Raytheon Co.	44,757
328	Siemens AG ADR	33,025
		376,015
	Commercial & Professional Services - 1.0%
1,308	Waste Management, Inc.	45,742

	Diversified Financials - 7.1%
811	Ameriprise Financial, Inc.	46,344
3,075	Bank of America Corp.	29,432
229	BlackRock, Inc.	46,902
17	CME Group, Inc.	4,797
288	Goldman Sachs Group, Inc.	35,795
2,966	JP Morgan Chase & Co.	136,367
447	NYSE Euronext	13,411
117	State Street Corp.	5,337
1,656	UBS AG ADR	23,216
		341,601
	Energy - 11.9%
931	Anadarko Petroleum Corp.	72,911
986	Baker Hughes, Inc.	41,345
751	Chesapeake Energy Corp.	17,391
1,038	Chevron Corp.	111,324
2,075	EnCana Corp. ADR	40,769
1,956	Exxon Mobil Corp.	169,673
508	Occidental Petroleum Corp.	48,348
841	Total S.A. ADR	42,969
1,035	Ultra Petroleum Corp. ●	23,431
		568,161
	Food & Staples Retailing - 1.0%
1,094	CVS Caremark Corp.	49,007

	Food, Beverage & Tobacco - 5.0%
424	Anheuser-Busch InBev N.V.	30,855
350	General Mills, Inc.	13,792
1,286	PepsiCo, Inc.	85,293
774	Philip Morris International, Inc.	68,564
1,191	Unilever N.V. Class NY ADR	40,513
		239,017
	Health Care Equipment & Services - 3.1%
1,200	Cardinal Health, Inc.	51,736
1,778	Medtronic, Inc.	69,668
441	UnitedHealth Group, Inc.	25,969
		147,373
	Household & Personal Products - 1.5%
1,096	Procter & Gamble Co.	73,636

	Insurance - 5.1%
932	ACE Ltd.	68,211
576	Chubb Corp.	39,777
259	Marsh & McLennan Cos., Inc.	8,506
1,209	MetLife, Inc.	45,164
1,103	Principal Financial Group, Inc.	32,549
768	Prudential Financial, Inc.	48,703
		242,910
	Materials - 2.4%
176	Agrium U.S., Inc.	15,175
864	Barrick Gold Corp.	37,576
1,819	Dow Chemical Co.	63,003
		115,754
	Media - 5.4%
3,558	Comcast Corp. Class A	106,790
551	Omnicom Group, Inc.	27,923
1,288	Time Warner, Inc.	48,620
296	Viacom, Inc. Class B	14,028
1,366	Walt Disney Co.	59,795
		257,156
	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
826	AstraZeneca plc ADR	36,744
905	Bristol-Myers Squibb Co.	30,537
2,248	Eli Lilly & Co.	90,531
1,417	Johnson & Johnson	93,459
3,073	Merck & Co., Inc.	118,015
5,491	Pfizer, Inc.	124,434
848	Teva Pharmaceutical Industries Ltd. ADR	38,224
		531,944
	Retailing - 3.4%
500	J.C. Penney Co., Inc.	17,711
2,246	Lowe's Co., Inc.	70,464
862	Staples, Inc.	13,941
1,012	Target Corp.	58,975
		161,091
	Semiconductors & Semiconductor Equipment - 2.7%
1,827	Intel Corp.	51,360
1,571	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,000
1,625	Texas Instruments, Inc.	54,606
		129,966
	Software & Services - 8.7%
635	Accenture plc	40,933
796	Automatic Data Processing, Inc.	43,931
1,424	eBay, Inc. ●	52,535
575	IBM Corp.	119,995
4,175	Microsoft Corp.	134,650
877	Oracle Corp.	25,569
		417,613
	Technology Hardware & Equipment - 3.3%
886	Avnet, Inc. ●	32,224
3,064	Cisco Systems, Inc.	64,794

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Technology Hardware & Equipment - 3.3% - (continued)
913	Qualcomm, Inc.		$62,109
			159,127
	Telecommunication Services - 2.9%
4,497	AT&T, Inc.		140,453

	Transportation - 2.4%
481	FedEx Corp.		44,214
883	United Parcel Service, Inc. Class B		71,308
			115,522
	Utilities - 4.4%
1,025	Dominion Resources, Inc.		52,490
993	Exelon Corp.		38,952
842	NextEra Energy, Inc.		51,399
783	PG&E Corp.		33,973
1,222	Xcel Energy, Inc.		32,336
			209,150
	Total common stocks (cost $3,817,260)		$4,719,087

	Total long-term investments (cost $3,817,260)		$4,719,087

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
04/02/2012 in the amount of $24,021,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$24,501)
$24,021	0.12%, 03/30/2012		$24,021
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $1,910, collateralized by
FHLMC 4.00% - 5.00%, 2024 - 2041,
FNMA 3.50% - 5.50%, 2037 - 2042, value
	of $1,948)
1,909	0.15%, 03/30/2012		1,909
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $4,925, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $5,023)
4,925	0.10%, 03/30/2012		4,925
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $10,352, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $10,559)
10,352	0.10%, 03/30/2012		10,352
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $84, collateralized by U.S. Treasury Note 4.00%, 2015, value of $86)
84	0.05%, 03/30/2012		84
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $12,262,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $12,507)
12,262	0.15%, 03/30/2012		12,262
			53,553

	Total short-term investments (cost $53,553)		$53,553

	Total investments (cost $3,870,813) ▲	99.7%	$4,772,640
	Other assets and liabilities	0.3%	16,210
	Total net assets	100.0%	$4,788,850

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 7.6% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $3,882,460 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$1,001,162
Unrealized Depreciation	(110,982)
Net Unrealized Appreciation	$890,180

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,719,087	$4,719,087	$–	$–
Short-Term Investments	53,553	–	53,553	–
Total	$4,772,640	$4,719,087	$53,553	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Global Growth HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles & Components - 1.1%
526	Nissan Motor Co., Ltd.	$5,657

	Banks - 3.5%
101	BNP Paribas	4,785
273	Itau Unibanco Banco Multiplo S.A. ADR	5,242
312	Standard Chartered plc	7,791
		17,818
	Capital Goods - 9.6%
70	Boeing Co.	5,171
108	Honeywell International, Inc.	6,575
57	Nidec Corp.	5,238
234	Safran S.A.	8,591
385	Sandvik AB	5,557
106	Schneider Electric S.A.	6,951
50	Siemens AG	5,072
32	SMC Corp.	5,188
		48,343
	Consumer Durables & Apparel - 2.2%
67	Lululemon Athletica, Inc. ●	5,030
974	Prada S.p.A. ●	6,334
		11,364
	Consumer Services - 4.7%
1,448	Galaxy Entertainment Group Ltd. ●	3,982
446	MGM Resorts International ●	6,073
2,133	Sands China Ltd. §	8,327
93	Starbucks Corp.	5,202
		23,584
	Diversified Financials - 7.9%
112	American Express Co.	6,484
37	BlackRock, Inc.	7,512
13	CME Group, Inc.	3,761
48	Goldman Sachs Group, Inc.	5,937
287	Hong Kong Exchanges & Clearing Ltd.	4,837
245	JP Morgan Chase & Co.	11,272
		39,803
	Energy - 10.4%
83	Anadarko Petroleum Corp.	6,503
230	BG Group plc	5,322
282	Chesapeake Energy Corp.	6,527
144	ENSCO International plc	7,603
46	EOG Resources, Inc.	5,058
96	National Oilwell Varco, Inc.	7,636
143	Petroleo Brasileiro S.A. ADR	3,790
167	Repsol YPF S.A.	4,203
84	Schlumberger Ltd.	5,875
		52,517
	Food, Beverage & Tobacco - 2.5%
111	Green Mountain Coffee Roasters, Inc. ●	5,215
103	Groupe Danone	7,219
		12,434
	Health Care Equipment & Services - 2.6%
129	Aetna, Inc.	6,473
89	Edwards Lifesciences Corp. ●	6,437
		12,910
	Insurance - 0.8%
524	Ping An Insurance (Group) Co.	3,957

	Materials - 6.7%
191	Anglo American plc	7,177
139	Barrick Gold Corp.	6,060
648	Cemex S.A. de C.V. ADR ●	5,025
943	Glencore International plc	5,883
68	Mosaic Co.	3,733
18	Syngenta AG	6,239
		34,117
	Media - 3.7%
382	News Corp. Class A	7,517
2,731	Sirius XM Radio, Inc. w/ Rights ●	6,307
366	WPP plc	5,007
		18,831
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
92	Celgene Corp. ●	7,157
66	Regeneron Pharmaceuticals, Inc. ●	7,644
36	Roche Holding AG	6,267
		21,068
	Retailing - 4.7%
41	Amazon.com, Inc. ●	8,359
216	Lowe's Co., Inc.	6,782
12	Priceline.com, Inc. ●	8,831
		23,972
	Semiconductors & Semiconductor Equipment - 5.0%
162	Altera Corp.	6,447
114	ASML Holding N.V.	5,723
229	NVIDIA Corp. ●	3,525
6	Samsung Electronics Co., Ltd.	7,030
98	Skyworks Solutions, Inc. ●	2,711
		25,436
	Software & Services - 11.9%
394	Activision Blizzard, Inc.	5,045
43	Baidu, Inc. ADR ●	6,273
78	Citrix Systems, Inc. ●	6,165
276	eBay, Inc. ●	10,175
12	Google, Inc. ●	7,912
37	LinkedIn Corp. ●	3,794
447	Oracle Corp.	13,020
49	Salesforce.com, Inc. ●	7,622
		60,006
	Technology Hardware & Equipment - 12.5%
45	Apple, Inc. ●	26,694
447	EMC Corp. ●	13,351
982	Hitachi Ltd.	6,355
699	Hon Hai Precision Industry Co., Ltd.	2,721
308	Juniper Networks, Inc. ●	7,047
106	Qualcomm, Inc.	7,219
		63,387
	Telecommunication Services - 1.2%
2,183	Sprint Nextel Corp. ●	6,222

	Transportation - 3.5%
640	Delta Air Lines, Inc. ●	6,345
69	FedEx Corp.	6,340

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Transportation - 3.5% - (continued)
38	Kuehne & Nagel International AG	$5,181
		17,866

	Total common stocks (cost $394,619)	$499,292

	Total long-term investments (cost $394,619)	$499,292

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $2,765,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$2,820)
$2,765	0.12%, 03/30/2012	$2,765
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $220, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $224)
220	0.15%, 03/30/2012	220
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $567, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $578)
567	0.10%, 03/30/2012	567
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $1,191, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $1,215)
1,191	0.10%, 03/30/2012	1,191
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $10, collateralized by U.S. Treasury Note 4.00%, 2015, value of $10)
10	0.05%, 03/30/2012	10
UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $1,411, collateralized by
FHLMC 3.00% - 7.00%, 2020 - 2042,
FNMA 3.50% - 6.50%, 2018 - 2051, value
	of $1,440)
1,411	0.15%, 03/30/2012	1,411
		6,164
	Total short-term investments (cost $6,164)	$6,164

Total investments (cost $400,783) ▲	99.9%	$505,456
Other assets and liabilities	0.1%	752
Total net assets	100.0%	$506,208

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 38.7% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $401,652 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$117,145
Unrealized Depreciation	(13,341)
Net Unrealized Appreciation	$103,804

●	Non-income producing.
§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $8,327, which represents 1.6% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	CS First Boston	Buy	$544	$544	04/04/2012	$–
Euro	HSBC Securities	Buy	576	573	04/03/2012	3
Euro	UBS AG	Buy	461	460	04/02/2012	1
						$4

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$5,657	$–	$5,657	$–
Banks	17,818	5,242	12,576	–
Capital Goods	48,343	11,746	36,597	–
Consumer Durables & Apparel	11,364	5,030	6,334	–
Consumer Services	23,584	11,275	12,309	–
Diversified Financials	39,803	34,966	4,837	–
Energy	52,517	42,992	9,525	–
Food, Beverage & Tobacco	12,434	5,215	7,219	–
Health Care Equipment & Services	12,910	12,910	–	–
Insurance	3,957	–	3,957	–
Materials	34,117	14,818	19,299	–
Media	18,831	13,824	5,007	–
Pharmaceuticals, Biotechnology & Life Sciences	21,068	14,801	6,267	–
Retailing	23,972	23,972	–	–
Semiconductors & Semiconductor Equipment	25,436	12,683	12,753	–
Software & Services	60,006	60,006	–	–
Technology Hardware & Equipment	63,387	54,311	9,076	–
Telecommunication Services	6,222	6,222	–	–
Transportation	17,866	12,685	5,181	–
Total	499,292	342,698	156,594	–
Short-Term Investments	6,164	–	6,164	–
Total	$505,456	$342,698	$162,758	$–
Foreign Currency Contracts*	4	–	4	–
Total	$4	$–	$4	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country

as of March 31, 2012

Percentage of
Country	Net Assets
Brazil	1.8%
Canada	2.2
China	2.0
France	5.5
Germany	1.0
Hong Kong	3.4
Ireland	1.0
Italy	1.3
Japan	4.4
Jersey	1.2
Mexico	1.0
Netherlands	1.1
South Korea	1.4
Spain	0.8
Sweden	1.1
Switzerland	3.5
Taiwan	0.5
United Kingdom	5.5
United States	60.0
Short-Term Investments	1.2
Other Assets and Liabilities	0.1
Total	100.0%

5

Hartford Global Research HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles & Components - 2.2%
3	Daimler AG	$175
92	Dongfeng Motor Group Co., Ltd.	167
15	Ford Motor Co. w/ Rights	183
1	Michelin (C.G.D.E.) Class B	72
23	Nissan Motor Co., Ltd.	248
14	Peugeot S.A.	222
3	Renault S.A.	181
5	Stanley Electric Co., Ltd.	75
4	Tokai Rika Co., Ltd.	64
4	Toyoda Gosei Co., Ltd.	77
1	Toyota Boshoku Corp.	15
9	Toyota Motor Corp.	405
		1,884
	Banks - 8.8%
48	Banco Santander Brasil S.A.	436
11	Bancorpsouth, Inc.	146
3	Bank Nordik P/F	39
—	Banque Cantonale Vaudoise	247
100	Barclays Bank plc ADR	377
21	BB&T Corp.	647
3	BNP Paribas	145
134	China Construction Bank	103
3	Citizens & Northern Corp.	50
4	Citizens Republic Bancorp, Inc. ●	68
27	DnB ASA	347
1	Gronlandsbanken	103
7	Hana Financial Holdings	271
3	Home Capital Group, Inc.	128
24	HSBC Holdings plc	213
20	Itau Unibanco Banco Multiplo S.A. ADR	375
43	Karnataka Bank Ltd.	80
130	Mitsubishi UFJ Financial Group, Inc.	654
7	National Bank of Canada	533
24	Oversea-Chinese Banking Corp., Ltd.	170
3	PNC Financial Services Group, Inc.	198
66	Regions Financial Corp.	433
27	Standard Chartered plc	664
4	SunTrust Banks, Inc.	92
4	Toronto-Dominion Bank	338
93	Turkiye Sinai Kalkinma Bankasi A.S.	118
23	Wells Fargo & Co.	771
		7,746
	Capital Goods - 6.3%
3	AMETEK, Inc.	137
24	Beijing Enterprises Holdings Ltd.	144
4	Boeing Co.	296
1	Brenntag AG	160
1	Carlisle Cos., Inc.	31
3	Colfax Corp. ●	106
4	Cooper Industries plc Class A	236
4	Danaher Corp.	240
1	Dover Corp.	40
1	Emerson Electric Co.	76
—	Esterline Technologies Corp. ●	31
1	European Aeronautic Defence and Space Co. N.V.	31
—	Fanuc Corp.	72
2	General Dynamics Corp.	152
24	General Electric Co.	488
6	Hiwin Technologies Corp.	68
4	Honeywell International, Inc.	269
3	IDEX Corp.	111
4	Illinois Tool Works, Inc.	226
5	Ingersoll-Rand plc	193
2	Joy Global, Inc.	129
—	JS Group Corp.	7
4	Komatsu Ltd.	108
2	Lockheed Martin Corp.	169
6	Mitsui & Co., Ltd.	95
1	Moog, Inc. Class A ●	32
1	Nidec Corp.	112
4	Pentair, Inc.	172
—	Precision Castparts Corp.	37
2	Raytheon Co.	125
2	Rexel S.A.	48
11	Rolls-Royce Holdings plc	148
3	Safran S.A.	96
2	Siemens AG	178
1	Stanley Black & Decker, Inc.	50
—	Teledyne Technologies, Inc. ●	30
4	United Technologies Corp.	353
3	Vallourec	218
3	Vinci S.A.	156
2	WESCO International, Inc. ●	103
—	Zodiac Aerospace	29
		5,502
	Commercial & Professional Services - 0.1%
2	Huron Consulting Group, Inc. ●	71
13	Transfield Services Ltd.	34
		105
	Consumer Durables & Apparel - 1.7%
1	Adidas AG	81
3	Coach, Inc.	261
84	Daphne International Holdings Ltd.	115
2	Even Construtora e Incorporadora S.A.	8
1	Lennar Corp.	14
2	LVMH Moet Hennessy Louis Vuitton S.A.	348
3	Michael Kors Holdings Ltd. ●	130
2	NIKE, Inc. Class B	237
3	Salvatore Ferragamo Italia S.p.A. ●	65
70	Samsonite International S.A. ●	128
26	Stella International	64
		1,451
	Consumer Services - 0.4%
1	Carnival Corp.	42
4	Compass Group plc	41
13	Hongkong & Shanghai Hotels Ltd.	17
1	Las Vegas Sands Corp.	29
1	Marriott International, Inc. Class A	20
60	MGM China Holdings Ltd.	109
49	Shangri-La Asia Ltd.	108
1	Wyndham Worldwide Corp.	23
		389
	Diversified Financials - 4.1%
27	Aberdeen Asset Management plc	112
5	Ameriprise Financial, Inc.	301

1

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Diversified Financials - 4.1% - (continued)
35	Bank of America Corp.	$337
—	BlackRock, Inc.	90
2	Cetip S.A. - Balcao Organizado	41
12	CITIC Securities Co., Ltd. ●	23
16	Citigroup, Inc.	579
14	EFG International AG ●	136
18	GAM Holding Ltd.	258
3	Goldman Sachs Group, Inc.	348
4	IBJ Leasing Co., Ltd.	102
8	ICAP plc	48
22	ING Groep N.V. ●	184
4	Invesco Ltd.	120
10	Julius Baer Group Ltd.	390
—	LPL Investment Holdings, Inc. ●	15
3	Matsui Securities Co., Ltd.	20
3	Nasdaq OMX Group, Inc. ●	83
2	SEI Investments Co.	41
27	UBS AG	377
1	Warsaw Stock Exchange	18
		3,623
	Energy - 11.3%
7	Aban Offshore Ltd.	56
3	Alpha Natural Resources, Inc. ●	50
2	Anadarko Petroleum Corp.	174
10	Baker Hughes, Inc.	409
27	BG Group plc	625
32	BioFuel Energy Corp. ●	21
37	BP plc	278
1	BP plc ADR	49
17	Cairn Energy plc	89
4	Canadian Natural Resources Ltd. ADR	117
18	Chesapeake Energy Corp.	418
2	Chevron Corp.	176
6	Cobalt International Energy ●	176
7	ConocoPhillips Holding Co.	558
7	Consol Energy, Inc.	243
3	Denbury Resources, Inc. ●	53
1	Dril-Quip, Inc. ●	51
7	El Paso Corp.	204
6	EnCana Corp. ADR	108
5	ENSCO International plc	259
1	EOG Resources, Inc.	148
6	Exxon Mobil Corp.	513
5	GALP Energia SGPS	80
19	Green Plains Renewable Energy ●	200
2	Gulfmark Offshore, Inc. ●	73
2	Husky Energy, Inc.	61
8	Imperial Oil Ltd.	358
6	Indo Tambangraya Megah PT	26
—	Inpex Corp.	41
—	Interoil Corp. ●	21
17	JX Holdings, Inc.	108
44	Karoon Gas Australia Ltd. ●	295
2	Marathon Petroleum Corp.	86
3	National Oilwell Varco, Inc.	253
2	Newfield Exploration Co. ●	73
4	Occidental Petroleum Corp.	352
4	Ocean Rig UDW, Inc. ●	73
16	Oil Search Ltd.	116
3	Peabody Energy Corp.	96
12	Petroleo Brasileiro S.A. ADR	329
17	Petroleum Geo-Services ●	250
1	Petrominerales Ltd.	22
2	Pioneer Natural Resources Co.	273
7	Reliance Industries Ltd.	101
3	Reliance Industries Ltd. GDR ■	82
8	Repsol YPF S.A.	191
4	Sasol Ltd. ADR	187
1	Schlumberger Ltd.	76
2	Southwestern Energy Co. ●	64
7	Statoil ASA	198
4	Suncor Energy, Inc.	144
1	Tenaris S.A. ADR	19
3	Tesoro Corp. ●	89
11	Tonengeneral Sekiyu Kk	97
1	Tourmaline Oil Corp. ●	13
3	Tupras-Turkiye Petrol Rafinerileri A.S.	86
2	Ultra Petroleum Corp. ●	37
36	Vantage Drilling Co. ●	57
5	Western Refining, Inc.	94
1	Whiting Petroleum Corp. ●	60
7	Williams Cos., Inc.	215
5	YPF Sociedad Anonima ADR	132
		9,903
	Food & Staples Retailing - 1.8%
2	Costco Wholesale Corp.	219
6	CVS Caremark Corp.	278
9	Jeronimo Martins ●	189
32	Sheng Siong Group Ltd. ●	12
62	Tesco plc	326
6	Walgreen Co.	194
5	Wal-Mart Stores, Inc.	284
3	Woolworths Ltd.	82
		1,584
	Food, Beverage & Tobacco - 8.2%
24	Altria Group, Inc.	742
8	Anheuser-Busch InBev N.V.	613
31	Bajaj Hindusthan Ltd.	19
15	Balrampur Chini Mills Ltd.	17
4	British American Tobacco plc	209
39	Britvic plc	242
419	China Minzhong Food Corp., Ltd. ●	334
22	Cott Corp. ●	144
83	Deoleo S.A.	47
6	Diamond Foods, Inc.	127
2	GLG Life Technology Corp. ●	2
10	Green Mountain Coffee Roasters, Inc. ●	482
12	Groupe Danone	831
29	Grupo Modelo S.A.B.	203
1	Imperial Tobacco Group plc	37
—	Japan Tobacco, Inc.	51
15	Kraft Foods, Inc.	575
9	Lorillard, Inc.	1,228
1	Molson Coors Brewing Co.	41
3	Omega Protein Corp. ●	25
7	Philip Morris International, Inc.	663

2

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Food, Beverage & Tobacco - 8.2% - (continued)
9	Pilgrim's Pride Corp. ●	$63
268	PT Bisi International TBK	25
3	Salmar ASA	14
18	Smithfield Foods, Inc. ●	390
3	Zhongpin, Inc. ●	37
		7,161
	Health Care Equipment & Services - 2.7%
2	Aetna, Inc.	84
1	AmerisourceBergen Corp.	33
7	Boston Scientific Corp. ●	43
1	Brookdale Senior Living, Inc. ●	10
1	Cardinal Health, Inc.	64
3	CIGNA Corp.	165
7	Covidien plc	380
1	HCA Holdings, Inc.	30
1	Hologic, Inc. ●	24
—	M3, Inc.	98
3	McKesson Corp.	297
5	Medtronic, Inc.	196
2	St. Jude Medical, Inc.	93
1	Stryker Corp.	52
9	UnitedHealth Group, Inc.	525
2	Vanguard Health Systems, Inc. ●	22
—	Vocera Communications, Inc. ●	2
—	Wellcare Health Plans, Inc. ●	24
3	Zimmer Holdings, Inc.	193
		2,335
	Insurance - 3.4%
3	Aflac, Inc.	133
126	Ageas	276
4	Aon Corp.	182
10	AXA S.A.	172
3	Berkshire Hathaway, Inc. Class B ●	243
11	Brasil Insurance Participacoes e Administracao S.A.	122
31	Discovery Holdings Ltd.	201
14	FBD Holdings	170
4	Marsh & McLennan Cos., Inc.	125
5	National Financial Partners Corp. ●	79
3	Principal Financial Group, Inc.	89
9	Progressive Corp.	198
24	Storebrand ASA	124
5	Swiss Re Ltd.	319
14	Unum Group	352
11	XL Group plc	234
		3,019
	Materials - 8.5%
2	Air Products & Chemicals, Inc.	217
3	Akzo Nobel N.V.	197
18	Anglo American plc	663
3	Antofagasta plc	48
91	Aquarius Platinum Ltd.	206
7	Asahi Kasei Corp.	44
5	Aston Resources Ltd. ●	55
4	Ball Corp.	172
7	Barrick Gold Corp.	298
4	BASF SE	386
4	BHP Billiton plc	122
1	Cabot Corp.	48
1	Celanese Corp.	35
—	CF Industries Holdings, Inc.	79
48	China Shanshui Cement Group	38
2	Detour Gold Corp. ●	37
6	Dow Chemical Co.	217
1	Eastman Chemical Co.	59
7	EcoSynthetix, Inc. ●	37
4	Fertilizantes Heringer S.A. ●	30
5	First Quantum Minerals Ltd.	104
1	FMC Corp.	67
57	Fortescue Metals Group Ltd.	346
1	Freeport-McMoRan Copper & Gold, Inc.	42
6	Glencore International plc	39
3	Goldcorp, Inc.	135
11	Graphic Packaging Holding Co. ●	61
2	HeidelbergCement AG	117
744	Huabao International Holdings Ltd.	487
—	Iluka Resources Ltd.	9
5	Ivanhoe Mines Ltd. ●	83
1	JSR Corp.	26
22	Kinross Gold Corp.	217
1	Koninklijke DSM N.V.	47
3	LyondellBasell Industries Class A	137
2	MeadWestvaco Corp.	50
7	Methanex Corp.	216
3	Methanex Corp. ADR	97
6	Mitsubishi Chemical Holdings	32
90	Mongolian Mining Corp. ●	86
12	Mosaic Co.	646
69	Nine Dragons Paper Holdings	57
1	Olin Corp.	21
5	Owens-Illinois, Inc. ●	123
3	Phosagro OAO §	31
13	PTT Chemical Public Co., Ltd. ●	30
6	Rexam plc	39
4	Rio Tinto plc	225
2	Rubicon Minerals Corp. ●	6
3	Shin-Etsu Chemical Co., Ltd.	180
116	Sino Forest Corp. Class A ⌂●†	40
13	Smurfit Kappa Group plc ●	118
2	Tikkurila Oy	34
9	Ube Industries Ltd.	25
1	Uralkali §	31
—	Walter Energy, Inc.	12
1	Westlake Chemical Corp.	96
16	Worthington Industries, Inc.	305
		7,405
	Media - 2.5%
1	AMC Networks, Inc. Class A ●	32
2	CBS Corp. Class B	80
15	Comcast Corp. Class A	456
6	Comcast Corp. Special Class A	166
2	DreamWorks Animation SKG, Inc. ●	35
2	Elsevier N.V.	30
—	Fuji Media Holdings, Inc.	57
4	Liberty Global, Inc. ●	189
3	News Corp. Class A	68

3

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Media - 2.5% - (continued)
1	Omnicom Group, Inc.	$72
3	Publicis Groupe	141
8	Reed Elsevier Capital, Inc.	67
2	SES Global S.A.	42
20	Sirius XM Radio, Inc. w/ Rights ●	47
4	Viacom, Inc. Class B	190
2	Virgin Media, Inc.	59
11	Walt Disney Co.	462
1	Ziggo N.V. ●	30
		2,223
	Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
1	Acorda Therapeutics, Inc. ●	21
1	Agilent Technologies, Inc.	53
1	Algeta ASA ●	35
—	Alk-Abello A/S	19
9	Alkermes plc ●	170
2	Almirall S.A.	20
15	Amylin Pharmaceuticals, Inc. ●	363
1	Astellas Pharma, Inc.	33
3	AstraZeneca plc	124
2	AstraZeneca plc ADR	105
1	Auxilium Pharmaceuticals, Inc. ●	24
1	Biogen Idec, Inc. ●	102
8	Bristol-Myers Squibb Co.	285
2	Cadence Pharmaceuticals, Inc. ●	6
1	Cubist Pharmaceuticals, Inc. ●	40
12	Daiichi Sankyo Co., Ltd.	211
6	Eisai Co., Ltd.	254
25	Elan Corp. plc ADR ●	377
8	Eli Lilly & Co.	308
5	Exelixis, Inc. ●	27
9	Forest Laboratories, Inc. ●	296
2	Gilead Sciences, Inc. ●	120
1	H. Lundbeck A/S	16
1	Immunogen, Inc. ●	20
2	Incyte Corp. ●	39
2	Ironwood Pharmaceuticals, Inc. ●	31
1	Johnson & Johnson	58
—	Life Technologies Corp. ●	13
2	Medicines Co. ●	48
11	Merck & Co., Inc.	422
2	Mylan, Inc. ●	44
1	NPS Pharmaceuticals, Inc. ●	10
1	Ono Pharmaceutical Co., Ltd.	47
1	Onyx Pharmaceuticals, Inc. ●	32
1	Pacira Pharmaceuticals, Inc. ●	6
12	Pfizer, Inc.	271
3	Regeneron Pharmaceuticals, Inc. ●	348
2	Rigel Pharmaceuticals, Inc. ●	19
1	Roche Holding AG	124
2	Salix Pharmaceuticals Ltd. ●	79
2	Seattle Genetics, Inc. ●	41
12	Shionogi & Co., Ltd.	162
—	Targacept, Inc. ●	2
11	Teva Pharmaceutical Industries Ltd. ADR	514
1	Thermo Fisher Scientific, Inc.	64
4	UCB S.A.	179
—	Waters Corp. ●	26
1	Watson Pharmaceuticals, Inc. ●	46
		5,654
	Real Estate - 2.6%
—	Alexandria Real Estate Equities, Inc.	11
1	Aliansce Shopping Centers S.A.	9
1	Alstria Office REIT AG	12
3	American Assets Trust, Inc.	75
—	American Campus Communities, Inc.	17
2	American Tower Corp. REIT	112
—	Boardwalk Real Estate Investment Trust	19
—	Boston Properties, Inc.	40
10	BR Malls Participacoes S.A.	124
1	BR Properties S.A.	9
2	British Land Co. plc	14
—	Camden Property Trust	22
1	Castellum AB	13
27	Central Pattana Public Co., Ltd.	41
46	China Overseas Grand Oceans Group Ltd.	51
6	China Overseas Land & Investment Ltd.	12
1	Coresite Realty Corp.	21
1	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	7
1	Daito Trust Construction Co., Ltd.	107
1	DDR Corp.	16
1	Derwent London plc	21
24	Dexus Property Group	21
—	Digital Realty Trust, Inc.	27
1	Douglas Emmett, Inc.	20
—	EastGroup Properties, Inc.	5
1	Education Realty Trust, Inc.	8
—	Equity Lifestyle Properties, Inc.	17
1	Equity Residential Properties Trust	38
9	Forest City Enterprises, Inc. Class A ●	138
2	Glimcher Realty Trust	17
1	GSW Immobilien AG ●	28
13	Hammerson plc	84
1	HCP, Inc.	24
1	Health Care, Inc.	37
—	Icade	6
1	Kilroy Realty Corp.	24
1	LaSalle Hotel Properties	16
7	Mitsubishi Estate Co., Ltd.	117
2	Mitsui Fudosan Co., Ltd.	48
—	Northern Property Real Estate Investment Trust	6
—	PSP Swiss Property	17
—	Public Storage	50
2	Rayonier, Inc.	105
1	RioCan Real Estate Investment Trust	26
1	RLJ Lodging Trust	11
47	Robinsons Land Corp.	18
4	Safestore Holdings plc	7
2	Shaftesbury plc	19
2	Simon Property Group, Inc.	323
3	Sun Hung Kai Properties Ltd.	33
—	Swiss Prime Site AG	16
—	Taubman Centers, Inc.	28

4

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Real Estate - 2.6% - (continued)
1	UDR, Inc.	$23
—	Unibail-Rodamco SE	46
14	Westfield Group	129
		2,285
	Retailing - 3.7%
2	Amazon.com, Inc. ●	498
—	AutoZone, Inc. ●	88
5	Cia. Hering	137
—	Fast Retailing Co., Ltd.	75
32	Golden Eagle Retail Group Ltd.	82
4	Home Depot, Inc.	206
2	Industria de Diseno Textil S.A.	161
105	Intime Department Store	131
12	Liberty Media - Interactive A ●	225
16	Lifestyle International	40
6	Lojas Americanas S.A.	54
19	Lowe's Co., Inc.	608
6	Marks & Spencer Group plc	36
33	Myer Holdings Ltd.	79
—	Pinault-Printemps-Redoute S.A.	54
1	Priceline.com, Inc. ●	377
—	Rakuten, Inc.	209
15	S.A.C.I. Falabella	147
1	TripAdvisor, Inc. ●	38
		3,245
	Semiconductors & Semiconductor Equipment - 1.3%
10	ASM Pacific Technology	144
3	ASML Holding N.V.	155
3	ASML Holding N.V. ADR	155
4	Cypress Semiconductor Corp.	67
1	Linear Technology Corp.	45
2	Maxim Integrated Products, Inc.	51
—	Samsung Electronics Co., Ltd.	287
94	Taiwan Semiconductor Manufacturing Co., Ltd.	270
		1,174
	Software & Services - 7.1%
8	Accenture plc	494
4	Activision Blizzard, Inc.	48
1	Alliance Data Systems Corp. ●	173
10	Automatic Data Processing, Inc.	533
2	Citrix Systems, Inc. ●	174
15	eBay, Inc. ●	561
2	Equinix, Inc. ●	349
1	Exlservice Holdings, Inc. ●	39
1	Fortinet, Inc. ●	17
4	Genpact Ltd. ●	66
—	Google, Inc. ●	67
3	Hisoft Technology International Ltd. ●	51
1	IBM Corp.	178
3	Intuit, Inc.	154
4	Kakaku.com, Inc.	103
7	Lender Processing Services	191
21	Microsoft Corp.	672
1	MicroStrategy, Inc. ●	99
23	Oracle Corp.	679
3	Red Hat, Inc. ●	165
6	Redecard S.A.	124
2	Salesforce.com, Inc. ●	260
10	Sapient Corp.	122
1	Teradata Corp. ●	61
2	Tibco Software, Inc. ●	63
3	Vantiv, Inc. ●	53
2	VeriSign, Inc.	84
2	Visa, Inc.	271
—	VMware, Inc. ●	45
19	Western Union Co.	339
		6,235
	Technology Hardware & Equipment - 4.9%
31	AAC Technologies Holdings, Inc.	85
17	Advantech Co., Ltd.	61
3	Apple, Inc. ●	1,909
3	Aruba Networks, Inc. ●	60
4	Calix, Inc. ●	31
29	Cisco Systems, Inc.	606
10	EMC Corp. ●	311
—	F5 Networks, Inc. ●	35
3	Finisar Corp. ●	57
14	Hitachi Ltd.	90
38	Hon Hai Precision Industry Co., Ltd.	148
2	Juniper Networks, Inc. ●	48
8	Qualcomm, Inc.	563
2	Riverbed Technology, Inc. ●	60
—	Rogers Corp. ●	19
44	Synnex Technology International Corp.	111
1	Trimble Navigation Ltd. ●	66
4	Yokogawa Electric Corp.	45
		4,305
	Telecommunication Services - 3.8%
6	America Movil SAB de C.V. ADR	152
63	Axiata Group Berhad	107
57	Bharti Televentures	378
151	China Unicom Ltd.	253
11	Cincinnati Bell, Inc. ●	45
3	Crown Castle International Corp. ●	135
27	Frontier Communications Corp.	114
33	Leap Wireless International, Inc. ●	292
10	MetroPCS Communications, Inc. ●	93
1	Millicom International Cellular SDR	131
5	Mobile Telesystems OJSC ADR	91
5	MTN Group Ltd.	97
8	NII Holdings, Inc. Class B ●	146
22	Orascom Telecom Media and Technology Holding SAE ●§	25
1	Philippine Long Distance Telephone Co. ADR	56
12	Portugal Telecom S.G.P.S. S.A.	66
1	SBA Communications Corp. ●	50
4	SK Telecom Co., Ltd. ADR	60
70	Sprint Nextel Corp. ●	201
5	Tele2 Ab B Shares	103
16	Telenor ASA	293
3	Tim Participacoes S.A. ADR	85
5	TW Telecom, Inc. ●	104
3	VimpelCom Ltd. ADR	39

5

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Telecommunication Services - 3.8% - (continued)
62	Vodafone Group plc	$172
		3,288
	Transportation - 2.8%
310	AirAsia Berhad	349
1	C.H. Robinson Worldwide, Inc.	70
4	Deutsche Post AG	79
—	East Japan Railway Co.	13
1	Expeditors International of Washington, Inc.	37
4	FedEx Corp.	397
1	Genesee & Wyoming, Inc. Class A ●	74
2	Hitachi Transport System Ltd.	27
94	Hutchinson Port Holdings Trust	72
7	J.B. Hunt Transport Services, Inc.	361
2	Kansas City Southern ●	156
1	Landstar System, Inc.	35
8	Localiza Rent a Car S.A.	145
12	Pacer International, Inc. ●	77
3	Quality Distribution, Inc. ●	48
4	Spirit Airlines, Inc. ●	86
13	Swift Transportation Co. ●	153
17	Transurban Group	96
10	US Airways Group, Inc. ●	78
5	Vitran Corp., Inc. ●	36
3	XPO Logistics, Inc. ●	42
46	Zhejiang Expressway Co., Ltd.	34
		2,465
	Utilities - 3.5%
6	Calpine Corp. ●	109
4	Cheung Kong Infrastructure	22
3	Chubu Electric Power Co., Inc.	47
8	E.On AG	183
2	Edison International	101
1	Electricite de France	26
1	Endesa S.A.	16
17	Enel S.p.A.	60
24	ENN Energy Holdings Ltd.	82
8	Gaz de France	206
136	Guangdong Investment Ltd.	95
5	International Power plc	32
1	ITC Holdings Corp.	57
42	National Grid plc	422
8	NextEra Energy, Inc.	483
3	Northeast Utilities	117
1	OGE Energy Corp.	39
20	Osaka Gas Co., Ltd.	81
5	PG&E Corp.	212
1	Pinnacle West Capital Corp.	62
3	RWE AG	142
3	Severn Trent plc	74
9	Snam S.p.A.	43
3	Suez Environment S.A.	47
33	Tokyo Electric Power Co., Inc.	84
10	Tokyo Gas Co., Ltd.	48
4	Tractebel Energia S.A.	64
3	Xcel Energy, Inc.	92
		3,046
	Total common stocks
	(cost $77,742)	$86,027

PREFERRED STOCKS - 0.4%
	Automobiles & Components - 0.2%
1	Volkswagen AG N.V.	$166

	Banks - 0.2%
10	Banco Itau Holding	199

	Total preferred stocks
	(cost $293)	$365

WARRANTS - 0.0%
Food, Beverage & Tobacco - 0.0%
1	GLG Life Technology Corp. ⌂	$—

Total warrants
	(cost $–)	$—

EXCHANGE TRADED FUNDS - 0.1%
	Other Investment Pools and Funds - 0.1%
2	Industrial Select Sector SPDR Fund	$92

	Total exchange traded funds
	(cost $90)	$92

CORPORATE BONDS - 0.0%
	Petroleum and Coal Products Manufacturing - 0.0%
	Green Plains Renewable Energy
$13	5.75%, 11/01/2015 ۞	$14

	Total corporate bonds
	(cost $12)	$14

	Total long-term investments (cost $78,137)	$86,498

SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $349,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039,  value of
$356)
$349	0.12%, 03/30/2012	$349

6

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 0.9% - (continued)
Repurchase Agreements - 0.9% - (continued)
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $28, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $28)
$28	0.15%, 03/30/2012		$28
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $72, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $73)
72	0.10%, 03/30/2012		72
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $150, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $153)
150	0.10%, 03/30/2012		150
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $1, collateralized by U.S. Treasury Note 4.00%, 2015, value of $1)
1	0.05%, 03/30/2012		1
UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $178, collateralized by FHLMC
3.00% - 7.00%, 2020 - 2042, FNMA 3.50% -
	6.50%, 2018 - 2051, value of $182)
178	0.15%, 03/30/2012		178
			778
	Total short-term investments
	(cost $778)		$778

	Total investments
	(cost $78,915) ▲	99.6%	$87,276
	Other assets and liabilities	0.4%	356
	Total net assets	100.0%	$87,632

7

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 43.6% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $80,447 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$12,398
Unrealized Depreciation	(5,569)
Net Unrealized Appreciation	$6,829

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $40, which rounds to zero percent of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $82, which represents 0.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $87, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
02/2011	1	GLG Life Technology Corp. Warrants	–
06/2011 - 07/2011	116	Sino Forest Corp. Class A	485

At March 31, 2012, the aggregate value of these securities was $40, which rounds to zero percent of total net assets.

۞	Convertible security.

8

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Barclay Investments	Buy	$33	$33	04/04/2012	$–
Australian Dollar	Westpac International	Buy	2	2	04/02/2012	–
British Pound	Citibank	Buy	13	13	04/04/2012	–
British Pound	Citibank	Sell	8	8	04/04/2012	–
British Pound	State Street Global Markets LLC	Sell	12	12	04/02/2012	–
Canadian Dollar	JP Morgan Securities	Buy	10	10	04/04/2012	–
Euro	CS First Boston	Sell	1	1	04/04/2012	–
Euro	CS First Boston	Buy	52	52	04/04/2012	–
Hong Kong Dollar	JP Morgan Securities	Sell	127	127	04/03/2012	–
Japanese Yen	Deutsche Bank Securities	Sell	183	199	08/01/2012	16
Japanese Yen	JP Morgan Securities	Sell	147	159	08/01/2012	12
Japanese Yen	Standard Chartered Bank	Buy	20	20	04/04/2012	–
Norwegian Krone	JP Morgan Securities	Buy	4	4	04/04/2012	–
Singapore Dollar	RBC Dominion Securities	Buy	1	1	04/04/2012	–
						$28

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,884	$183	$1,701	$–
Banks	7,746	4,254	3,492	–
Capital Goods	5,502	3,832	1,670	–
Commercial & Professional Services	105	71	34	–
Consumer Durables & Apparel	1,451	650	801	–
Consumer Services	389	114	275	–
Diversified Financials	3,623	1,955	1,668	–
Energy	9,903	7,266	2,637	–
Food & Staples Retailing	1,584	975	609	–
Food, Beverage & Tobacco	7,161	4,722	2,439	–
Health Care Equipment & Services	2,335	2,237	98	–
Insurance	3,019	1,757	1,262	–
Materials	7,405	3,739	3,626	40
Media	2,223	1,886	337	–
Pharmaceuticals, Biotechnology & Life Sciences	5,654	4,449	1,205	–
Real Estate	2,285	1,466	819	–
Retailing	3,245	2,378	867	–
Semiconductors & Semiconductor Equipment	1,174	318	856	–
Software & Services	6,235	6,132	103	–
Technology Hardware & Equipment	4,305	3,765	540	–
Telecommunication Services	3,288	1,688	1,600	–
Transportation	2,465	1,867	598	–
Utilities	3,046	1,336	1,710	–
Total	86,027	57,040	28,947	40
Corporate Bonds	14	–	14	–
Exchange Traded Funds	92	92	–	–
Preferred Stocks	365	199	166	–
Warrants	–	–	–	–
Short-Term Investments	778	–	778	–
Total	$87,276	$57,331	$29,905	$40
Foreign Currency Contracts*	28	–	28	–
Total	$28	$–	$28	$–
Liabilities:
Foreign Currency Contracts*	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2012, investments valued at $193 were transferred from Level 1 to Level 2, and investments valued at $17 were transferred from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012
Assets:
Common Stocks	$40	$—	$—	*	$—	$—	$—	$—	$—	$40
Total	$40	$—	$—		$—	$—	$—	$—	$—	$40

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 rounds to zero.

11

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Country

as of March 31, 2012

Percentage of
Country	Net Assets
Argentina	0.2%
Australia	1.5
Belgium	1.2
Brazil	2.6
Canada	3.6
Chile	0.2
China	0.6
Denmark	0.2
Egypt	0.0
Finland	0.0
France	3.5
Germany	2.0
Hong Kong	2.6
India	0.8
Indonesia	0.1
Ireland	1.0
Israel	0.6
Italy	0.2
Japan	5.3
Jersey	0.0
Luxembourg	0.2
Malaysia	0.5
Marshall Islands	0.1
Mexico	0.4
Netherlands	1.2
Norway	1.4
Papua New Guinea	0.1
Philippines	0.1
Poland	0.0
Portugal	0.4
Russia	0.2
Singapore	0.7
South Africa	0.6
South Korea	0.7
Spain	0.5
Sweden	0.1
Switzerland	2.1
Taiwan	0.8
Thailand	0.1
Turkey	0.2
United Kingdom	7.0
United States	55.1
Short-Term Investments	0.9
Other Assets and Liabilities	0.4
Total	100.0%

12

Hartford Growth HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Automobiles & Components - 1.5%
23	Allison Transmission Holdings, Inc. ●	$542
105	Harley-Davidson, Inc.	5,142
		5,684
	Capital Goods - 7.2%
87	AMETEK, Inc.	4,231
51	Boeing Co.	3,821
19	Caterpillar, Inc.	1,978
51	Cummins, Inc.	6,088
71	Eaton Corp.	3,530
62	Illinois Tool Works, Inc.	3,561
47	Joy Global, Inc.	3,451
		26,660
	Commercial & Professional Services - 0.4%
15	IHS, Inc. ●	1,382

	Consumer Durables & Apparel - 4.2%
63	Coach, Inc.	4,907
149	D.R. Horton, Inc.	2,256
39	Fossil, Inc. ●	5,197
47	Lennar Corp.	1,267
10	Michael Kors Holdings Ltd. ●	447
4	PVH Corp.	375
6	Ralph Lauren Corp.	970
4	Tempur-Pedic International, Inc. ●	376
		15,795
	Consumer Services - 4.5%
119	Dunkin' Brands Group, Inc.	3,577
80	Las Vegas Sands Corp.	4,580
146	MGM Resorts International ●	1,991
75	Starbucks Corp.	4,213
33	Yum! Brands, Inc.	2,330
		16,691
	Diversified Financials - 2.1%
64	American Express Co.	3,704
5	Ameriprise Financial, Inc.	301
19	BlackRock, Inc.	3,863
		7,868
	Energy - 8.7%
72	Anadarko Petroleum Corp.	5,678
66	Cameron International Corp. ●	3,486
99	Cobalt International Energy ●	2,981
3	Diamond Offshore Drilling, Inc.	182
85	ENSCO International plc	4,498
32	EOG Resources, Inc.	3,557
79	National Oilwell Varco, Inc.	6,249
83	Schlumberger Ltd.	5,782
		32,413
	Food, Beverage & Tobacco - 2.7%
217	Green Mountain Coffee Roasters, Inc. ●	10,146

	Health Care Equipment & Services - 5.1%
61	Covidien plc	3,312
80	Edwards Lifesciences Corp. ●	5,788
222	Hologic, Inc. ●	4,791
85	UnitedHealth Group, Inc.	4,997
		18,888
	Materials - 2.0%
78	Monsanto Co.	6,208
24	Walter Energy, Inc.	1,421
		7,629
	Media - 4.4%
353	News Corp. Class A	6,951
1,948	Sirius XM Radio, Inc. w/ Rights ●	4,500
113	Walt Disney Co.	4,930
		16,381
	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
129	Agilent Technologies, Inc.	5,743
79	Gilead Sciences, Inc. ●	3,875
		9,618
	Retailing - 6.4%
103	Abercrombie & Fitch Co. Class A	5,114
26	Amazon.com, Inc. ●	5,267
200	Lowe's Co., Inc.	6,281
10	Priceline.com, Inc. ●	7,125
		23,787
	Semiconductors & Semiconductor Equipment - 6.1%
332	Altera Corp.	13,229
21	Analog Devices, Inc.	847
156	Broadcom Corp. Class A	6,116
94	Skyworks Solutions, Inc. ●	2,600
		22,792
	Software & Services - 18.4%
36	Alliance Data Systems Corp. ●	4,474
85	BMC Software, Inc. ●	3,427
97	Citrix Systems, Inc. ●	7,655
51	Cognizant Technology Solutions Corp. ●	3,892
400	eBay, Inc. ●	14,765
10	Google, Inc. ●	6,637
11	Mastercard, Inc.	4,693
361	Oracle Corp.	10,541
62	Rovi Corp. ●	2,008
13	Salesforce.com, Inc. ●	2,004
93	Tibco Software, Inc. ●	2,845
87	VeriSign, Inc.	3,351
19	VMware, Inc. ●	2,154
		68,446
	Technology Hardware & Equipment - 19.7%
169	Acme Packet, Inc. ●	4,659
58	Apple, Inc. ●	34,580
368	EMC Corp. ●	10,989
37	F5 Networks, Inc. ●	4,953
235	Juniper Networks, Inc. ●	5,385
85	NetApp, Inc. ●	3,802
133	Qualcomm, Inc.	9,020
		73,388
	Transportation - 2.5%
45	C.H. Robinson Worldwide, Inc.	2,933
65	Expeditors International of Washington, Inc.	3,042
63	J.B. Hunt Transport Services, Inc.	3,444
		9,419
	Total common stocks
	(cost $287,141)	$366,987

	Total long-term investments (cost $287,141)	$366,987

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $2,326,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$2,373)
$2,326	0.12%, 03/30/2012		$2,326
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $185, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $189)
185	0.15%, 03/30/2012		185
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $477, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $486)
477	0.10%, 03/30/2012		477
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $1,003, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $1,023)
1,003	0.10%, 03/30/2012		1,003
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $8, collateralized by U.S. Treasury Note 4.00%, 2015, value of $8)
8	0.05%, 03/30/2012		8
UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $1,187, collateralized by
FHLMC 3.00% - 7.00%, 2020 - 2042,
FNMA 3.50% - 6.50%, 2018 - 2051, value
	of $1,211)
1,187	0.15%, 03/30/2012		1,187
			5,186
	Total short-term investments
	(cost $5,186)		$5,186

	Total investments
	(cost $292,327) ▲	99.9%	$372,173
	Other assets and liabilities	0.1%	515
	Total net assets	100.0%	$372,688

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 1.2% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $293,420 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$88,877
Unrealized Depreciation	(10,124)
Net Unrealized Appreciation	$78,753

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$366,987	$366,987	$–	$–
Short-Term Investments	5,186	–	5,186	–
Total	$372,173	$366,987	$5,186	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

  Hartford Healthcare HLS Fund

Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Biotechnology - 21.1%
87	3SBio, Inc. ADR ●	$1,287
95	Achillion Pharmaceuticals, Inc. ●	905
34	Acorda Therapeutics, Inc. ●	913
53	Algeta ASA ●	1,335
167	Alkermes plc ●	3,106
226	Amylin Pharmaceuticals, Inc. ●	5,638
82	Anacor Pharmaceuticals, Inc. ●	485
100	Ardea Biosciences, Inc. ●	2,165
91	Arena Pharmaceuticals, Inc. ●	279
28	Biogen Idec, Inc. ●	3,477
263	Exelixis, Inc. ●	1,362
120	Gilead Sciences, Inc. ●	5,877
103	Immunogen, Inc. ●	1,475
95	Incyte Corp. ●	1,830
83	Ironwood Pharmaceuticals, Inc. ●	1,102
55	Momenta Pharmaceuticals, Inc. ●	838
72	NPS Pharmaceuticals, Inc. ●	495
41	Onyx Pharmaceuticals, Inc. ●	1,545
90	Progenics Pharmaceuticals, Inc. ●	893
51	Regeneron Pharmaceuticals, Inc. ●	5,924
81	Rigel Pharmaceuticals, Inc. ●	650
106	Seattle Genetics, Inc. ●	2,166
15	Targacept, Inc. ●	76
132	Trius Therapeutics, Inc. ●	703
		44,526
	Drug Retail - 3.3%
92	CVS Caremark Corp.	4,115
88	Walgreen Co.	2,931
		7,046
	Health Care Distributors - 6.3%
125	Cardinal Health, Inc.	5,381
91	McKesson Corp.	7,987
		13,368
	Health Care Equipment - 15.8%
154	Abiomed, Inc. ●	3,426
106	Covidien plc	5,818
35	Dexcom, Inc. ●	369
19	DiaSorin S.p.A.	568
40	Heartware International, Inc. ●	2,647
70	Hologic, Inc. ●	1,498
159	Medtronic, Inc.	6,247
90	St. Jude Medical, Inc.	3,997
128	Stereotaxis, Inc. ●	83
29	Stryker Corp.	1,581
56	Tornier N.V. ●	1,447
2,489	Trauson Holdings Co., Ltd.	865
79	Volcano Corp. ●	2,242
39	Zimmer Holdings, Inc.	2,488
		33,276
	Health Care Facilities - 1.5%
85	HCA Holdings, Inc.	2,098
103	Vanguard Health Systems, Inc. ●	1,018
		3,116
	Health Care Technology - 0.3%
31	Allscripts Healthcare Solutions, Inc. ●	514
3	Vocera Communications, Inc. ●	68
		582
	Life Sciences Tools & Services - 5.1%
76	Agilent Technologies, Inc.	3,378
20	Life Technologies Corp. ●	996
81	PAREXEL International Corp. ●	2,195
61	Thermo Fisher Scientific, Inc.	3,462
7	Waters Corp. ●	667
		10,698
	Managed Health Care - 14.7%
129	Aetna, Inc.	6,481
192	CIGNA Corp.	9,437
178	UnitedHealth Group, Inc.	10,515
43	Wellcare Health Plans, Inc. ●	3,062
21	Wellpoint, Inc.	1,551
		31,046
	Pharmaceuticals - 31.1%
10	Alk-Abello A/S	746
59	Almirall S.A.	515
26	AstraZeneca plc ADR	1,166
39	Auxilium Pharmaceuticals, Inc. ●	726
112	Bristol-Myers Squibb Co.	3,783
81	Cadence Pharmaceuticals, Inc. ●	301
172	Daiichi Sankyo Co., Ltd.	3,137
31	Dr. Reddy's Laboratories Ltd. ADR	1,085
90	Eisai Co., Ltd.	3,591
464	Elan Corp. plc ADR ●	6,957
32	Eli Lilly & Co.	1,281
164	Forest Laboratories, Inc. ●	5,672
138	Medicines Co. ●	2,764
168	Merck & Co., Inc.	6,440
128	Mylan, Inc. ●	2,992
10	Ono Pharmaceutical Co., Ltd.	535
70	Optimer Pharmaceuticals, Inc. ●	967
27	Pacira Pharmaceuticals, Inc. ●	310
190	Pfizer, Inc.	4,296
15	Roche Holding AG	2,567
6	Salix Pharmaceuticals Ltd. ●	314
257	Shionogi & Co., Ltd.	3,571
27	Simcere Pharmaceutical Group ADR ●	253
115	Teva Pharmaceutical Industries Ltd. ADR	5,177
58	UCB S.A.	2,506
54	Watson Pharmaceuticals, Inc. ●	3,628
73	Xenoport, Inc. ●	330
		65,610
	Total common stocks
	(cost $174,159)	$209,268

	Total long-term investments (cost $174,159)	$209,268

1

  Hartford Healthcare HLS Fund

Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $809,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039,  value of
	$825)
$809	0.12%, 03/30/2012	$809
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $64, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $66)
64	0.15%, 03/30/2012	64
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $166, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $169)
166	0.10%, 03/30/2012	166
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $349, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $356)
348	0.10%, 03/30/2012	348
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $3, collateralized by U.S. Treasury Note 4.00%, 2015, value of $3)
3	0.05%, 03/30/2012	3
UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $413, collateralized by FHLMC
3.00% - 7.00%, 2020 - 2042, FNMA 3.50% -
	6.50%, 2018 – 2051, value of $421)
413	0.15%, 03/30/2012	413
		1,803
	Total short-term investments
	(cost $1,803)	$1,803

Total investments
(cost $175,962) ▲	100.1%	$211,071
Other assets and liabilities	(0.1)%	(140)
Total net assets	100.0%	$210,931

2

  Hartford Healthcare HLS Fund

Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 19.0% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $177,352 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$42,338
Unrealized Depreciation	(8,619)
Net Unrealized Appreciation	$33,719

●	Non-income producing.

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	CS First Boston	Buy	$606	$606	04/04/2012	$–
Japanese Yen	JP Morgan Securities	Sell	5,107	5,547	08/01/2012	440
Norwegian Krone	Citibank	Buy	25	25	04/02/2012	–
Norwegian Krone	Deutsche Bank Securities	Buy	26	26	04/03/2012	–
						$440

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

  Hartford Healthcare HLS Fund

Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$209,268	$190,078	$19,190	$–
Short-Term Investments	1,803	–	1,803	–
Total	$211,071	$190,078	$20,993	$–
Foreign Currency Contracts *	440	–	440	–
Total	$440	$–	$440	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2012, investments valued at $572 were transferred from Level 2 to Level 1, and there were no transfers from Level 1 to Level 2. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:

1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford High Yield HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.4%
	Finance and Insurance - 0.4%
	Banc of America Large Loan
$3,671	1.99%, 11/15/2015 ■Δ	$3,433
	Soundview NIM Trust
2,490	0.00%, 12/25/2036 ■●	—
		3,433

	Total asset & commercial mortgage backed securities
	(cost $6,082)	$3,433

CORPORATE BONDS - 76.9%
	Accommodation and Food Services - 1.3%
	Marina District Finance Co., Inc.
$2,653	9.50%, 10/15/2015	$2,421
	MGM Mirage, Inc.
3,236	11.13%, 11/15/2017	3,661
	Wynn Las Vegas LLC
825	5.38%, 03/15/2022 ■	804
2,424	7.75%, 08/15/2020	2,663
		9,549
	Administrative Waste Management and Remediation - 0.5%
	Iron Mountain, Inc.
3,816	7.75%, 10/01/2019	4,169

	Agriculture, Forestry, Fishing and Hunting - 0.8%
	American Seafood Group LLC
3,487	10.75%, 05/15/2016 ■	3,182
	ASG Consolidated LLC
2,171	15.00%, 05/15/2017 ■Þ	1,554
	Lawson Software
1,055	9.38%, 04/01/2019 ■☼	1,055
		5,791
	Arts, Entertainment and Recreation - 6.0%
	AMC Entertainment, Inc.
5,767	8.75%, 06/01/2019	6,041
	CCO Holdings LLC
4,972	7.38%, 06/01/2020	5,395
	Cenveo, Inc.
3,103	8.88%, 02/01/2018	2,948
	Cequel Communication LLC
2,301	8.63%, 11/15/2017 ■	2,471
	Chester Downs and Marina LLC
1,040	9.25%, 02/01/2020 ■	1,098
	Clear Channel Worldwide Holdings, Inc.
3,395	9.25%, 12/15/2017	3,722
	Clubcorp Club Operations, Inc.
659	10.00%, 12/01/2018	689
	Equinix, Inc.
2,050	7.00%, 07/15/2021	2,250
	Fidelity National Information Services, Inc.
2,505	5.00%, 03/15/2022 ■	2,467
	First Data Corp.
4,340	7.38%, 06/15/2019 ■	4,421
4,914	10.55%, 09/24/2015 Þ	4,988
	NAI Entertainment Holdings LLC
1,494	8.25%, 12/15/2017 ■	1,640
	UPC Germany GMBH
2,455	8.13%, 12/01/2017 ■	2,651
	Videotron Ltee
2,247	5.00%, 07/15/2022 ■	2,225
	Virgin Media Finance plc
2,330	9.50%, 08/15/2016	2,627
		45,633
	Chemical Manufacturing - 1.9%
	Ferro Corp.
3,873	7.88%, 08/15/2018	3,950
	Hexion Specialty Chemicals
3,585	8.88%, 02/01/2018	3,711
	Hexion U.S. Finance Corp.
1,245	6.63%, 04/15/2020 ■	1,273
	Ineos Group Holdings plc
1,870	8.50%, 02/15/2016 ■	1,767
	LyondellBasell Industries N.V.
1,715	6.00%, 11/15/2021 ■	1,801
	Momentive Performance
2,045	9.00%, 01/15/2021	1,789
		14,291
	Computer and Electronic Product Manufacturing - 3.4%
	Advanced Micro Devices, Inc.
2,664	8.13%, 12/15/2017	2,930
	CDW Escrow Corp.
3,455	8.50%, 04/01/2019	3,671
	CDW LLC/CDW Finance
2,775	8.00%, 12/15/2018	3,004
	Nextel Communications, Inc.
2,914	7.38%, 08/01/2015	2,812
	Seagate HDD Cayman
3,420	6.88%, 05/01/2020	3,638
2,630	7.75%, 12/15/2018	2,880
	Sorenson Communications
4,750	10.50%, 02/01/2015 ■	3,919
	Stratus Technologies, Inc.
3,060	12.00%, 03/29/2015	2,700
		25,554
	Construction - 1.2%
	D.R. Horton, Inc.
2,520	6.50%, 04/15/2016	2,759
	KB Home
3,750	8.00%, 03/15/2020	3,713
	Pulte Homes, Inc.
2,446	7.88%, 06/15/2032	2,269
		8,741
	Fabricated Metal Product Manufacturing - 0.5%
	BWAY Holding Co.
2,162	10.00%, 06/15/2018	2,373
	Masco Corp.
1,135	5.95%, 03/15/2022	1,137
		3,510
	Finance and Insurance - 10.9%
	Ally Financial, Inc.
7,341	5.50%, 02/15/2017	7,350
3,330	7.50%, 09/15/2020	3,596

1

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 76.9% - (continued)
	Finance and Insurance - 10.9% - (continued)
	CIT Group, Inc.
$9,381	5.25%, 03/15/2018	$9,569
7,533	5.50%, 02/15/2019 ■	7,684
3,320	6.63%, 04/01/2018 ■	3,598
	Community Choice Financial
3,810	10.75%, 05/01/2019 ■	3,719
	Dolphin Subsidiary II, Inc.
2,615	7.25%, 10/15/2021 ■	2,903
	Fibria Overseas Finance Ltd.
3,535	7.50%, 05/04/2020 ■	3,734
	Ford Motor Credit Co.
3,000	12.00%, 05/15/2015	3,705
	GMAC LLC
2,040	8.00%, 11/01/2031	2,249
	Ineos Finance plc
715	8.38%, 02/15/2019 ■	756
4,085	9.00%, 05/15/2015 ■	4,335
	Lloyds Banking Group plc
2,670	7.88%, 11/01/2020 ■	2,403
	NB Capital Trust IV
1,256	8.25%, 04/15/2027	1,281
	Offshore Group Investments Ltd.
2,408	11.50%, 08/01/2015	2,649
	Penson Worldwide, Inc.
3,495	12.50%, 05/15/2017 ■	1,433
	Provident Funding Associates L.P.
2,698	10.13%, 02/15/2019 ■	1,983
5,422	10.25%, 04/15/2017 ■	5,273
	SLM Corp.
1,960	7.25%, 01/25/2022	2,048
2,335	8.45%, 06/15/2018	2,604
	Starwood Hotels & Resort
3,905	7.15%, 12/01/2019	4,627
	Titlemax
4,360	13.25%, 07/15/2015	4,818
		82,317
	Food Services - 0.5%
	ARAMARK Holdings Corp.
3,615	8.63%, 05/01/2016 ■Þ	3,706
	Landry's Acquisition Co.
126	11.63%, 12/01/2015 ■	140
		3,846
	Health Care and Social Assistance - 6.2%
	Alere, Inc.
2,409	7.88%, 02/01/2016	2,511
	American Renal Holdings, Inc.
3,490	8.38%, 05/15/2018	3,712
	Biomet, Inc.
3,079	10.38%, 10/15/2017 Þ	3,318
	Fresenius Medical Care
2,875	5.88%, 01/31/2022 ■	2,954
	HCA, Inc.
4,260	7.25%, 09/15/2020 ‡	4,638
11,989	7.50%, 11/15/2095	9,531
2,531	8.50%, 04/15/2019	2,813
	Health Management Associates, Inc.
2,070	7.38%, 01/15/2020 ■	2,111
	HealthSouth Corp.
5,165	7.25%, 10/01/2018	5,514
	LifePoint Hospitals, Inc.
1,511	6.63%, 10/01/2020	1,602
	Tenet Healthcare Corp.
2,686	6.25%, 11/01/2018 ■	2,773
	Valeant Pharmaceuticals International
1,535	6.75%, 08/15/2021 ■	1,493
3,630	7.25%, 07/15/2022 ■	3,594
		46,564
	Information - 11.4%
	CCO Holdings LLC
2,910	6.63%, 01/31/2022	3,019
	Cricket Communications, Inc.
3,935	7.75%, 10/15/2020	3,866
	CSC Holdings LLC
2,639	6.75%, 11/15/2021 ■	2,748
	DISH DBS Corp.
4,886	7.88%, 09/01/2019	5,619
	Evertec, Inc.
2,148	11.00%, 10/01/2018	2,336
	Frontier Communications Corp.
3,109	7.88%, 01/15/2027	2,829
	GCI, Inc.
1,465	6.75%, 06/01/2021	1,474
	Harron Communications
2,830	9.13%, 04/01/2020 ■☼	2,830
	Intelsat Bermuda Ltd.
5,067	11.50%, 02/04/2017 Þ	5,269
	Intelsat Jackson Holdings Ltd.
7,610	8.50%, 11/01/2019	8,352
	Kabel Baden Wurttemberg GMBH & Co.
2,496	7.50%, 03/15/2019 ■	2,696
	Level 3 Financing, Inc.
6,401	10.00%, 02/01/2018	7,009
	Mediacom Broadband LLC
3,590	8.50%, 10/15/2015	3,698
	Mediacom LLC
3,470	9.13%, 08/15/2019	3,769
	MetroPCS Wireless, Inc.
2,225	6.63%, 11/15/2020	2,211
2,080	7.88%, 09/01/2018	2,189
	Paetec Holding Corp.
2,127	9.88%, 12/01/2018	2,404
	Qwest Corp.
2,802	7.25%, 10/15/2035	2,858
	Sprint Nextel Corp.
3,092	9.00%, 11/15/2018 ■	3,394
	Syniverse Holdings, Inc.
2,535	9.13%, 01/15/2019	2,795
	Trilogy International Partners LLC
3,443	10.25%, 08/15/2016 ■	3,004
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	2,925
	UPCB Finance VI Ltd.
1,845	6.88%, 01/15/2022 ■	1,905
	Viasat, Inc.
561	6.88%, 06/15/2020 ■	575

2

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 76.9% - (continued)
	Information - 11.4% - (continued)
	Videotron Ltee
$2,430	9.13%, 04/15/2018	$2,685
	Windstream Corp.
3,400	7.50%, 04/01/2023	3,502
		85,961
	Machinery Manufacturing - 1.1%
	Case New Holland, Inc.
6,921	7.88%, 12/01/2017 ‡	8,046

	Mining - 2.0%
	Arch Coal, Inc.
2,456	7.25%, 06/15/2021 ■	2,266
	FMG Resources Pty Ltd.
3,500	6.00%, 04/01/2017 ■	3,465
3,662	7.00%, 11/01/2015 ■	3,735
1,434	8.25%, 11/01/2019 ■	1,506
	Peabody Energy Corp.
3,520	6.00%, 11/15/2018 ■	3,449
867	6.50%, 09/15/2020	867
		15,288
	Miscellaneous Manufacturing - 1.9%
	BE Aerospace, Inc.
521	5.25%, 04/01/2022	526
2,293	6.88%, 10/01/2020	2,511
	Reynolds Group Issuer, Inc.
1,995	7.88%, 08/15/2019 ■	2,145
3,700	9.00%, 04/15/2019 ■	3,644
	Transdigm, Inc.
5,140	7.75%, 12/15/2018	5,564
		14,390
	Motor Vehicle and Parts Manufacturing - 1.8%
	Ford Motor Co.
2,405	7.50%, 08/01/2026	2,694
4,146	9.22%, 09/15/2021	5,058
	TRW Automotive, Inc.
3,333	3.50%, 12/01/2015	5,824
		13,576
	Nonmetallic Mineral Product Manufacturing - 0.8%
	Ardagh Packaging Finance
480	7.38%, 10/15/2017 ■	515
	Silgan Holdings, Inc.
5,820	5.00%, 04/01/2020 ■	5,791
		6,306
	Other Services - 0.4%
	Service Corp. International
2,435	7.63%, 10/01/2018	2,800

	Paper Manufacturing - 0.9%
	Mercer International, Inc.
2,886	9.50%, 12/01/2017	2,987
	Westvaco Corp.
3,287	8.20%, 01/15/2030	3,640
		6,627
	Petroleum and Coal Products Manufacturing - 5.7%
	Alpha Natural Resources, Inc.
2,355	6.00%, 06/01/2019	2,131
	Antero Resources Finance Corp.
3,605	7.25%, 08/01/2019 ■	3,713
	Chesapeake Energy Corp.
3,517	6.78%, 03/15/2019	3,491
2,805	6.88%, 08/15/2018	2,889
	Concho Resources, Inc.
2,369	7.00%, 01/15/2021	2,541
	Continental Resources, Inc.
1,775	5.00%, 09/15/2022 ■	1,784
	Denbury Resources, Inc.
2,192	9.75%, 03/01/2016	2,406
	Endeavour International
4,123	12.00%, 03/01/2018 ■	4,164
	Newfield Exploration Co.
2,176	5.75%, 01/30/2022	2,279
	Plains Exploration & Production Co.
1,203	6.75%, 02/01/2022	1,257
	Range Resources Corp.
5,315	5.00%, 08/15/2022	5,249
1,755	5.75%, 06/01/2021	1,843
	Rosetta Resources, Inc.
2,448	9.50%, 04/15/2018	2,693
	Sandridge Energy, Inc.
2,610	8.75%, 01/15/2020	2,701
	WPX Energy, Inc.
3,700	6.00%, 01/15/2022 ■	3,700
		42,841
	Pipeline Transportation - 2.9%
	Dynegy Holdings, Inc.
5,686	0.00%, 06/01/2019 Ω	3,738
	El Paso Corp.
955	7.75%, 01/15/2032	1,087
3,260	7.80%, 08/01/2031	3,705
	Energy Transfer Equity L.P.
2,588	7.50%, 10/15/2020	2,873
	Kinder Morgan Finance Co.
2,850	6.00%, 01/15/2018 ■	3,025
	Markwest Energy
2,095	6.25%, 06/15/2022	2,200
	NGPL Pipeco LLC
2,075	7.12%, 12/15/2017 ■	1,891
	Rockies Express Pipeline
1,994	5.63%, 04/15/2020 ■	1,695
2,510	6.88%, 04/15/2040 ■	2,002
		22,216
	Primary Metal Manufacturing - 0.4%
	Novelis, Inc.
2,513	8.75%, 12/15/2020	2,752

	Printing and Related Support Activities - 0.3%
	Sheridan (The) Group, Inc.
2,704	12.50%, 04/15/2014	2,305

	Professional, Scientific and Technical Services - 1.5%
	Affinion Group, Inc.
2,618	11.50%, 10/15/2015	2,468
	Lamar Media Corp.
1,465	7.88%, 04/15/2018	1,602

3

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 76.9% - (continued)
	Professional, Scientific and Technical Services - 1.5% - (continued)
	SunGard Data Systems, Inc.
$3,450	7.38%, 11/15/2018	$3,666
3,650	10.25%, 08/15/2015	3,791
		11,527
	Rail Transportation - 0.0%
	RailAmerica, Inc.
340	9.25%, 07/01/2017	358

	Real Estate and Rental and Leasing - 3.1%
	Air Lease Corp.
4,215	5.63%, 04/01/2017 ■	4,199
	International Lease Finance Corp.
9,461	5.88%, 04/01/2019	9,144
1,720	6.25%, 05/15/2019	1,698
3,335	8.88%, 09/01/2017	3,718
	United Rental Financing Escrow Corp.
292	5.75%, 07/15/2018 ■	299
531	7.38%, 05/15/2020 ■	543
529	7.63%, 04/15/2022 ■	543
	United Rentals North America, Inc.
2,823	8.38%, 09/15/2020	2,922
		23,066
	Retail Trade - 2.9%
	Amerigas Partners L.P.
3,336	6.25%, 08/20/2019 ‡	3,332
	Building Materials Corp.
2,948	7.50%, 03/15/2020 ■	3,125
	J.C. Penney Co., Inc.
1,786	7.63%, 03/01/2097	1,607
	Masonite International Co.
2,708	8.25%, 04/15/2021 ■	2,816
	Michaels Stores, Inc.
5,245	7.75%, 11/01/2018	5,586
	Number Merger Sub, Inc.
3,545	11.00%, 12/15/2019 ■	3,793
	Sally Holdings
1,395	6.88%, 11/15/2019 ■	1,486
		21,745
	Soap, Cleaning Compound and Toilet Manufacturing - 0.5%
	Revlon Consumer Products
3,430	9.75%, 11/15/2015	3,687

	Transit and Ground Passenger Transportation - 0.4%
	Emergency Medical Services Corp.
2,708	8.13%, 06/01/2019	2,783

	Transportation Equipment Manufacturing - 0.7%
	Huntington Ingalls Industries, Inc.
5,180	7.13%, 03/15/2021	5,549

	Truck Transportation - 0.8%
	Swift Transportation Co., Inc.
5,466	12.50%, 05/15/2017 ■	5,842

	Utilities - 3.8%
	AES (The) Corp.
3,230	8.00%, 10/15/2017 ‡	3,638
2,409	9.75%, 04/15/2016 ‡	2,818
	Calpine Corp.
6,375	7.88%, 01/15/2023 ■	6,885
	Edison Mission Energy
8,394	7.00%, 05/15/2017	5,288
	Energy Future Intermediate Holding Co. LLC
4,266	10.00%, 12/01/2020	4,650
	NRG Energy, Inc.
2,538	8.50%, 06/15/2019	2,557
	Reliant Energy, Inc.
1,428	9.24%, 07/02/2017	1,400
	Texas Competitive Electric Co.
2,765	11.50%, 10/01/2020 ■	1,804
		29,040
	Water Transportation - 0.3%
	ACL I Corp.
2,140	10.63%, 02/15/2016 ■Þ	2,116

	Wholesale Trade - 0.1%
	J.M. Huber Corp.
575	9.88%, 11/01/2019 ■	598

	Total corporate bonds
	(cost $570,311)	$579,384

SENIOR FLOATING RATE INTERESTS ♦ - 5.9%
	Air Transportation - 0.4%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$3,492	4.24%, 11/29/2013 ⌂	$3,317

	Arts, Entertainment and Recreation - 0.2%
	Revel Entertainment Group LLC
1,472	9.00%, 02/17/2017	1,451

	Finance and Insurance - 0.5%
	Asurion Corp., Second Lien Term Loan
2,371	9.00%, 05/24/2019	2,397
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
407	8.75%, 12/17/2017	403
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
971	8.75%, 12/17/2017	961
		3,761
	Information - 0.8%
	WideOpenWest Finance LLC, Second Lien Term Loan
6,117	6.49%, 06/29/2015 Þ	5,903

	Motor Vehicle and Parts Manufacturing – 2.1%
	General Motors Co.
17,705	0.38%, 10/27/2015 ◊☼	15,897

4

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 5.9% - (continued)
	Retail Trade - 1.4%
	Easton-Bell Sports, Inc.
$10,379	11.50%, 12/31/2015 ⌂Þ		$10,172

	Utilities - 0.5%
	Texas Competitive Electric Co.
7,000	4.74%, 10/10/2017		3,883

	Total senior floating rate interests
	(cost $45,806)		$44,384

COMMON STOCKS - 0.3%
	Energy - 0.3%
207,275	KCA Deutag ⌂●†		$2,011

	Software & Services - 0.0%
38	Stratus Technologies, Inc. ●†		—

	Total common stocks
	(cost $2,796)		$2,011

PREFERRED STOCKS - 1.4%
	Automobiles & Components - 0.8%
143	General Motors Co., 4.75% ۞		$5,978

	Diversified Financials - 0.6%
192	GMAC Capital Trust I ۞		4,437

	Software & Services - 0.0%
9	Stratus Technologies, Inc. †		—

	Total preferred stocks
	(cost $10,937)		$10,415

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
2	ASG Consolidated LLC ⌂■		$176

	Total warrants
	(cost $34)		$176

	Total long-term investments (cost $635,966)		$639,803

SHORT-TERM INVESTMENTS - 13.5%
Repurchase Agreements - 13.5%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $45,463,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$46,372)
$45,463	0.12%, 03/30/2012		$45,463
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $3,614, collateralized by
FHLMC 4.00% - 5.00%, 2024 - 2041,
FNMA 3.50% - 5.50%, 2037 - 2042, value
	of $3,687)
3,614	0.15%, 03/30/2012		3,614
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $9,321, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $9,507)
9,321	0.10%, 03/30/2012		9,321
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $19,593, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $19,985)
19,593	0.10%, 03/30/2012		19,593
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $159, collateralized by U.S. Treasury Note 4.00%, 2015, value of $162)
159	0.05%, 03/30/2012		159
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $23,207,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $23,671)
23,207	0.15%, 03/30/2012		23,207
			101,357
	Total short-term investments
	(cost $101,357)		$101,357

	Total investments
	(cost $737,323) ▲	98.4%	$741,160
	Other assets and liabilities	1.6%	12,233
	Total net assets	100.0%	$753,393

5

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 7.1% of total net assets at March 31, 2012.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $739,632 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$18,143
Unrealized Depreciation	(16,615)
Net Unrealized Appreciation	$1,528

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $2,011, which represents 0.3% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2012.
Þ	This security may pay interest in additional principal instead of cash.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $193,145, which represents 25.6% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	2	ASG Consolidated LLC Warrants - 144A	34
09/2010 - 11/2011	$10,379	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	10,289
03/2011	207,275	KCA Deutag	2,796
01/2011 - 08/2011	$3,492	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.24%, 11/29/2013	3,246

At March 31, 2012, the aggregate value of these securities was $15,676, which represents 2.1% of total net assets.

۞	Convertible security.
☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $21,590 at March 31, 2012.
◊	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2012.
Ω	Debt security in default due to bankruptcy.
♦

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.  Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2012.

6

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at March 31, 2012

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index	JP Morgan	$38,727	Sell	5.00%	12/20/16	$(896)	$(622)	$274

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,433	$–	$3,433	$–
Common Stocks ‡	2,011	–	–	2,011
Corporate Bonds	579,384	–	574,099	5,285
Preferred Stocks	10,415	10,415	–	–
Senior Floating Rate Interests	44,384	–	44,384	–
Warrants	176	176	–	–
Short-Term Investments	101,357	–	101,357	–
Total	$741,160	$10,591	$723,273	$7,296
Credit Default Swaps *	274	–	274	–
Total	$274	$–	$274	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

Hartford High Yield HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of March 31, 2012
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	†	$—	$—	$—	$—	$—	$—
Common Stocks	1,720	—	291	‡	—	—	—	—	—	2,011
Corporate Bonds	5,167	(4)	14	§	—	3,885	(530)	—	(3,247)	5,285
Preferred Stocks	—	—	—	†	—	—	—	—	—	—
Total	$6,887	$(4)	$305		$—	$3,885	$(530)	$—	$(3,247)	$7,296

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was zero.
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $291.
§	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $14.

Distribution by Credit Quality

as of March 31, 2012

Credit Rating *	Percentage of Net Assets
Baa / BBB	3.1
Ba / BB	23.9
B	37.1
Caa / CCC or Lower	15.3
Unrated	3.8
Non Debt Securities and Other Short-Term Instruments	15.2
Other Assets & Liabilities	1.6
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

8

Hartford Index HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6%
	Automobiles & Components - 0.7%
9	BorgWarner, Inc. ●	$729
302	Ford Motor Co. w/ Rights	3,778
19	Goodyear Tire & Rubber Co. ●	218
18	Harley-Davidson, Inc.	890
54	Johnson Controls, Inc.	1,759
		7,374
	Banks - 2.9%
56	BB&T Corp.	1,743
16	Comerica, Inc.	510
73	Fifth Third Bancorp	1,028
20	First Horizon National Corp.	212
42	Hudson City Bancorp, Inc.	307
69	Huntington Bancshares, Inc.	443
76	Keycorp	645
10	M&T Bank Corp.	876
29	People's United Financial, Inc.	379
42	PNC Financial Services Group, Inc.	2,711
112	Regions Financial Corp.	741
42	SunTrust Banks, Inc.	1,024
152	US Bancorp	4,817
420	Wells Fargo & Co.	14,328
15	Zion Bancorp	314
		30,078
	Capital Goods - 8.1%
55	3M Co.	4,934
59	Boeing Co.	4,414
51	Caterpillar, Inc.	5,484
13	Cooper Industries plc Class A	807
15	Cummins, Inc.	1,837
45	Danaher Corp.	2,547
32	Deere & Co.	2,585
15	Dover Corp.	921
27	Eaton Corp.	1,327
58	Emerson Electric Co.	3,050
24	Fastenal Co.	1,273
4	Flowserve Corp.	499
13	Fluor Corp.	807
28	General Dynamics Corp.	2,088
842	General Electric Co.	16,902
10	Goodrich Corp.	1,261
62	Honeywell International, Inc.	3,766
39	Illinois Tool Works, Inc.	2,201
24	Ingersoll-Rand plc	978
10	Jacobs Engineering Group, Inc. ●	456
8	Joy Global, Inc.	618
8	L-3 Communications Holdings, Inc.	560
21	Lockheed Martin Corp.	1,909
28	Masco Corp.	380
20	Northrop Grumman Corp.	1,225
28	PACCAR, Inc.	1,331
9	Pall Corp.	547
12	Parker-Hannifin Corp.	1,013
12	Precision Castparts Corp.	1,997
17	Quanta Services, Inc. ●	352
27	Raytheon Co.	1,428
11	Rockwell Automation, Inc.	906
12	Rockwell Collins, Inc.	678
8	Roper Industries, Inc.	767
5	Snap-On, Inc.	283
13	Stanley Black & Decker, Inc.	1,037
22	Textron, Inc.	620
37	Tyco International Ltd.	2,063
72	United Technologies Corp.	6,010
5	W.W. Grainger, Inc.	1,034
15	Xylem, Inc.	407
		83,302
	Commercial & Professional Services - 0.5%
8	Avery Dennison Corp.	254
9	Cintas Corp.	343
4	Dun & Bradstreet Corp.	318
10	Equifax, Inc. ●	422
14	Iron Mountain, Inc.	393
16	Pitney Bowes, Inc.	280
14	R.R. Donnelley & Sons Co.	176
25	Republic Services, Inc.	766
11	Robert Half International, Inc.	344
7	Stericycle, Inc. ●	564
37	Waste Management, Inc.	1,282
		5,142
	Consumer Durables & Apparel - 1.0%
23	Coach, Inc.	1,773
22	D.R. Horton, Inc.	336
6	Harman International Industries, Inc.	260
9	Hasbro, Inc.	339
11	Leggett & Platt, Inc.	257
13	Lennar Corp.	352
27	Mattel, Inc.	909
23	Newell Rubbermaid, Inc.	409
29	NIKE, Inc. Class B	3,169
27	Pulte Group, Inc. ●	237
5	Ralph Lauren Corp.	895
7	V.F. Corp.	1,010
6	Whirlpool Corp.	466
		10,412
	Consumer Services - 2.1%
9	Apollo Group, Inc. Class A ●	345
36	Carnival Corp.	1,157
2	Chipotle Mexican Grill, Inc. ●	1,029
10	Darden Restaurants, Inc.	524
5	DeVry, Inc.	160
23	H & R Block, Inc.	384
24	International Game Technology	398
21	Marriott International, Inc. Class A	806
81	McDonald's Corp.	7,953
60	Starbucks Corp.	3,350
16	Starwood Hotels & Resorts	878
12	Wyndham Worldwide Corp.	539
6	Wynn Resorts Ltd.	784
37	Yum! Brands, Inc.	2,607
		20,914
	Diversified Financials - 6.3%
81	American Express Co.	4,674
18	Ameriprise Financial, Inc.	1,008
854	Bank of America Corp.	8,174
96	Bank of New York Mellon Corp.	2,314
8	BlackRock, Inc.	1,643

1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Diversified Financials - 6.3% - (continued)
44	Capital One Financial Corp.	$2,455
86	Charles Schwab Corp.	1,236
233	Citigroup, Inc.	8,520
5	CME Group, Inc.	1,527
42	Discover Financial Services, Inc.	1,408
20	E*Trade Financial Corp. ●	221
7	Federated Investors, Inc.	164
11	Franklin Resources, Inc.	1,408
39	Goldman Sachs Group, Inc.	4,894
6	IntercontinentalExchange, Inc. ●	794
35	Invesco Ltd.	946
304	JP Morgan Chase & Co.	13,969
10	Legg Mason, Inc.	276
16	Leucadia National Corp.	410
16	Moody's Corp.	657
121	Morgan Stanley	2,382
10	Nasdaq OMX Group, Inc. ●	257
19	Northern Trust Corp.	912
21	NYSE Euronext	618
41	SLM Corp.	639
39	State Street Corp.	1,766
20	T. Rowe Price Group, Inc.	1,320
		64,592
	Energy - 11.1%
18	Alpha Natural Resources, Inc. ●	267
40	Anadarko Petroleum Corp.	3,104
31	Apache Corp.	3,069
35	Baker Hughes, Inc.	1,461
17	Cabot Oil & Gas Corp.	520
20	Cameron International Corp. ●	1,037
53	Chesapeake Energy Corp.	1,221
157	Chevron Corp.	16,876
102	ConocoPhillips Holding Co.	7,739
18	Consol Energy, Inc.	616
31	Denbury Resources, Inc. ●	567
32	Devon Energy Corp.	2,287
6	Diamond Offshore Drilling, Inc.	369
62	El Paso Corp.	1,817
21	EOG Resources, Inc.	2,381
12	EQT Corp.	576
375	Exxon Mobil Corp.	32,535
19	FMC Technologies, Inc. ●	958
73	Halliburton Co.	2,436
9	Helmerich & Payne, Inc.	463
24	Hess Corp.	1,418
56	Marathon Oil Corp.	1,776
28	Marathon Petroleum Corp.	1,200
15	Murphy Oil Corp.	871
23	Nabors Industries Ltd. ●	401
34	National Oilwell Varco, Inc.	2,681
11	Newfield Exploration Co. ●	365
20	Noble Corp.	753
14	Noble Energy, Inc.	1,380
65	Occidental Petroleum Corp.	6,150
22	Peabody Energy Corp.	629
10	Pioneer Natural Resources Co.	1,098
14	QEP Resources, Inc.	431
13	Range Resources Corp.	733
10	Rowan Companies, Inc. ●	323
106	Schlumberger Ltd.	7,424
28	Southwestern Energy Co. ●	850
52	Spectra Energy Corp.	1,633
8	Sunoco, Inc.	322
11	Tesoro Corp. ●	297
44	Valero Energy Corp.	1,139
47	Williams Cos., Inc.	1,453
16	WPX Energy, Inc. ●	284
		113,910
	Food & Staples Retailing - 2.2%
35	Costco Wholesale Corp.	3,140
104	CVS Caremark Corp.	4,644
46	Kroger Co.	1,109
21	Safeway, Inc.	432
17	Supervalu, Inc.	97
46	Sysco Corp.	1,388
70	Walgreen Co.	2,329
139	Wal-Mart Stores, Inc.	8,504
13	Whole Foods Market, Inc.	1,078
		22,721
	Food, Beverage & Tobacco - 6.2%
163	Altria Group, Inc.	5,026
53	Archer Daniels Midland Co.	1,667
12	Beam, Inc.	729
8	Brown-Forman Corp.	658
14	Campbell Soup Co.	481
180	Coca-Cola Co.	13,333
24	Coca-Cola Enterprises, Inc.	682
33	ConAgra Foods, Inc.	861
14	Constellation Brands, Inc. Class A ●	323
15	Dean Foods Co. ●	178
17	Dr. Pepper Snapple Group	680
51	General Mills, Inc.	2,025
25	H.J. Heinz Co.	1,365
12	Hershey Co.	750
11	Hormel Foods Corp.	323
9	J.M. Smucker Co.	737
20	Kellogg Co.	1,054
141	Kraft Foods, Inc.	5,349
11	Lorillard, Inc.	1,360
11	McCormick & Co., Inc.	578
16	Mead Johnson Nutrition Co.	1,341
12	Molson Coors Brewing Co.	565
125	PepsiCo, Inc.	8,294
137	Philip Morris International, Inc.	12,146
27	Reynolds American, Inc.	1,103
47	Sara Lee Corp.	1,013
23	Tyson Foods, Inc. Class A	444
		63,065
	Health Care Equipment & Services - 4.0%
28	Aetna, Inc.	1,397
21	AmerisourceBergen Corp.	814
7	Bard (C.R.), Inc.	663
45	Baxter International, Inc.	2,668
17	Becton, Dickinson & Co.	1,300
116	Boston Scientific Corp. ●	691
28	Cardinal Health, Inc.	1,187

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Health Care Equipment & Services - 4.0% - (continued)
18	CareFusion Corp. ●	$464
12	Cerner Corp. ●	888
23	CIGNA Corp.	1,125
11	Coventry Health Care, Inc.	400
38	Covidien plc	2,103
7	DaVita, Inc. ●	669
11	Dentsply International, Inc.	455
9	Edwards Lifesciences Corp. ●	666
39	Express Scripts, Inc. ●	2,091
13	Humana, Inc.	1,207
3	Intuitive Surgical, Inc. ●	1,681
8	Laboratory Corp. of America Holdings ●	709
20	McKesson Corp.	1,718
31	Medco Health Solutions, Inc. ●	2,173
83	Medtronic, Inc.	3,245
7	Patterson Cos., Inc.	232
13	Quest Diagnostics, Inc.	772
25	St. Jude Medical, Inc.	1,129
26	Stryker Corp.	1,431
33	Tenet Healthcare Corp. ●	173
83	UnitedHealth Group, Inc.	4,902
9	Varian Medical Systems, Inc. ●	617
27	Wellpoint, Inc.	1,963
14	Zimmer Holdings, Inc.	912
		40,445
	Household & Personal Products - 2.3%
34	Avon Products, Inc.	664
10	Clorox Co.	707
38	Colgate-Palmolive Co.	3,736
18	Estee Lauder Co., Inc.	1,110
31	Kimberly-Clark Corp.	2,316
219	Procter & Gamble Co.	14,735
		23,268
	Insurance - 3.5%
27	ACE Ltd.	1,992
39	Aflac, Inc.	1,784
40	Allstate Corp.	1,325
43	American International Group, Inc. ●	1,340
26	Aon Corp.	1,268
7	Assurant, Inc.	284
142	Berkshire Hathaway, Inc. Class B ●	11,527
22	Chubb Corp.	1,513
13	Cincinnati Financial Corp.	453
40	Genworth Financial, Inc. ●	330
24	Lincoln National Corp.	639
25	Loews Corp.	984
43	Marsh & McLennan Cos., Inc.	1,418
88	MetLife, Inc.	3,289
25	Principal Financial Group, Inc.	737
49	Progressive Corp.	1,144
39	Prudential Financial, Inc.	2,471
8	Torchmark Corp.	413
32	Travelers Cos., Inc.	1,877
24	Unum Group	591
25	XL Group plc	552
		35,931
	Materials - 3.4%
17	Air Products & Chemicals, Inc.	1,541
5	Airgas, Inc.	482
85	Alcoa, Inc.	850
9	Allegheny Technologies, Inc.	351
12	Ball Corp.	531
8	Bemis Co., Inc.	264
5	CF Industries Holdings, Inc.	951
11	Cliff's Natural Resources, Inc.	786
94	Dow Chemical Co.	3,268
74	E.I. DuPont de Nemours & Co.	3,925
11	Eastman Chemical Co.	564
23	Ecolab, Inc.	1,431
6	FMC Corp.	593
75	Freeport-McMoRan Copper & Gold, Inc.	2,871
6	International Flavors & Fragrances, Inc.	376
35	International Paper Co.	1,220
14	MeadWestvaco Corp.	430
43	Monsanto Co.	3,401
24	Mosaic Co.	1,311
39	Newmont Mining Corp.	2,018
25	Nucor Corp.	1,083
13	Owens-Illinois, Inc. ●	306
12	PPG Industries, Inc.	1,162
24	Praxair, Inc.	2,727
15	Sealed Air Corp.	296
7	Sherwin-Williams Co.	751
10	Sigma-Aldrich Corp.	706
7	Titanium Metals Corp.	89
11	United States Steel Corp.	335
10	Vulcan Materials Co.	439
		35,058
	Media - 3.1%
17	Cablevision Systems Corp.	253
52	CBS Corp. Class B	1,753
215	Comcast Corp. Class A	6,441
54	DirecTV Class A ●	2,654
21	Discovery Communications, Inc. ●	1,041
19	Gannett Co., Inc.	290
35	Interpublic Group of Cos., Inc.	405
22	McGraw-Hill Cos., Inc.	1,073
171	News Corp. Class A	3,374
22	Omnicom Group, Inc.	1,099
8	Scripps Networks Interactive Class A	370
25	Time Warner Cable, Inc.	2,036
77	Time Warner, Inc.	2,914
43	Viacom, Inc. Class B	2,042
143	Walt Disney Co.	6,244
—	Washington Post Co. Class B	146
		32,135
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
125	Abbott Laboratories	7,670
28	Agilent Technologies, Inc.	1,230
24	Allergan, Inc.	2,307
63	Amgen, Inc.	4,284
19	Biogen Idec, Inc. ●	2,388
134	Bristol-Myers Squibb Co.	4,536
35	Celgene Corp. ●	2,706
81	Eli Lilly & Co.	3,271
21	Forest Laboratories, Inc. ●	731

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3% - (continued)
60	Gilead Sciences, Inc. ●	$2,944
13	Hospira, Inc. ●	492
218	Johnson & Johnson	14,412
14	Life Technologies Corp. ●	694
242	Merck & Co., Inc.	9,303
34	Mylan, Inc. ●	796
9	PerkinElmer, Inc.	249
7	Perrigo Co.	763
600	Pfizer, Inc.	13,595
29	Thermo Fisher Scientific, Inc.	1,640
7	Waters Corp. ●	658
10	Watson Pharmaceuticals, Inc. ●	677
		75,346
	Real Estate - 2.0%
31	American Tower Corp. REIT	1,977
10	Apartment Investment & Management Co. Class A	253
8	Avalonbay Communities, Inc.	1,078
12	Boston Properties, Inc.	1,239
26	CBRE Group, Inc. ●	521
24	Equity Residential Properties Trust	1,499
33	HCP, Inc.	1,284
17	Health Care, Inc.	922
56	Host Hotels & Resorts, Inc.	925
32	Kimco Realty Corp.	624
13	Plum Creek Timber Co., Inc.	535
37	ProLogis, Inc.	1,316
11	Public Storage	1,557
24	Simon Property Group, Inc.	3,553
23	Ventas, Inc.	1,315
15	Vornado Realty Trust	1,243
43	Weyerhaeuser Co.	935
		20,776
	Retailing - 3.9%
7	Abercrombie & Fitch Co. Class A	338
29	Amazon.com, Inc. ●	5,863
4	AutoNation, Inc. ●	122
2	AutoZone, Inc. ●	822
19	Bed Bath & Beyond, Inc. ●	1,239
23	Best Buy Co., Inc.	535
5	Big Lots, Inc. ●	224
18	CarMax, Inc. ●	625
9	Dollar Tree, Inc. ●	893
8	Expedia, Inc.	252
9	Family Dollar Stores, Inc.	595
11	GameStop Corp. Class A	238
26	Gap, Inc.	691
12	Genuine Parts Co.	781
123	Home Depot, Inc.	6,171
12	J.C. Penney Co., Inc.	409
20	Kohl's Corp.	1,010
20	Limited Brands, Inc.	941
99	Lowe's Co., Inc.	3,099
33	Macy's, Inc.	1,312
4	Netflix, Inc. ●	505
13	Nordstrom, Inc.	710
10	O'Reilly Automotive, Inc. ●	923
4	Priceline.com, Inc. ●	2,841
18	Ross Stores, Inc.	1,054
3	Sears Holdings Corp. ●	203
55	Staples, Inc.	893
53	Target Corp.	3,115
10	Tiffany & Co.	698
60	TJX Cos., Inc.	2,383
8	TripAdvisor, Inc. ●	268
9	Urban Outfitters, Inc. ●	256
		40,009
	Semiconductors & Semiconductor Equipment - 2.4%
47	Advanced Micro Devices, Inc. ●	375
26	Altera Corp.	1,021
24	Analog Devices, Inc.	959
103	Applied Materials, Inc.	1,278
39	Broadcom Corp. Class A	1,536
5	First Solar, Inc. ●	117
398	Intel Corp.	11,177
13	KLA-Tencor Corp.	724
18	Linear Technology Corp.	615
45	LSI Corp. ●	392
15	Microchip Technology, Inc.	568
79	Micron Technology, Inc. ●	637
6	Novellus Systems, Inc. ●	278
49	NVIDIA Corp. ●	748
15	Teradyne, Inc. ●	250
91	Texas Instruments, Inc.	3,064
21	Xilinx, Inc.	759
		24,498
	Software & Services - 9.4%
51	Accenture plc	3,319
39	Adobe Systems, Inc. ●	1,350
14	Akamai Technologies, Inc. ●	519
18	Autodesk, Inc. ●	761
39	Automatic Data Processing, Inc.	2,156
13	BMC Software, Inc. ●	525
29	CA, Inc.	798
15	Citrix Systems, Inc. ●	1,168
24	Cognizant Technology Solutions Corp. ●	1,860
12	Computer Sciences Corp.	368
91	eBay, Inc. ●	3,363
26	Electronic Arts, Inc. ●	435
19	Fidelity National Information Services, Inc.	617
11	Fiserv, Inc. ●	768
20	Google, Inc. ●	12,958
92	IBM Corp.	19,233
23	Intuit, Inc.	1,411
8	Mastercard, Inc.	3,555
594	Microsoft Corp.	19,167
312	Oracle Corp.	9,098
26	Paychex, Inc.	796
15	Red Hat, Inc. ●	922
22	SAIC, Inc. ●	291
11	Salesforce.com, Inc. ●	1,670
58	Symantec Corp. ●	1,086
13	Teradata Corp. ●	911
13	Total System Services, Inc.	294
13	VeriSign, Inc.	488

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.6% - (continued)
	Software & Services - 9.4% - (continued)
40	Visa, Inc.	$4,665
49	Western Union Co.	870
97	Yahoo!, Inc. ●	1,470
		96,892
	Technology Hardware & Equipment - 8.4%
13	Amphenol Corp. Class A	779
74	Apple, Inc. ●	44,493
429	Cisco Systems, Inc.	9,065
121	Corning, Inc.	1,705
122	Dell, Inc. ●	2,017
163	EMC Corp. ●	4,883
6	F5 Networks, Inc. ●	852
12	FLIR Systems, Inc.	311
9	Harris Corp.	410
157	Hewlett-Packard Co.	3,749
15	Jabil Circuit, Inc.	368
18	JDS Uniphase Corp. ●	264
42	Juniper Networks, Inc. ●	959
6	Lexmark International, Inc. ADR	186
11	Molex, Inc.	309
21	Motorola Mobility Holdings, Inc. ●	822
23	Motorola Solutions, Inc.	1,190
29	NetApp, Inc. ●	1,292
135	Qualcomm, Inc.	9,157
19	SanDisk Corp. ●	954
34	TE Connectivity Ltd.	1,245
19	Western Digital Corp. ●	772
106	Xerox Corp.	857
		86,639
	Telecommunication Services - 2.7%
472	AT&T, Inc.	14,735
49	CenturyLink, Inc.	1,904
20	Crown Castle International Corp. ●	1,062
79	Frontier Communications Corp.	330
23	MetroPCS Communications, Inc. ●	211
239	Sprint Nextel Corp. ●	680
226	Verizon Communications, Inc.	8,628
47	Windstream Corp.	547
		28,097
	Transportation - 1.8%
13	C.H. Robinson Worldwide, Inc.	853
84	CSX Corp.	1,803
17	Expeditors International of Washington, Inc.	783
25	FedEx Corp.	2,303
26	Norfolk Southern Corp.	1,730
4	Ryder System, Inc.	215
61	Southwest Airlines Co.	506
38	Union Pacific Corp.	4,110
76	United Parcel Service, Inc. Class B	6,162
		18,465
	Utilities - 3.3%
51	AES (The) Corp. ●	670
9	AGL Resources, Inc.	364
19	Ameren Corp.	628
39	American Electric Power Co., Inc.	1,486
34	CenterPoint Energy, Inc.	668
20	CMS Energy Corp.	450
23	Consolidated Edison, Inc.	1,362
45	Dominion Resources, Inc.	2,324
14	DTE Energy Co.	743
106	Duke Energy Corp.	2,234
26	Edison International	1,102
14	Entergy Corp.	944
68	Exelon Corp.	2,657
33	FirstEnergy Corp.	1,517
6	Integrys Energy Group, Inc.	332
33	NextEra Energy, Inc.	2,023
22	NiSource, Inc.	548
14	Northeast Utilities	524
18	NRG Energy, Inc. ●	284
8	Oneok, Inc.	675
18	Pepco Holdings, Inc.	342
33	PG&E Corp.	1,424
9	Pinnacle West Capital Corp.	418
46	PPL Corp.	1,302
23	Progress Energy, Inc.	1,248
40	Public Service Enterprise Group, Inc.	1,231
9	SCANA Corp.	423
19	Sempra Energy	1,146
69	Southern Co.	3,099
17	TECO Energy, Inc.	302
18	Wisconsin Energy Corp.	645
39	Xcel Energy, Inc.	1,027
		34,142

	Total common stocks (cost $815,953)	$1,013,211

	Total long-term investments (cost $815,953)	$1,013,211

SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.2%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $2,157, collateralized by U.S. Treasury Note 2.63%, 2014, value of $2,200)
$2,157	0.05%, 03/30/2012	$2,157
RBC Capital Markets LLC TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $6,893,
collateralized by U.S. Treasury Bond
2.13% - 3.88%, 2029 - 2041, U.S. Treasury
Note 0.63% - 1.88%, 2015 - 2021, value of
	$7,031)
6,893	0.03%, 03/30/2012	6,893
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $1,605, collateralized by U.S. Treasury Note 0.75% - 2.38%, 2013 - 2015, value of $1,637)
1,605	0.06%, 03/30/2012	1,605

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.4% - (continued)
Repurchase Agreements - 1.2% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $2,107, collateralized by U.S. Treasury Note 0.50%, 2014, value of $2,149)
$2,107	0.05%, 03/30/2012		$2,107
			12,762
U.S. Treasury Bills - 0.2%
1,490	0.06%, 5/3/2012 □○		1,490

	Total short-term investments (cost $14,252)		$14,252

	Total investments (cost $830,205) ▲	100.0%	$1,027,463
	Other assets and liabilities	—%	248
	Total net assets	100.0%	$1,027,711

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $863,892 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$320,160
Unrealized Depreciation	(156,589)
Net Unrealized Appreciation	$163,571

●	Non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at March 31, 2012 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	44	Long	06/14/2012	$15,435	$14,987	$448

*	The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

Hartford Index HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,013,211	$1,013,211	$–	$–
Short-Term Investments	14,252	–	14,252	–
Total	$1,027,463	$1,013,211	$14,252	$–
Futures *	448	448	–	–
Total	$448	$448	$–	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

Hartford International Opportunities HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.0%
	Argentina - 0.2%
123	YPF Sociedad Anonima ADR	$3,503

	Belgium - 1.5%
457	Umicore	25,214

	Brazil - 4.7%
190	Banco do Estado do Rio Grande do Sul S.A.	2,046
1,101	BR Malls Participacoes S.A.	14,238
1,395	CCR S.A.	11,285
104	Cetip S.A. - Balcao Organizado	1,724
657	Itau Unibanco Banco Multiplo S.A. ADR	12,611
1,357	JSL S.A.	8,120
292	Localiza Rent a Car S.A.	5,377
3,885	PDG Realty S.A.	13,385
224	Petroleo Brasileiro S.A. ADR	5,947
301	Raia Drogasil S.A.	2,886
		77,619
	Canada - 0.9%
759	EnCana Corp.	14,898

	Chile - 0.6%
512	Enersis S.A. ADR	10,341

	China - 2.2%
7,602	China Pacific Insurance	23,650
6,738	Dongfeng Motor Group Co., Ltd.	12,214
		35,864
	Denmark - 0.4%
276	DSV A/S	6,282

	Finland - 0.8%
109	Kone Oyj Class B	6,081
160	Nokian Rendaat Oyj	7,792
		13,873
	France - 12.9%
189	Accor S.A.	6,746
238	BNP Paribas	11,327
399	Cie Generale d'Optique Essilor International S.A.	35,548
572	Groupe Danone	39,893
298	Pernod-Ricard	31,135
539	Peugeot S.A.	8,683
800	Safran S.A.	29,416
273	Schneider Electric S.A.	17,837
171	Unibail-Rodamco SE	34,258
		214,843
	Germany - 4.9%
131	Allianz SE	15,601
196	Beiersdorf AG	12,776
248	Continental AG	23,423
154	GSW Immobilien AG ●	5,314
1,921	Infineon Technologies AG	19,631
67	SAP AG	4,690
		81,435
	Hong Kong - 4.9%
7,311	AIA Group Ltd.	26,840
1,962	ENN Energy Holdings Ltd.	6,802
1,522	Hengan International Group Co., Ltd.	15,353
4,056	Sands China Ltd. §	15,837
5,310	Shangri-La Asia Ltd.	11,649
2,222	Zhongsheng Group Holdings	4,418
		80,899
	India - 1.4%
1,375	Bharti Televentures	9,128
3,222	ITC Ltd.	14,344
		23,472
	Ireland - 2.0%
817	CRH plc	16,731
1,158	Elan Corp. plc ADR ●	17,381
		34,112
	Israel - 2.0%
311	Check Point Software Technologies Ltd. ADR ●	19,822
284	Teva Pharmaceutical Industries Ltd. ADR	12,779
		32,601
	Italy - 1.5%
5,319	Snam S.p.A.	25,579

	Japan - 12.7%
216	Acom Co., Ltd.	4,876
370	Daiichi Sankyo Co., Ltd.	6,761
274	Daito Trust Construction Co., Ltd.	24,743
336	Eisai Co., Ltd.	13,360
168	FamilyMart Co., Ltd.	7,124
203	Fanuc Corp.	36,414
105	Fast Retailing Co., Ltd.	24,022
2	Inpex Corp.	10,614
755	JS Group Corp.	15,893
334	Komatsu Ltd.	9,607
3,492	Mitsubishi UFJ Financial Group, Inc.	17,525
937	Mitsui Fudosan Co., Ltd.	18,094
14	Rakuten, Inc.	15,123
2,652	Tokyo Electric Power Co., Inc.	6,721
		210,877
	Malaysia - 0.3%
4,584	AirAsia Berhad	5,165

	Netherlands - 1.7%
308	ASML Holding N.V. ADR	15,428
1,061	ING Groep N.V. ●	8,838
107	Yandex N.V. ●	2,881
46	Ziggo N.V. ●	1,423
		28,570
	Norway - 1.4%
192	Algeta ASA ●	4,836
988	Telenor ASA	18,346
		23,182
	Russia - 0.6%
758	Sberbank ADR ●	10,144

	South Korea - 2.0%
30	Samsung Electronics Co., Ltd.	33,395

1

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.0% - (continued)
	Sweden - 3.7%
695	Assa Abloy Ab		$21,781
724	SKF Ab B Shares		17,680
1,469	Volvo Ab Class B		21,406
			60,867
	Switzerland - 10.3%
185	Cie Financiere Richemont S.A.		11,607
26	Givaudan		24,614
147	Kuehne & Nagel International AG		19,937
214	Roche Holding AG		37,303
10	SGS S.A.		18,883
434	Swiss Re Ltd.		27,700
2,176	UBS AG		30,494
			170,538
	Taiwan - 4.0%
444	Hiwin Technologies Corp.		5,021
1,809	Quanta Computer, Inc.		4,753
5,107	Synnex Technology International Corp.		12,715
12,932	Taiwan Semiconductor Manufacturing Co., Ltd.		37,179
4,620	WPG Holdings Co., Ltd.		6,324
			65,992
	United Kingdom - 18.3%
415	AstraZeneca plc		18,431
1,732	BG Group plc		40,167
4,522	BP plc		33,673
550	British American Tobacco plc		27,695
428	ENSCO International plc		22,659
779	Imperial Tobacco Group plc		31,593
343	Intercontinental Hotels Group		7,975
3,268	National Grid plc		32,940
408	Rio Tinto plc		22,611
2,579	Rolls-Royce Holdings plc		33,501
532	Standard Chartered plc		13,281
3,624	Tesco plc		19,127
			303,653
	United States - 1.1%
556	Carnival Corp.		17,824

	Total common stocks (cost $1,482,060)		$1,610,742

	Total long-term investments (cost $1,482,060)		$1,610,742

SHORT-TERM INVESTMENTS - 2.4%
	Repurchase Agreements - 2.4%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $18,162,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$18,525)
$18,162	0.12%, 03/30/2012		$18,162
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $1,444, collateralized by
FHLMC 4.00% - 5.00%, 2024 - 2041,
FNMA 3.50% - 5.50%, 2037 - 2042, value
	of $1,473)
1,444	0.15%, 03/30/2012		1,444
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $3,724, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $3,798)
3,724	0.10%, 03/30/2012		3,724
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $7,827, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $7,984)
7,827	0.10%, 03/30/2012		7,827
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $63, collateralized by U.S. Treasury Note 4.00%, 2015, value of $65)
63	0.05%, 03/30/2012		63
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $9,271,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $9,456)
9,271	0.15%, 03/30/2012		9,271
			40,491
	Total short-term investments
	(cost $40,491)		$40,491

	Total investments (cost $1,522,551) ▲	99.4%	$1,651,233
	Other assets and liabilities	0.6%	9,569
	Total net assets	100.0%	$1,660,802

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 95.9% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $1,541,010 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$160,540
Unrealized Depreciation	(50,317)
Net Unrealized Appreciation	$110,223

●	Non-income producing.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $15,837, which represents 1.0% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	CS First Boston	Sell	$6,511	$6,512	04/03/2012	$1
Euro	HSBC Securities	Buy	1,458	1,450	04/03/2012	8
Euro	HSBC Securities	Sell	5,786	5,756	04/02/2012	(30)
Euro	UBS AG	Buy	10,065	10,040	04/02/2012	25
Japanese Yen	Goldman Sachs	Sell	1,659	1,656	04/02/2012	(3)
Japanese Yen	Morgan Stanley	Buy	845	850	04/03/2012	(5)
Japanese Yen	Standard Chartered Bank	Sell	1,662	1,675	04/04/2012	13
Norwegian Krone	Citibank	Buy	39	39	04/02/2012	–
Norwegian Krone	Deutsche Bank Securities	Buy	1,703	1,684	04/03/2012	19
Norwegian Krone	JP Morgan Securities	Buy	41	41	04/04/2012	–
Swedish Krona	Deutsche Bank Securities	Buy	1,702	1,688	04/02/2012	14
Swedish Krona	JP Morgan Securities	Sell	1,677	1,659	04/03/2012	(18)
						$24

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Argentina	$3,503	$3,503	$–	$–
Belgium	25,214	–	25,214	–
Brazil	77,619	77,619	–	–
Canada	14,898	14,898	–	–
Chile	10,341	10,341	–	–
China	35,864	–	35,864	–
Denmark	6,282	–	6,282	–
Finland	13,873	–	13,873	–
France	214,843	–	214,843	–
Germany	81,435	–	81,435	–
Hong Kong	80,899	–	80,899	–
India	23,472	–	23,472	–
Ireland	34,112	17,381	16,731	–
Israel	32,601	32,601	–	–
Italy	25,579	–	25,579	–
Japan	210,877	–	210,877	–
Malaysia	5,165	–	5,165	–
Netherlands	28,570	19,732	8,838	–
Norway	23,182	–	23,182	–
Russia	10,144	10,144	–	–
South Korea	33,395	–	33,395	–
Sweden	60,867	–	60,867	–
Switzerland	170,538	–	170,538	–
Taiwan	65,992	–	65,992	–
United Kingdom	303,653	22,659	280,994	–
United States	17,824	17,824	–	–
Total	1,610,742	226,702	1,384,040	–
Short-Term Investments	40,491	–	40,491	–
Total	$1,651,233	$226,702	$1,424,531	$–
Foreign Currency Contracts*	80	–	80	–
Total	$80	$–	$80	$–
Liabilities:
Foreign Currency Contracts*	56	–	56	–
Total	$56	$–	$56	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Diversification by Industry

as of March 31, 2012

Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	3.1%
Banks (Financials)	4.0
Capital Goods (Industrials)	12.9
Commercial & Professional Services (Industrials)	1.1
Consumer Durables & Apparel (Consumer Discretionary)	1.5
Consumer Services (Consumer Discretionary)	3.6
Diversified Financials (Financials)	2.8
Energy (Energy)	7.9
Food & Staples Retailing (Consumer Staples)	1.8
Food, Beverage & Tobacco (Consumer Staples)	8.7
Health Care Equipment & Services (Health Care)	2.1
Household & Personal Products (Consumer Staples)	1.7
Insurance (Financials)	5.6
Materials (Materials)	5.4
Media (Consumer Discretionary)	0.1
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	6.7
Real Estate (Financials)	5.8
Retailing (Consumer Discretionary)	2.6
Semiconductors & Semiconductor Equipment (Information Technology)	6.4
Software & Services (Information Technology)	1.7
Technology Hardware & Equipment (Information Technology)	1.4
Telecommunication Services (Services)	1.7
Transportation (Industrials)	3.4
Utilities (Utilities)	5.0
Short-Term Investments	2.4
Other Assets and Liabilities	0.6
Total	100.0%

5

Hartford MidCap HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.9%
	Automobiles & Components - 2.3%
434	Allison Transmission Holdings, Inc. ●	$10,358
474	Harley-Davidson, Inc.	23,276
		33,634
	Banks - 4.7%
136	Cullen/Frost Bankers, Inc.	7,903
260	East West Bancorp, Inc.	6,001
1,099	First Niagara Financial Group, Inc.	10,814
446	First Republic Bank ●	14,676
307	M&T Bank Corp.	26,660
50	Signature Bank ●	3,126
		69,180
	Capital Goods - 8.4%
262	AMETEK, Inc.	12,717
247	Carlisle Cos., Inc.	12,317
275	IDEX Corp.	11,591
296	Jacobs Engineering Group, Inc. ●	13,135
557	Lennox International, Inc.	22,460
222	MSC Industrial Direct Co., Inc.	18,510
456	PACCAR, Inc.	21,341
208	Pall Corp.	12,409
		124,480
	Commercial & Professional Services - 5.9%
199	Corrections Corp. of America ●	5,447
481	Equifax, Inc. ●	21,301
471	Manpower, Inc.	22,310
831	Robert Half International, Inc.	25,182
402	Waste Connections, Inc.	13,061
		87,301
	Consumer Durables & Apparel - 3.9%
577	Hasbro, Inc.	21,189
28	NVR, Inc. ●	20,442
361	Ryland Group, Inc.	6,959
112	Tempur-Pedic International, Inc. ●	9,462
		58,052
	Consumer Services - 0.6%
112	Weight Watchers International, Inc.	8,636

	Diversified Financials - 5.0%
202	Greenhill & Co., Inc.	8,812
869	Invesco Ltd.	23,171
170	LPL Investment Holdings, Inc. ●	6,433
1,067	SEI Investments Co.	22,070
218	T. Rowe Price Group, Inc.	14,231
		74,717
	Energy - 9.8%
430	Atwood Oceanics, Inc. ●	19,299
194	Cabot Oil & Gas Corp.	6,033
504	Cobalt International Energy ●	15,130
478	Consol Energy, Inc.	16,284
369	Denbury Resources, Inc. ●	6,734
371	ENSCO International plc	19,616
766	McDermott International, Inc. ●	9,816
547	Newfield Exploration Co. ●	18,970
141	Pioneer Natural Resources Co.	15,784
103	Range Resources Corp.	5,970
191	Southwestern Energy Co. ●	5,858
328	WPX Energy, Inc. ●	5,905
		145,399
	Food & Staples Retailing - 0.3%
62	PriceSmart, Inc.	4,528

	Food, Beverage & Tobacco - 1.3%
417	Molson Coors Brewing Co.	18,861

	Health Care Equipment & Services - 6.1%
403	AmerisourceBergen Corp.	16,001
331	Cardinal Health, Inc.	14,268
487	Coventry Health Care, Inc.	17,325
138	Gen-Probe, Inc. ●	9,150
700	Lincare Holdings, Inc.	18,120
177	Patterson Cos., Inc.	5,899
125	SXC Health Solutions Corp. ●	9,339
		90,102
	Insurance - 2.6%
46	Alleghany Corp. ●	15,109
534	Unum Group	13,076
284	W.R. Berkley Corp.	10,267
		38,452
	Materials - 3.1%
220	Carpenter Technology Corp.	11,474
115	FMC Corp.	12,147
115	Sherwin-Williams Co.	12,482
213	Silgan Holdings, Inc.	9,435
		45,538
	Media - 2.4%
256	AMC Networks, Inc. Class A ●	11,445
751	DreamWorks Animation SKG, Inc. ●	13,851
207	Liberty Global, Inc. ●	10,354
		35,650
	Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
540	Alkermes plc ●	10,025
838	Amylin Pharmaceuticals, Inc. ●	20,918
508	Incyte Corp. ●	9,811
440	Ironwood Pharmaceuticals, Inc. ●	5,858
354	Life Technologies Corp. ●	17,278
1,054	Mylan, Inc. ●	24,709
148	Regeneron Pharmaceuticals, Inc. ●	17,241
505	Seattle Genetics, Inc. ●	10,286
234	Waters Corp. ●	21,685
432	Watson Pharmaceuticals, Inc. ●	28,956
		166,767
	Real Estate - 1.5%
30	Alexandria Real Estate Equities, Inc.	2,210
313	American Tower Corp. REIT	19,743
		21,953
	Retailing - 3.4%
223	Advance Automotive Parts, Inc.	19,793
415	CarMax, Inc. ●	14,396
130	Joseph A. Bank Clothiers, Inc. ●	6,563
251	TripAdvisor, Inc. ●	8,955
		49,707
	Semiconductors & Semiconductor Equipment - 5.0%
109	Analog Devices, Inc.	4,411

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 97.9% - (continued)
	Semiconductors & Semiconductor Equipment - 5.0% - (continued)
654	Maxim Integrated Products, Inc.		$18,706
1,173	NVIDIA Corp. ●		18,056
932	Skyworks Solutions, Inc. ●		25,778
194	Xilinx, Inc.		7,085
			74,036
	Software & Services - 10.3%
79	ANSYS, Inc. ●		5,168
221	Citrix Systems, Inc. ●		17,404
134	Factset Research Systems, Inc.		13,287
246	Gartner, Inc. Class A ●		10,496
1,868	Genpact Ltd. ●		30,456
86	Micros Systems ●		4,774
664	Rovi Corp. ●		21,605
716	VeriSign, Inc.		27,446
1,243	Western Union Co.		21,873
			152,509
	Technology Hardware & Equipment - 4.1%
503	ADTRAN, Inc.		15,701
275	Amphenol Corp. Class A		16,407
406	National Instruments Corp.		11,586
492	Polycom, Inc. ●		9,374
259	Riverbed Technology, Inc. ●		7,283
			60,351
	Transportation - 3.5%
292	C.H. Robinson Worldwide, Inc.		19,127
342	Expeditors International of Washington, Inc.		15,929
317	J.B. Hunt Transport Services, Inc.		17,262
			52,318
	Utilities - 2.4%
184	Northeast Utilities		6,826
629	UGI Corp.		17,150
321	Wisconsin Energy Corp.		11,295
			35,271
	Total common stocks (cost $1,225,016)		$1,447,442

	Total long-term investments (cost $1,225,016)		$1,447,442

SHORT-TERM INVESTMENTS - 0.1%
Repurchase Agreements - 0.1%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $484,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$494)
$484	0.12%, 03/30/2012		$484
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $39, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $39)
39	0.15%, 03/30/2012		39
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $99, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $101)
99	0.10%, 03/30/2012		99
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $209, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $213)
209	0.10%, 03/30/2012		209
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $2, collateralized by U.S. Treasury Note 4.00%, 2015, value of $2)
2	0.05%, 03/30/2012		2
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $247,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $252)
247	0.15%, 03/30/2012		247
			1,080
	Total short-term investments (cost $1,080)		$1,080

	Total investments (cost $1,226,096) ▲	98.0%	$1,448,522
	Other assets and liabilities	2.0%	30,134
	Total net assets	100.0%	$1,478,656

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 2.0% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $1,248,583 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$257,420
Unrealized Depreciation	(57,481)
Net Unrealized Appreciation	$199,939

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,447,442	$1,447,442	$–	$–
Short-Term Investments	1,080	–	1,080	–
Total	$1,448,522	$1,447,442	$1,080	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.2%
	Banks - 7.9%
127	Bankunited, Inc.	$3,170
297	Beneficial Mutual Bancorp, Inc. ●	2,592
158	Comerica, Inc.	5,100
161	Fifth Third Bancorp	2,261
208	First Midwest Bancorp, Inc.	2,489
377	Huntington Bancshares, Inc.	2,434
53	M&T Bank Corp.	4,561
2,199	Popular, Inc. ●	4,508
1,125	Regions Financial Corp.	7,413
311	TCF Financial Corp.	3,694
		38,222
	Capital Goods - 11.7%
86	AGCO Corp. ●	4,074
261	Barnes Group, Inc.	6,871
77	Dover Corp.	4,840
82	Esterline Technologies Corp. ●	5,851
108	Hubbell, Inc. Class B	8,479
184	Pentair, Inc.	8,736
122	Teledyne Technologies, Inc. ●	7,711
145	URS Corp.	6,157
63	WESCO International, Inc. ●	4,115
		56,834
	Consumer Durables & Apparel - 5.6%
284	Lennar Corp.	7,725
201	Mattel, Inc.	6,769
2,229	Samsonite International S.A. ●	4,057
372	Toll Brothers, Inc. ●	8,929
		27,480
	Consumer Services - 0.3%
47	DeVry, Inc.	1,599

	Diversified Financials - 4.0%
179	E*Trade Financial Corp. ●	1,963
221	Invesco Ltd.	5,894
18	LPL Investment Holdings, Inc. ●	694
473	PHH Corp. ●	7,319
167	Solar Capital Ltd.	3,693
452	Solar Cayman Ltd. ⌂■●†	41
		19,604
	Energy - 6.9%
343	Cobalt International Energy ●	10,303
77	Consol Energy, Inc.	2,612
84	ENSCO International plc	4,451
95	Japan Petroleum Exploration Co., Ltd.	4,465
430	Lone Pine Resources, Inc. ●	2,796
100	Newfield Exploration Co. ●	3,465
98	Tidewater, Inc.	5,316
		33,408
	Food, Beverage & Tobacco - 4.9%
69	Bunge Ltd. Finance Corp.	4,702
89	Corn Products International, Inc.	5,154
174	Cosan Ltd.	2,588
360	Maple Leaf Foods, Inc. w/ Rights	4,285
162	Molson Coors Brewing Co.	7,331
		24,060
	Health Care Equipment & Services - 4.4%
75	AmerisourceBergen Corp.	2,984
488	Boston Scientific Corp. ●	2,916
297	Brookdale Senior Living, Inc. ●	5,566
146	CIGNA Corp.	7,210
301	Vanguard Health Systems, Inc. ●	2,970
		21,646
	Household & Personal Products - 0.9%
60	Energizer Holdings, Inc. ●	4,451

	Insurance - 8.3%
88	Everest Re Group Ltd.	8,169
152	Platinum Underwriters Holdings Ltd.	5,547
194	Principal Financial Group, Inc.	5,716
178	Reinsurance Group of America, Inc.	10,586
418	Unum Group	10,233
		40,251
	Materials - 10.9%
13	CF Industries Holdings, Inc.	2,429
86	FMC Corp.	9,062
80	Greif, Inc.	4,457
1,046	Incitec Pivot Ltd.	3,431
714	Louisiana-Pacific Corp. ●	6,680
257	Methanex Corp. ADR	8,318
218	Owens-Illinois, Inc. ●	5,076
157	Packaging Corp. of America	4,646
373	Rexam plc	2,557
156	Sealed Air Corp.	3,016
132	Sino Forest Corp. ⌂■●†	45
220	Sino Forest Corp. Class A ⌂●†	76
3,074	Yingde Gases	3,487
		53,280
	Media - 0.7%
134	Virgin Media, Inc.	3,355

	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
755	Almirall S.A.	6,574
283	Impax Laboratories, Inc. ●	6,946
110	UCB S.A.	4,755
		18,275
	Real Estate - 6.8%
162	American Assets Trust, Inc.	3,703
811	BR Properties S.A.	10,363
244	Forest City Enterprises, Inc. Class A ●	3,816
186	Hatteras Financial Corp.	5,190
95	Iguatemi Emp de Shopping	2,171
352	Weyerhaeuser Co.	7,709
		32,952
	Retailing - 4.7%
72	ANN, Inc. ●	2,074
5,788	Buck Holdings L.P. ⌂●†	14,659
108	Ross Stores, Inc.	6,257
		22,990
	Semiconductors & Semiconductor Equipment - 4.4%
209	Avago Technologies Ltd.	8,149
80	Linear Technology Corp.	2,689
350	Microsemi Corp. ●	7,504
195	Teradyne, Inc. ●	3,300
		21,642

1

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 99.2% - (continued)
	Software & Services - 1.0%
281	Booz Allen Hamilton Holding Corp.		$4,784

	Technology Hardware & Equipment - 3.8%
302	Arrow Electronics, Inc. ●		12,666
133	Flextronics International Ltd. ●		963
104	Harris Corp.		4,702
			18,331
	Transportation - 1.9%
402	Delta Air Lines, Inc. ●		3,983
448	Swift Transportation Co. ●		5,169
			9,152
	Utilities - 6.3%
111	Alliant Energy Corp.		4,821
576	N.V. Energy, Inc.		9,287
197	Northeast Utilities		7,324
195	UGI Corp.		5,316
112	Wisconsin Energy Corp.		3,926
			30,674
	Total common stocks (cost $409,628)		$482,990

	Total long-term investments (cost $409,628)		$482,990

	Total investments
	(cost $409,628) ▲	99.2%	$482,990
	Other assets and liabilities	0.8%	4,100
	Total net assets	100.0%	$487,090

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 13.4% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $417,935 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$94,672
Unrealized Depreciation	(29,617)
Net Unrealized Appreciation	$65,055

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $14,821, which represents 3.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.
■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $86, which rounds to zero percent of total net assets.

2

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	3,420
12/2009	132	Sino Forest Corp. - 144A	2,093
12/2009 - 06/2011	220	Sino Forest Corp. Class A	3,807
03/2007	452	Solar Cayman Ltd. - 144A	132

At March 31, 2012, the aggregate value of these securities was $14,821, which represents 3.0% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Barclay Investments	Sell	$11	$11	04/04/2012	$–
British Pound	Citibank	Sell	158	158	04/02/2012	–
British Pound	Citibank	Sell	9	9	04/04/2012	–
Canadian Dollar	Deutsche Bank Securities	Sell	14	14	04/03/2012	–
Canadian Dollar	JP Morgan Securities	Sell	260	260	04/02/2012	–
Euro	CS First Boston	Sell	211	211	04/02/2012	–
Euro	CS First Boston	Sell	37	37	04/04/2012	–
Hong Kong Dollar	JP Morgan Securities	Sell	24	24	04/03/2012	–
Japanese Yen	Standard Chartered Bank	Sell	14	14	04/04/2012	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$482,990	$438,843	$29,326	$14,821
Total	$482,990	$438,843	$29,326	$14,821
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012
Assets:
Common Stocks	$13,116	$9	$1,705	*	$—	$—	$(9)	$—	$—	$14,821
Total	$13,116	$9	$1,705		$—	$—	$(9)	$—	$—	$14,821

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $1,705.

4

Hartford Money Market HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 4.3%
Finance and Insurance - 4.3%
	Depository Credit - Banking - 2.4%
	Bank of Nova Scotia Houston
$11,750	0.25%, 05/02/2012	$11,750
12,250	0.28%, 04/05/2012	12,250
11,750	0.47%, 07/02/2012	11,750
	Toronto-Dominion Bank New York
15,600	0.54%, 02/04/2013 Δ	15,600
		51,350
	International Trade Financing (Foreign Banks) - 1.9%
	Royal Bank of Canada New York
41,000	1.10%, 06/18/2012 Δ	41,057

	Total certificates of deposit
	(cost $92,407)	$92,407

COMMERCIAL PAPER - 31.4%
Arts, Entertainment and Recreation - 2.7%
	Motion Picture and Video Industry - 2.7%
	Walt Disney Co.
$23,500	0.09%, 04/20/2012 ■	$23,499
23,500	0.10%, 05/08/2012 ■	23,498
11,750	0.11%, 05/24/2012 ■	11,748
		58,745
Beverage and Tobacco Product Manufacturing - 2.8%
	Beverage Manufacturing - 2.8%
	Coca Cola Co.
11,000	0.18%, 07/09/2012	10,994
11,000	0.22%, 08/14/2012	10,991
	General Electric Capital Corp.
16,500	0.24%, 07/02/2012	16,490
	PepsiCo, Inc.
22,000	0.11%, 04/23/2012 ■	21,999
		60,474
Chemical Manufacturing - 2.4%
	Basic Chemical Manufacturing - 2.4%
	E.I. DuPont De Nemours & Co.
21,750	0.14%, 04/17/2012 ■	21,748
30,750	0.16%, 05/10/2012 ■	30,745
		52,493
Computer and Electrical Products Manufacturing - 1.6%
	Computer and Peripheral Equipment Manufacturing - 1.6%
	Deere (John) Capital Corp.
28,250	0.13%, 04/26/2012 ■	28,248
5,500	0.15%, 05/03/2012 ■	5,499
		33,747
Finance and Insurance - 14.0%
	Commercial Banking - 5.2%
	Old Line Funding LLC
11,250	0.21%, 05/03/2012 ■	11,248
33,750	0.25%, 05/21/2012 - 06/22/2012 ■	33,733
	State Street Corp.
21,750	0.20%, 07/10/2012	21,738
5,500	0.22%, 06/12/2012	5,498
16,000	0.23%, 07/25/2012	15,988
	U.S. Bank
23,250	0.17%, 04/16/2012	23,248
		111,453
	Depository Credit - Banking - 2.0%
	Bank of Nova Scotia
5,500	0.17%, 06/05/2012	5,499
	Toronto-Dominion Holdings USA
16,000	0.13%, 04/27/2012	15,998
21,500	0.17%, 06/22/2012	21,492
		42,989
	Monetary Authorities - Central Banks - 2.0%
	World Bank
43,500	1.14%, 04/02/2012	43,502

	Nondepository Credit Banking - 3.5%
	Caterpillar Financial Services Corp.
21,500	0.12%, 04/18/2012	21,499
	General Electric Capital Corp.
9,250	0.19%, 05/18/2012	9,248
10,750	0.30%, 08/13/2012	10,738
	Toyota Motor Credit Corp.
11,000	0.20%, 05/22/2012	10,997
11,500	0.21%, 06/04/2012	11,495
11,000	0.29%, 06/18/2012	10,993
		74,970
	Securities and Commodity Contracts and Brokerage - 1.3%
	JP Morgan Chase & Co.
11,000	0.20%, 05/23/2012	10,997
17,000	0.25%, 07/23/2012	16,986
		27,983
Health Care and Social Assistance - 2.6%
	Pharmaceutical & Medicine Manufacturing - 2.6%
	Abbott Laboratories
25,000	0.11%, 05/01/2012 ■	24,998
14,750	0.13%, 06/05/2012 ■	14,746
15,500	0.14%, 06/19/2012 ■	15,495
		55,239
Machinery Manufacturing - 1.5%
	Agriculture, Construction, Mining and Machinery - 1.5%
	Caterpillar Financial Services Corp.
10,750	0.11%, 04/12/2012	10,750
	Caterpillar, Inc.
13,250	0.12%, 04/27/2012	13,249
9,250	0.14%, 04/26/2012	9,249
		33,248
Retail Trade - 2.5%
	Other General Merchandise Stores - 2.5%
	Wal-Mart Stores, Inc.
16,750	0.07%, 04/03/2012	16,750
22,250	0.11%, 04/18/2012	22,249
15,000	0.13%, 04/24/2012	14,998
		53,997

1

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 31.4% - (continued)
Soap, Cleaning Compound and Toilet Manufacturing - 1.3%
	Soap, Cleaning Compound and ToiletManufacturing - 1.3%
	Procter & Gamble Co.
$15,750	0.07%, 04/23/2012 ■	$15,749
11,250	0.07%, 05/01/2012	11,250
		26,999
	Total commercial paper
	(cost $675,839)	$675,839

CORPORATE NOTES - 5.4%
Beverage and Tobacco Product Manufacturing - 1.7%
	Beverage Manufacturing - 1.7%
	Coca Cola Co.
$29,800	0.55%, 05/15/2012 Δ	$29,803
	PepsiCo, Inc.
5,850	0.26%, 05/15/2012	5,885
		35,688
Finance and Insurance - 3.7%
	Insurance Carriers - 1.4%
	Met Life Global Funding I
12,000	0.71%, 07/06/2012 ■ Δ	12,000
18,450	1.08%, 04/10/2012 ■ Δ	18,452
		30,452
	Nondepository Credit Banking - 1.6%
	General Electric Capital Corp.
14,726	0.38%, 06/15/2012	14,898
	John Deere Capital Corp.
19,000	0.17%, 06/19/2012	19,112
		34,010
	Securities and Commodity Contracts and Brokerage - 0.7%
	JP Morgan Chase & Co.
15,750	0.59%, 04/19/2013 Δ	15,750

	Total corporate notes
	(cost $115,900)	$115,900

FOREIGN GOVERNMENT OBLIGATIONS - 5.4%
	Canada - 5.4%
	British Columbia (Province of)
$31,000	0.12%, 06/15/2012 - 07/05/2012	$30,991
	Ontario (Province of)
24,000	0.07%, 04/05/2012	24,000
17,250	0.08%, 04/24/2012	17,249
11,500	0.09%, 04/30/2012	11,499
	Quebec (Province of)
16,500	0.14%, 05/30/2012 ■	16,497
15,500	0.20%, 09/20/2012	15,485
		115,721
	Total foreign government obligations
	(cost $115,721)	$115,721

OTHER POOLS AND FUNDS - 0.0%
$—	JP Morgan U.S. Government Money Market Fund	$—
100	Wells Fargo Advantage Government Money Market Fund	100

	Total other pools and funds
	(cost $100)	$100

REPURCHASE AGREEMENTS - 22.4%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $81,169, collateralized by U.S. Treasury Note 2.63%, 2014, value of $82,792)
$81,169	0.05% dated 03/30/2012	$81,169
RBC Capital Markets LLC TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $259,407,
collateralized by U.S. Treasury Bond
2.13% - 3.88%, 2029 - 2041, U.S.
Treasury Note 0.63% - 1.88%, 2015 -
	2021, value of $264,594)
259,406	0.03% dated 03/30/2012	259,406
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $60,405, collateralized by U.S. Treasury Note 0.75% - 2.38%, 2013 - 2015, value of $61,614)
60,404	0.06% dated 03/30/2012	60,404
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $79,281, collateralized by U.S. Treasury Note 0.50%, 2014, value of $80,866)
79,281	0.05% dated 03/30/2012	79,281

	Total repurchase agreements
	(cost $480,260)	$480,260

U.S. GOVERNMENT AGENCIES - 9.4%
	Federal Home Loan Mortgage Corp. - 4.0%
$33,750	0.04%, 04/03/2012	$33,750
30,250	0.06%, 04/16/2012	30,249
21,796	0.11%, 05/29/2012	21,792
		85,791
	Federal National Mortgage Association - 5.4%
56,500	0.02%, 04/02/2012	56,500
31,000	0.10%, 05/09/2012	30,997
28,250	0.13%, 06/01/2012	28,244
		115,741
	Total U.S. government agencies
	(cost $201,532)	$201,532

2

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT SECURITIES - 21.7%
	Other Direct Federal Obligations - 4.5%
	Federal Home Loan Bank
$27,000	0.01%, 04/04/2012		$27,000
30,500	0.05%, 04/25/2012		30,499
39,000	0.15%, 08/30/2012		39,000
			96,499
	U.S. Treasury Bills - 5.6%
88,000	0.11%, 06/14/2012 - 07/19/2012		87,974
33,000	0.12%, 07/26/2012		32,988
			120,962
	U.S. Treasury Notes - 11.6%
50,050	0.12%, 07/31/2012		50,135
54,750	0.16%, 08/31/2012		54,800
108,750	0.18%, 08/15/2012 - 10/31/2012		109,795
33,000	0.21%, 05/31/2012		33,249
			247,979
	Total U.S. government securities
	(cost $465,440)		$465,440

	Total investments
	(cost $2,147,199) ▲	100.0%	$2,147,199
	Other assets and liabilities	—%	(178)
	Total net assets	100.0%	$2,147,021

3

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in U.S. dollar denominated securities of foreign issuers represents 11.0% of total net assets at March 31, 2012.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $329,902, which represents 15.4% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$92,407	$–	$92,407	$–
Commercial Paper	675,839	–	675,839	–
Corporate Notes	115,900	–	115,900	–
Foreign Government Obligations	115,721	–	115,721	–
Other Pools and Funds	100	100	–	–
Repurchase Agreements	480,260	–	480,260	–
U.S. Government Agencies	201,532	–	201,532	–
U.S. Government Securities	465,440	–	465,440	–
Total	$2,147,199	$100	$2,147,099	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.

4

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 16.7%
	Automobiles & Components - 0.1%
—	BorgWarner, Inc. ●	$21
9	Ford Motor Co. w/ Rights	109
1	Goodyear Tire & Rubber Co. ●	6
1	Harley-Davidson, Inc.	26
2	Johnson Controls, Inc.	51
		213
	Banks - 0.5%
2	BB&T Corp.	50
—	Comerica, Inc.	15
2	Fifth Third Bancorp	30
1	First Horizon National Corp.	6
1	Hudson City Bancorp, Inc.	9
2	Huntington Bancshares, Inc.	13
2	Keycorp	19
—	M&T Bank Corp.	25
1	People's United Financial, Inc.	11
1	PNC Financial Services Group, Inc.	78
3	Regions Financial Corp.	22
1	SunTrust Banks, Inc.	30
4	US Bancorp	139
12	Wells Fargo & Co.	414
—	Zion Bancorp	9
		870
	Capital Goods - 1.4%
2	3M Co.	143
2	Boeing Co.	128
1	Caterpillar, Inc.	159
—	Cooper Industries plc Class A	23
—	Cummins, Inc.	53
1	Danaher Corp.	74
1	Deere & Co.	75
—	Dover Corp.	27
1	Eaton Corp.	38
2	Emerson Electric Co.	88
1	Fastenal Co.	37
—	Flowserve Corp.	14
—	Fluor Corp.	23
1	General Dynamics Corp.	60
24	General Electric Co.	489
—	Goodrich Corp.	36
2	Honeywell International, Inc.	109
1	Illinois Tool Works, Inc.	64
1	Ingersoll-Rand plc	28
—	Jacobs Engineering Group, Inc. ●	13
—	Joy Global, Inc.	18
—	L-3 Communications Holdings, Inc.	16
1	Lockheed Martin Corp.	55
1	Masco Corp.	11
1	Northrop Grumman Corp.	36
1	PACCAR, Inc.	38
—	Pall Corp.	16
—	Parker-Hannifin Corp.	29
—	Precision Castparts Corp.	58
—	Quanta Services, Inc. ●	10
1	Raytheon Co.	41
—	Rockwell Automation, Inc.	26
—	Rockwell Collins, Inc.	20
—	Roper Industries, Inc.	22
—	Snap-On, Inc.	8
—	Stanley Black & Decker, Inc.	30
1	Textron, Inc.	18
1	Tyco International Ltd.	60
2	United Technologies Corp.	174
—	W.W. Grainger, Inc.	30
—	Xylem, Inc.	12
		2,409
	Commercial & Professional Services - 0.1%
—	Avery Dennison Corp.	8
—	Cintas Corp.	10
—	Dun & Bradstreet Corp.	9
—	Equifax, Inc. ●	12
—	Iron Mountain, Inc.	12
—	Pitney Bowes, Inc.	8
—	R.R. Donnelley & Sons Co.	5
1	Republic Services, Inc.	22
—	Robert Half International, Inc.	10
—	Stericycle, Inc. ●	16
1	Waste Management, Inc.	37
		149
	Consumer Durables & Apparel - 0.2%
1	Coach, Inc.	51
1	D.R. Horton, Inc.	10
—	Harman International Industries, Inc.	8
—	Hasbro, Inc.	10
—	Leggett & Platt, Inc.	7
—	Lennar Corp.	10
1	Mattel, Inc.	26
1	Newell Rubbermaid, Inc.	12
1	NIKE, Inc. Class B	92
1	Pulte Group, Inc. ●	7
—	Ralph Lauren Corp.	26
—	V.F. Corp.	29
—	Whirlpool Corp.	13
		301
	Consumer Services - 0.3%
—	Apollo Group, Inc. Class A ●	10
1	Carnival Corp.	33
—	Chipotle Mexican Grill, Inc. ●	30
—	Darden Restaurants, Inc.	15
—	DeVry, Inc.	5
1	H & R Block, Inc.	11
1	International Game Technology	12
1	Marriott International, Inc. Class A	23
2	McDonald's Corp.	230
2	Starbucks Corp.	97
—	Starwood Hotels & Resorts	25
—	Wyndham Worldwide Corp.	16
—	Wynn Resorts Ltd.	23
1	Yum! Brands, Inc.	75
		605
	Diversified Financials - 1.1%
2	American Express Co.	135
1	Ameriprise Financial, Inc.	29
25	Bank of America Corp.	236
3	Bank of New York Mellon Corp.	67
—	BlackRock, Inc.	47

1

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 16.7% - (continued)
	Diversified Financials - 1.1% - (continued)
1	Capital One Financial Corp.	$71
2	Charles Schwab Corp.	36
7	Citigroup, Inc.	246
—	CME Group, Inc.	44
1	Discover Financial Services, Inc.	41
1	E*Trade Financial Corp. ●	6
—	Federated Investors, Inc.	5
—	Franklin Resources, Inc.	41
1	Goldman Sachs Group, Inc.	142
—	IntercontinentalExchange, Inc. ●	23
1	Invesco Ltd.	27
9	JP Morgan Chase & Co.	404
—	Legg Mason, Inc.	8
—	Leucadia National Corp.	12
—	Moody's Corp.	19
4	Morgan Stanley	69
—	Nasdaq OMX Group, Inc. ●	8
1	Northern Trust Corp.	26
1	NYSE Euronext	18
1	SLM Corp.	19
1	State Street Corp.	51
1	T. Rowe Price Group, Inc.	38
		1,868
	Energy - 1.9%
1	Alpha Natural Resources, Inc. ●	8
1	Anadarko Petroleum Corp.	90
1	Apache Corp.	89
1	Baker Hughes, Inc.	42
—	Cabot Oil & Gas Corp.	15
1	Cameron International Corp. ●	30
2	Chesapeake Energy Corp.	35
5	Chevron Corp.	488
3	ConocoPhillips Holding Co.	224
1	Consol Energy, Inc.	18
1	Denbury Resources, Inc. ●	16
1	Devon Energy Corp.	66
—	Diamond Offshore Drilling, Inc.	11
2	El Paso Corp.	52
1	EOG Resources, Inc.	69
—	EQT Corp.	17
11	Exxon Mobil Corp.	941
1	FMC Technologies, Inc. ●	28
2	Halliburton Co.	70
—	Helmerich & Payne, Inc.	13
1	Hess Corp.	41
2	Marathon Oil Corp.	51
1	Marathon Petroleum Corp.	35
—	Murphy Oil Corp.	25
1	Nabors Industries Ltd. ●	12
1	National Oilwell Varco, Inc.	77
—	Newfield Exploration Co. ●	11
1	Noble Corp.	22
—	Noble Energy, Inc.	40
2	Occidental Petroleum Corp.	178
1	Peabody Energy Corp.	18
—	Pioneer Natural Resources Co.	32
—	QEP Resources, Inc.	12
—	Range Resources Corp.	21
—	Rowan Companies, Inc. ●	9
3	Schlumberger Ltd.	215
1	Southwestern Energy Co. ●	24
1	Spectra Energy Corp.	47
—	Sunoco, Inc.	9
—	Tesoro Corp. ●	9
1	Valero Energy Corp.	33
1	Williams Cos., Inc.	42
—	WPX Energy, Inc. ●	8
		3,293
	Food & Staples Retailing - 0.4%
1	Costco Wholesale Corp.	91
3	CVS Caremark Corp.	134
1	Kroger Co.	32
1	Safeway, Inc.	13
—	Supervalu, Inc.	3
1	Sysco Corp.	40
2	Walgreen Co.	67
4	Wal-Mart Stores, Inc.	246
—	Whole Foods Market, Inc.	31
		657
	Food, Beverage & Tobacco - 1.0%
5	Altria Group, Inc.	145
2	Archer Daniels Midland Co.	48
—	Beam, Inc.	21
—	Brown-Forman Corp.	19
—	Campbell Soup Co.	14
5	Coca-Cola Co.	386
1	Coca-Cola Enterprises, Inc.	20
1	ConAgra Foods, Inc.	25
—	Constellation Brands, Inc. Class A ●	9
—	Dean Foods Co. ●	5
—	Dr. Pepper Snapple Group	20
1	General Mills, Inc.	59
1	H.J. Heinz Co.	39
—	Hershey Co.	22
—	Hormel Foods Corp.	9
—	J.M. Smucker Co.	21
1	Kellogg Co.	30
4	Kraft Foods, Inc.	155
—	Lorillard, Inc.	39
—	McCormick & Co., Inc.	17
—	Mead Johnson Nutrition Co.	39
—	Molson Coors Brewing Co.	16
4	PepsiCo, Inc.	240
4	Philip Morris International, Inc.	351
1	Reynolds American, Inc.	32
1	Sara Lee Corp.	29
1	Tyson Foods, Inc. Class A	13
		1,823
	Health Care Equipment & Services - 0.7%
1	Aetna, Inc.	40
1	AmerisourceBergen Corp.	24
—	Bard (C.R.), Inc.	19
1	Baxter International, Inc.	77
—	Becton, Dickinson & Co.	38
3	Boston Scientific Corp. ●	20
1	Cardinal Health, Inc.	34

2

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 16.7% - (continued)
	Health Care Equipment & Services - 0.7% - (continued)
1	CareFusion Corp. ●	$13
—	Cerner Corp. ●	26
1	CIGNA Corp.	32
—	Coventry Health Care, Inc.	12
1	Covidien plc	61
—	DaVita, Inc. ●	19
—	Dentsply International, Inc.	13
—	Edwards Lifesciences Corp. ●	19
1	Express Scripts, Inc. ●	60
—	Humana, Inc.	35
—	Intuitive Surgical, Inc. ●	49
—	Laboratory Corp. of America Holdings ●	21
1	McKesson Corp.	50
1	Medco Health Solutions, Inc. ●	63
2	Medtronic, Inc.	94
—	Patterson Cos., Inc.	7
—	Quest Diagnostics, Inc.	22
1	St. Jude Medical, Inc.	33
1	Stryker Corp.	41
1	Tenet Healthcare Corp. ●	5
2	UnitedHealth Group, Inc.	142
—	Varian Medical Systems, Inc. ●	18
1	Wellpoint, Inc.	57
—	Zimmer Holdings, Inc.	26
		1,170
	Household & Personal Products - 0.4%
1	Avon Products, Inc.	19
—	Clorox Co.	21
1	Colgate-Palmolive Co.	108
1	Estee Lauder Co., Inc.	32
1	Kimberly-Clark Corp.	67
6	Procter & Gamble Co.	426
		673
	Insurance - 0.6%
1	ACE Ltd.	58
1	Aflac, Inc.	52
1	Allstate Corp.	38
1	American International Group, Inc. ●	39
1	Aon Corp.	37
—	Assurant, Inc.	8
4	Berkshire Hathaway, Inc. Class B ●	333
1	Chubb Corp.	44
—	Cincinnati Financial Corp.	13
1	Genworth Financial, Inc. ●	10
1	Lincoln National Corp.	18
1	Loews Corp.	29
1	Marsh & McLennan Cos., Inc.	41
3	MetLife, Inc.	95
1	Principal Financial Group, Inc.	21
1	Progressive Corp.	33
1	Prudential Financial, Inc.	72
—	Torchmark Corp.	12
1	Travelers Cos., Inc.	54
1	Unum Group	17
1	XL Group plc	16
		1,040
	Materials - 0.6%
—	Air Products & Chemicals, Inc.	44
—	Airgas, Inc.	14
2	Alcoa, Inc.	25
—	Allegheny Technologies, Inc.	10
—	Ball Corp.	15
—	Bemis Co., Inc.	8
—	CF Industries Holdings, Inc.	28
—	Cliff's Natural Resources, Inc.	23
3	Dow Chemical Co.	94
2	E.I. DuPont de Nemours & Co.	113
—	Eastman Chemical Co.	16
1	Ecolab, Inc.	41
—	FMC Corp.	17
2	Freeport-McMoRan Copper & Gold, Inc.	83
—	International Flavors & Fragrances, Inc.	11
1	International Paper Co.	35
—	MeadWestvaco Corp.	12
1	Monsanto Co.	98
1	Mosaic Co.	38
1	Newmont Mining Corp.	58
1	Nucor Corp.	31
—	Owens-Illinois, Inc. ●	9
—	PPG Industries, Inc.	34
1	Praxair, Inc.	79
—	Sealed Air Corp.	9
—	Sherwin-Williams Co.	22
—	Sigma-Aldrich Corp.	20
—	Titanium Metals Corp.	3
—	United States Steel Corp.	10
—	Vulcan Materials Co.	13
		1,013
	Media - 0.5%
—	Cablevision Systems Corp.	7
1	CBS Corp. Class B	51
6	Comcast Corp. Class A	186
2	DirecTV Class A ●	77
1	Discovery Communications, Inc. ●	30
1	Gannett Co., Inc.	8
1	Interpublic Group of Cos., Inc.	12
1	McGraw-Hill Cos., Inc.	31
5	News Corp. Class A	97
1	Omnicom Group, Inc.	32
—	Scripps Networks Interactive Class A	11
1	Time Warner Cable, Inc.	59
2	Time Warner, Inc.	84
1	Viacom, Inc. Class B	59
4	Walt Disney Co.	181
—	Washington Post Co. Class B	4
		929
	Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
4	Abbott Laboratories	222
1	Agilent Technologies, Inc.	36
1	Allergan, Inc.	67
2	Amgen, Inc.	124
1	Biogen Idec, Inc. ●	69
4	Bristol-Myers Squibb Co.	131
1	Celgene Corp. ●	78
2	Eli Lilly & Co.	95
1	Forest Laboratories, Inc. ●	21

3

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 16.7% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 1.2% - (continued)
2	Gilead Sciences, Inc. ●	$85
—	Hospira, Inc. ●	14
6	Johnson & Johnson	417
—	Life Technologies Corp. ●	20
7	Merck & Co., Inc.	269
1	Mylan, Inc. ●	23
—	PerkinElmer, Inc.	7
—	Perrigo Co.	22
17	Pfizer, Inc.	393
1	Thermo Fisher Scientific, Inc.	47
—	Waters Corp. ●	19
—	Watson Pharmaceuticals, Inc. ●	20
		2,179
	Real Estate - 0.3%
1	American Tower Corp. REIT	57
—	Apartment Investment & Management Co. Class A	7
—	Avalonbay Communities, Inc.	31
—	Boston Properties, Inc.	36
1	CBRE Group, Inc. ●	15
1	Equity Residential Properties Trust	43
1	HCP, Inc.	37
—	Health Care, Inc.	27
2	Host Hotels & Resorts, Inc.	27
1	Kimco Realty Corp.	18
—	Plum Creek Timber Co., Inc.	15
1	ProLogis, Inc.	38
—	Public Storage	45
1	Simon Property Group, Inc.	103
1	Ventas, Inc.	38
—	Vornado Realty Trust	36
1	Weyerhaeuser Co.	27
		600
	Retailing - 0.6%
—	Abercrombie & Fitch Co. Class A	10
1	Amazon.com, Inc. ●	170
—	AutoNation, Inc. ●	4
—	AutoZone, Inc. ●	23
1	Bed Bath & Beyond, Inc. ●	36
1	Best Buy Co., Inc.	15
—	Big Lots, Inc. ●	6
1	CarMax, Inc. ●	18
—	Dollar Tree, Inc. ●	26
—	Expedia, Inc.	7
—	Family Dollar Stores, Inc.	17
—	GameStop Corp. Class A	7
1	Gap, Inc.	20
—	Genuine Parts Co.	22
4	Home Depot, Inc.	178
—	J.C. Penney Co., Inc.	12
1	Kohl's Corp.	29
1	Limited Brands, Inc.	27
3	Lowe's Co., Inc.	90
1	Macy's, Inc.	38
—	Netflix, Inc. ●	15
—	Nordstrom, Inc.	20
—	O'Reilly Automotive, Inc. ●	27
—	Priceline.com, Inc. ●	83
1	Ross Stores, Inc.	31
—	Sears Holdings Corp. ●	6
2	Staples, Inc.	26
2	Target Corp.	90
—	Tiffany & Co.	20
2	TJX Cos., Inc.	69
—	TripAdvisor, Inc. ●	8
—	Urban Outfitters, Inc. ●	7
		1,157
	Semiconductors & Semiconductor Equipment - 0.4%
1	Advanced Micro Devices, Inc. ●	11
1	Altera Corp.	30
1	Analog Devices, Inc.	28
3	Applied Materials, Inc.	37
1	Broadcom Corp. Class A	44
—	First Solar, Inc. ●	3
11	Intel Corp.	323
—	KLA-Tencor Corp.	21
1	Linear Technology Corp.	18
1	LSI Corp. ●	11
—	Microchip Technology, Inc.	16
2	Micron Technology, Inc. ●	18
—	Novellus Systems, Inc. ●	8
1	NVIDIA Corp. ●	22
—	Teradyne, Inc. ●	7
3	Texas Instruments, Inc.	89
1	Xilinx, Inc.	22
		708
	Software & Services - 1.6%
1	Accenture plc	96
1	Adobe Systems, Inc. ●	39
—	Akamai Technologies, Inc. ●	15
1	Autodesk, Inc. ●	22
1	Automatic Data Processing, Inc.	62
—	BMC Software, Inc. ●	15
1	CA, Inc.	23
—	Citrix Systems, Inc. ●	34
1	Cognizant Technology Solutions Corp. ●	54
—	Computer Sciences Corp.	11
3	eBay, Inc. ●	97
1	Electronic Arts, Inc. ●	13
1	Fidelity National Information Services, Inc.	18
—	Fiserv, Inc. ●	22
1	Google, Inc. ●	375
3	IBM Corp.	556
1	Intuit, Inc.	41
—	Mastercard, Inc.	103
17	Microsoft Corp.	554
9	Oracle Corp.	263
1	Paychex, Inc.	23
—	Red Hat, Inc. ●	27
1	SAIC, Inc. ●	8
—	Salesforce.com, Inc. ●	48
2	Symantec Corp. ●	31
—	Teradata Corp. ●	26
—	Total System Services, Inc.	9
—	VeriSign, Inc.	14

4

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 16.7% - (continued)
	Software & Services - 1.6% - (continued)
1	Visa, Inc.	$135
1	Western Union Co.	25
3	Yahoo!, Inc. ●	43
		2,802
	Technology Hardware & Equipment - 1.4%
—	Amphenol Corp. Class A	23
2	Apple, Inc. ●	1,286
12	Cisco Systems, Inc.	262
4	Corning, Inc.	49
4	Dell, Inc. ●	58
5	EMC Corp. ●	141
—	F5 Networks, Inc. ●	25
—	FLIR Systems, Inc.	9
—	Harris Corp.	12
5	Hewlett-Packard Co.	108
—	Jabil Circuit, Inc.	11
1	JDS Uniphase Corp. ●	8
1	Juniper Networks, Inc. ●	28
—	Lexmark International, Inc. ADR	5
—	Molex, Inc.	9
1	Motorola Mobility Holdings, Inc. ●	24
1	Motorola Solutions, Inc.	34
1	NetApp, Inc. ●	37
4	Qualcomm, Inc.	265
1	SanDisk Corp. ●	28
1	TE Connectivity Ltd.	36
1	Western Digital Corp. ●	22
3	Xerox Corp.	25
		2,505
	Telecommunication Services - 0.5%
14	AT&T, Inc.	426
1	CenturyLink, Inc.	55
1	Crown Castle International Corp. ●	31
2	Frontier Communications Corp.	10
1	MetroPCS Communications, Inc. ●	6
7	Sprint Nextel Corp. ●	20
7	Verizon Communications, Inc.	249
1	Windstream Corp.	16
		813
	Transportation - 0.3%
—	C.H. Robinson Worldwide, Inc.	25
2	CSX Corp.	52
—	Expeditors International of Washington, Inc.	23
1	FedEx Corp.	66
1	Norfolk Southern Corp.	50
—	Ryder System, Inc.	6
2	Southwest Airlines Co.	15
1	Union Pacific Corp.	119
2	United Parcel Service, Inc. Class B	178
		534
	Utilities - 0.6%
1	AES (The) Corp. ●	19
—	AGL Resources, Inc.	11
1	Ameren Corp.	18
1	American Electric Power Co., Inc.	43
1	CenterPoint Energy, Inc.	19
1	CMS Energy Corp.	13
1	Consolidated Edison, Inc.	39
1	Dominion Resources, Inc.	67
—	DTE Energy Co.	21
3	Duke Energy Corp.	65
1	Edison International	32
—	Entergy Corp.	27
2	Exelon Corp.	77
1	FirstEnergy Corp.	44
—	Integrys Energy Group, Inc.	10
1	NextEra Energy, Inc.	58
1	NiSource, Inc.	16
—	Northeast Utilities	15
1	NRG Energy, Inc. ●	8
—	Oneok, Inc.	19
1	Pepco Holdings, Inc.	10
1	PG&E Corp.	41
—	Pinnacle West Capital Corp.	12
1	PPL Corp.	38
1	Progress Energy, Inc.	36
1	Public Service Enterprise Group, Inc.	36
—	SCANA Corp.	12
1	Sempra Energy	33
2	Southern Co.	90
—	TECO Energy, Inc.	9
1	Wisconsin Energy Corp.	19
1	Xcel Energy, Inc.	30
		987
	Total common stocks
	(cost $26,440)	$29,298

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools and Funds - 0.3%
9	Vanguard S&P 500 ETF	$607

	Total exchange traded funds
	(cost $607)	$607

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5%
	Finance and Insurance - 0.5%
	Banc of America Commercial Mortgage, Inc.
$25	5.41%, 09/10/2047	$28
15	5.73%, 05/10/2045 Δ	17
	Citibank Credit Card Issuance Trust
70	4.85%, 03/10/2017	78
	Citigroup/Deutsche Bank Commercial Mortgage Trust
35	5.23%, 07/15/2044 Δ	39
25	5.32%, 12/11/2049	27
25	5.62%, 10/15/2048	28
	Commercial Mortgage Pass-Through Certificates
20	5.31%, 12/10/2046	22
15	5.81%, 12/10/2049 Δ	17
	Credit Suisse Mortgage Capital Certificates
25	5.31%, 12/15/2039	28
30	5.47%, 09/15/2039	33

5

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.5% - (continued)
	Finance and Insurance - 0.5% - (continued)
	Goldman Sachs Mortgage Securities Corp. II
$35	4.75%, 07/10/2039	$38
15	5.40%, 08/10/2038	16
25	5.56%, 11/10/2039	28
	Goldman Sachs Mortgage Securities Corp. II Class A4
45	5.79%, 08/10/2045 Δ	50
	Greenwich Capital Commercial Funding Corp.
35	5.44%, 03/10/2039 Δ	39
	JP Morgan Chase Commercial Mortgage Securities Corp.
25	5.34%, 05/15/2047	27
20	5.42%, 01/15/2049	22
35	5.44%, 06/12/2047 Δ	39
20	5.48%, 12/12/2044 Δ	22
20	5.74%, 02/12/2049 Δ	23
25	5.82%, 06/15/2049 Δ	27
	LB-UBS Commercial Mortgage Trust
20	5.43%, 02/15/2040	22
20	5.87%, 09/15/2045	23
	LB-UBS Commerical Mortgage Trust
25	5.37%, 09/15/2039 Δ	28
	Merrill Lynch/Countrywide Commercial Mortgage Trust
25	5.17%, 12/12/2049 Δ	28
25	5.38%, 08/12/2048	27
	Morgan Stanley Capital I
25	5.69%, 04/15/2049 Δ	27
	Wachovia Bank Commercial Mortgage Trust
25	5.27%, 12/15/2044 Δ	28
25	5.31%, 11/15/2048	28
25	5.34%, 12/15/2043	27
25	5.42%, 01/15/2045 Δ	28
25	5.51%, 04/15/2047	27
25	5.74%, 06/15/2049 Δ	27
		968

	Total asset & commercial mortgage backed securities
	(cost $946)	$968

CORPORATE BONDS - 8.0%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$45	5.00%, 03/01/2020	$50

	Arts, Entertainment and Recreation - 0.4%
	CBS Corp.
25	7.88%, 07/30/2030	32
	Comcast Corp.
135	5.15%, 03/01/2020	155
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	32
40	5.00%, 03/01/2021	43
	Discovery Communications, Inc.
15	5.05%, 06/01/2020	17
	NBC Universal Media LLC
45	4.38%, 04/01/2021	48
	News America, Inc.
45	6.40%, 12/15/2035	51
	Time Warner Cable, Inc.
50	4.00%, 09/01/2021	51
65	6.75%, 07/01/2018	80
	Time Warner, Inc.
130	4.88%, 03/15/2020	144
	Viacom, Inc.
20	6.88%, 04/30/2036	25
	Walt Disney Co.
50	5.63%, 09/15/2016	59
		737
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
55	4.75%, 05/05/2021	59
25	9.70%, 11/10/2018	34
	Anheuser-Busch InBev Worldwide, Inc.
100	5.38%, 01/15/2020	118
	Coca-Cola Co.
30	3.15%, 11/15/2020	31
	Diageo Capital plc
30	5.50%, 09/30/2016	35
	Dr. Pepper Snapple Group
40	2.90%, 01/15/2016	42
	PepsiCo, Inc.
75	3.13%, 11/01/2020	77
	Philip Morris International, Inc.
40	4.50%, 03/26/2020	45
		441
	Chemical Manufacturing - 0.2%
	Dow Chemical Co.
90	8.55%, 05/15/2019	118
	E.I. DuPont de Nemours & Co.
55	3.63%, 01/15/2021	59
	Ecolab, Inc.
15	4.35%, 12/08/2021	16
	Potash Corp. of Saskatchewan, Inc.
35	6.50%, 05/15/2019	43
	PPG Industries, Inc.
20	3.60%, 11/15/2020	21
	Praxair, Inc.
25	5.38%, 11/01/2016	29
		286
	Computer and Electronic Product Manufacturing - 0.3%
	Cingular Wireless LLC
10	7.13%, 12/15/2031	13
	Cisco Systems, Inc.
75	4.45%, 01/15/2020	85
40	5.50%, 02/22/2016	47
	Dell, Inc.
20	5.88%, 06/15/2019	24
	Hewlett-Packard Co.
15	4.30%, 06/01/2021	15
50	5.50%, 03/01/2018	57
	Intel Corp.
30	3.30%, 10/01/2021	31

6

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.0% - (continued)
	Computer and Electronic Product Manufacturing - 0.3% - (continued)
	Lockheed Martin Corp.
$45	4.25%, 11/15/2019	$49
	Raytheon Co.
25	3.13%, 10/15/2020	25
	Texas Instruments, Inc.
25	2.38%, 05/16/2016	26
	Thermo Fisher Scientific, Inc.
65	2.25%, 08/15/2016	67
		439
	Couriers and Messengers - 0.0%
	United Parcel Service, Inc.
35	3.13%, 01/15/2021	37
45	3.88%, 04/01/2014	48
		85
	Electrical Equipment and Appliance Manufacturing - 0.1%
	Emerson Electric Co.
30	4.88%, 10/15/2019	34
	General Electric Co.
55	5.25%, 12/06/2017	64
	Koninklijke Philips Electronics N.V.
8	6.88%, 03/11/2038	10
		108
	Finance and Insurance - 3.1%
	Aetna, Inc.
20	3.95%, 09/01/2020	21
	Allstate Corp.
35	5.00%, 08/15/2014	38
17	5.95%, 04/01/2036	20
	American Express Co.
50	8.13%, 05/20/2019	65
	American Express Credit Corp.
75	2.75%, 09/15/2015	78
	American International Group, Inc.
65	6.40%, 12/15/2020	74
	Asian Development Bank
85	2.50%, 03/15/2016	90
	Bank of America Corp.
90	5.00%, 05/13/2021	90
195	5.65%, 05/01/2018	208
	Bank of New York Mellon Corp.
25	2.30%, 07/28/2016	26
20	3.55%, 09/23/2021	20
	Bank of Nova Scotia
35	4.38%, 01/13/2021	38
	Barclays Bank plc
100	5.20%, 07/10/2014	106
	BB&T Corp.
80	3.20%, 03/15/2016	84
	Berkshire Hathaway Finance Corp.
100	5.40%, 05/15/2018	118
	Blackrock, Inc.
25	5.00%, 12/10/2019	29
	Boston Properties L.P.
40	5.88%, 10/15/2019	46
	BP Capital Markets plc
70	2.25%, 11/01/2016	72
	Capital One Financial Corp.
50	6.15%, 09/01/2016	55
	Caterpillar Financial Services Corp.
45	6.13%, 02/17/2014	49
	Chubb Corp.
45	5.75%, 05/15/2018	54
	Cigna Corp.
10	5.38%, 02/15/2042	10
	Citigroup, Inc.
75	5.00%, 09/15/2014	78
160	5.38%, 08/09/2020	172
25	6.63%, 06/15/2032	25
	Deutsche Bank AG
40	3.25%, 01/11/2016	41
	European Bank for Reconstruction & Development
30	2.50%, 03/15/2016	31
	European Investment Bank
50	1.25%, 10/14/2016	50
70	2.88%, 09/15/2020	71
200	3.13%, 06/04/2014	210
	Fifth Third Bancorp
35	3.63%, 01/25/2016	37
	General Electric Capital Corp.
170	4.38%, 09/16/2020	179
90	5.30%, 02/11/2021	98
	Goldman Sachs Group, Inc.
200	5.38%, 03/15/2020	203
24	6.25%, 02/01/2041	24
	HCP, Inc.
25	6.70%, 01/30/2018	29
	Health Care REIT, Inc.
20	5.25%, 01/15/2022	21
	HSBC Finance Corp.
50	4.75%, 07/15/2013	52
40	5.00%, 06/30/2015	42
	HSBC Holdings plc
95	5.10%, 04/05/2021	103
	Inter-American Development Bank
75	2.25%, 07/15/2015	79
40	3.88%, 02/14/2020	46
	International Bank for Reconstruction & Development
150	1.13%, 08/25/2014	153
12	7.63%, 01/19/2023	17
	John Deere Capital Corp.
35	1.85%, 09/15/2016	35
35	2.80%, 09/18/2017	37
	JP Morgan Chase & Co.
100	4.95%, 03/25/2020	108
75	5.13%, 09/15/2014	80
30	6.00%, 01/15/2018	35
130	6.30%, 04/23/2019	150
	Keycorp
70	3.75%, 08/13/2015	74

7

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.0% - (continued)
	Finance and Insurance - 3.1% - (continued)
	Kreditanstalt fuer Wiederaufbau
$285	1.25%, 10/26/2015	$287
45	2.63%, 01/25/2022	45
16	4.00%, 01/27/2020	18
	Landwirtschaftliche Rentenbank
65	3.13%, 07/15/2015	69
	Lincoln National Corp.
25	8.75%, 07/01/2019	32
	Lloyds Banking Group plc
40	6.38%, 01/21/2021	43
	MetLife, Inc.
20	5.70%, 06/15/2035	23
50	7.72%, 02/15/2019	63
	Morgan Stanley
50	4.75%, 04/01/2014	51
100	5.45%, 01/09/2017	102
40	5.50%, 07/28/2021	39
	National Rural Utilities Cooperative Finance Corp.
30	5.45%, 04/10/2017	35
	Nomura Holdings, Inc.
50	4.13%, 01/19/2016	50
	Oesterreichische Kontrollbank AG
35	4.88%, 02/16/2016	39
	PNC Funding Corp.
35	5.13%, 02/08/2020	40
	Prudential Financial, Inc.
60	5.38%, 06/21/2020	67
	Rabobank Nederland
25	4.50%, 01/11/2021	26
	Royal Bank of Canada
35	2.30%, 07/20/2016	36
	Royal Bank of Scotland plc
75	3.95%, 09/21/2015	76
	Simon Property Group L.P.
50	5.65%, 02/01/2020	57
	SLM Corp.
60	6.25%, 01/25/2016	62
	Toyota Motor Credit Corp.
40	3.20%, 06/17/2015	42
20	3.40%, 09/15/2021	21
	Travelers Cos., Inc.
35	3.90%, 11/01/2020	38
	U.S. Bancorp
110	2.45%, 07/27/2015	114
	UnitedHealth Group, Inc.
35	6.88%, 02/15/2038	46
	Wellpoint, Inc.
25	5.25%, 01/15/2016	28
10	5.80%, 08/15/2040	12
	Wells Fargo & Co.
140	4.60%, 04/01/2021	150
	Westpac Banking Corp.
40	3.00%, 12/09/2015	42
		5,424
	Food Manufacturing - 0.1%
	Archer Daniels Midland Co.
18	5.94%, 10/01/2032	21
	General Mills, Inc.
20	5.65%, 02/15/2019	24
	Kellogg Co.
15	4.00%, 12/15/2020	16
	Kraft Foods, Inc.
105	5.38%, 02/10/2020	121
	Unilever Capital Corp.
20	5.90%, 11/15/2032	25
		207
	Food Services - 0.0%
	McDonald's Corp.
50	5.35%, 03/01/2018	60
	Yum! Brands, Inc.
7	6.88%, 11/15/2037	9
		69
	Health Care and Social Assistance - 0.5%
	Abbott Laboratories
50	5.13%, 04/01/2019	59
	Amgen, Inc.
20	3.88%, 11/15/2021	21
37	5.75%, 03/15/2040	40
	Aristotle Holding, Inc.
45	4.75%, 11/15/2021 ■	48
	AstraZeneca plc
30	5.90%, 09/15/2017	36
	Baxter International, Inc.
30	4.50%, 08/15/2019	34
	Boston Scientific Corp.
40	6.00%, 01/15/2020	46
	Bristol-Myers Squibb Co.
20	5.45%, 05/01/2018	24
	Covidien International
25	6.00%, 10/15/2017	30
	CVS Caremark Corp.
20	6.13%, 09/15/2039	23
	Eli Lilly & Co.
20	5.20%, 03/15/2017	23
	Gilead Sciences, Inc.
20	4.40%, 12/01/2021	21
	Glaxosmithkline Capital, Inc.
75	5.65%, 05/15/2018	91
	Johnson & Johnson
75	2.15%, 05/15/2016	78
	McKesson Corp.
10	4.75%, 03/01/2021	11
	Medtronic, Inc.
25	4.45%, 03/15/2020	28
	Merck & Co., Inc.
60	3.88%, 01/15/2021	66
	Novartis Securities Investment Ltd.
25	5.13%, 02/10/2019	29
	Pfizer, Inc.
110	6.20%, 03/15/2019	138
	Quest Diagnostics, Inc.
15	4.70%, 04/01/2021	16
	Sanofi-Aventis S.A.
20	4.00%, 03/29/2021	22

8

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.0% - (continued)
	Health Care and Social Assistance - 0.5% - (continued)
	Teva Pharmaceutical Finance B.V.
$20	3.65%, 11/10/2021	$20
		904
	Information - 0.6%
	America Movil SAB de C.V.
70	5.63%, 11/15/2017	81
	AT&T, Inc.
43	5.35%, 09/01/2040	46
120	5.80%, 02/15/2019	142
30	6.40%, 05/15/2038	36
	British Telecommunications plc
18	9.62%, 12/15/2030 Δ	26
	Cellco Partnership - Verizon Wireless Capital LLC
50	8.50%, 11/15/2018	69
	CenturyLink, Inc.
16	7.60%, 09/15/2039	15
	Deutsche Telekom International Finance B.V.
27	8.75%, 06/15/2030	37
	Embarq Corp.
40	7.08%, 06/01/2016	45
	France Telecom S.A.
40	5.38%, 07/08/2019	45
	Google, Inc.
65	2.13%, 05/19/2016	68
	Microsoft Corp.
60	1.63%, 09/25/2015	62
15	5.20%, 06/01/2039	18
	Oracle Corp.
20	5.38%, 07/15/2040	23
60	5.75%, 04/15/2018	73
	Telecom Italia Capital
30	7.00%, 06/04/2018	32
	Telefonica Emisiones SAU
60	5.46%, 02/16/2021	58
	Verizon Communications, Inc.
33	6.00%, 04/01/2041	39
100	6.35%, 04/01/2019	122
	Vodafone Group plc
60	5.45%, 06/10/2019	71
		1,108
	Machinery Manufacturing - 0.1%
	Baker Hughes, Inc.
16	5.13%, 09/15/2040	18
	Caterpillar, Inc.
60	3.90%, 05/27/2021	66
	Joy Global, Inc.
10	5.13%, 10/15/2021	11
	Xerox Corp.
20	6.35%, 05/15/2018	23
		118
	Mining - 0.2%
	Barrick Gold Corp.
70	6.95%, 04/01/2019	85
	BHP Billiton Finance USA Ltd.
15	4.13%, 02/24/2042	14
30	6.50%, 04/01/2019	37
	Newmont Mining Corp.
8	6.25%, 10/01/2039	9
	Rio Tinto Finance USA Ltd.
35	3.75%, 09/20/2021	36
40	6.50%, 07/15/2018	50
	Teck Resources Ltd.
40	4.50%, 01/15/2021	42
	Vale Overseas Ltd.
35	6.88%, 11/10/2039	41
		314
	Miscellaneous Manufacturing - 0.2%
	3M Co.
75	1.38%, 09/29/2016	76
	Boeing Co.
65	4.88%, 02/15/2020	77
	Honeywell International, Inc.
45	4.25%, 03/01/2021	51
	Northrop Grumman Corp.
20	5.05%, 08/01/2019	22
	Tyco International Finance S.A.
20	8.50%, 01/15/2019	26
	United Technologies Corp.
40	4.50%, 04/15/2020	45
25	6.13%, 02/01/2019	31
		328
	Motor Vehicle and Parts Manufacturing - 0.0%
	DaimlerChrysler NA Holdings Corp.
18	8.50%, 01/18/2031	26
	Johnson Controls, Inc.
40	5.00%, 03/30/2020	45
		71
	Paper Manufacturing - 0.1%
	International Paper Co.
35	7.50%, 08/15/2021	44
	Kimberly-Clark Corp.
40	6.13%, 08/01/2017	49
		93
	Petroleum and Coal Products Manufacturing - 0.6%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	46
	Apache Corp.
15	5.10%, 09/01/2040	16
	Atmos Energy Corp.
8	5.50%, 06/15/2041	9
	Canadian Natural Resources Ltd.
60	5.70%, 05/15/2017	71
	Cenovus Energy, Inc.
25	5.70%, 10/15/2019	30
	ConocoPhillips
53	6.50%, 02/01/2039	70
	Devon Financing Corp.
20	7.88%, 09/30/2031	28
	EnCana Corp.
25	6.50%, 02/01/2038	27
	Ensco plc
25	4.70%, 03/15/2021	27
	Hess Corp.
13	5.60%, 02/15/2041	14

9

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.0% - (continued)
	Petroleum and Coal Products Manufacturing - 0.6% - (continued)
	Kerr-McGee Corp.
$30	6.95%, 07/01/2024	$36
	Marathon Petroleum Corp.
15	5.13%, 03/01/2021	16
	Nabors Industries, Inc.
20	5.00%, 09/15/2020	22
	Nexen, Inc.
10	7.50%, 07/30/2039	12
	Noble Energy, Inc.
20	6.00%, 03/01/2041	22
	Occidental Petroleum Corp.
15	4.10%, 02/01/2021	17
	Pemex Project Funding Master Trust
50	5.75%, 03/01/2018	56
	Petrobras International Finance Co.
110	5.38%, 01/27/2021	119
	Petroleos Mexicanos
20	6.50%, 06/02/2041 ■	23
	Sempra Energy
35	6.50%, 06/01/2016	41
	Shell International Finance B.V.
70	4.30%, 09/22/2019	79
	Statoilhydro ASA
30	5.25%, 04/15/2019	35
	Suncor Energy, Inc.
25	6.50%, 06/15/2038	31
	Talisman Energy, Inc.
25	7.75%, 06/01/2019	31
	Total Capital International S.A.
45	1.50%, 02/17/2017	44
	Transocean, Inc.
45	6.50%, 11/15/2020	50
	TXU Electric Delivery Co.
30	7.00%, 09/01/2022	36
	Valero Energy Corp.
25	6.13%, 02/01/2020	29
	Weatherford International Ltd.
30	5.13%, 09/15/2020	32
	Williams Partners L.P.
45	5.25%, 03/15/2020	50
		1,119
	Pipeline Transportation - 0.1%
	Enterprise Products Operating LLC
65	5.20%, 09/01/2020	73
	Kinder Morgan Energy Partners L.P.
35	6.38%, 03/01/2041	38
	Oneok Partners L.P.
10	6.65%, 10/01/2036	11
	Plains All American Pipeline L.P.
10	6.65%, 01/15/2037	12
	TransCanada Pipelines Ltd.
50	3.80%, 10/01/2020	54
20	7.13%, 01/15/2019	25
		213
	Primary Metal Manufacturing - 0.1%
	Alcoa, Inc.
25	6.15%, 08/15/2020	27
	ArcelorMittal
60	5.50%, 03/01/2021	59
		86
	Professional, Scientific and Technical Services - 0.0%
	IBM Corp.
33	5.60%, 11/30/2039	40

	Public Administration - 0.0%
	Waste Management, Inc.
25	4.75%, 06/30/2020	28

	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
50	4.70%, 10/01/2019	56
	Canadian National Railway Co.
15	2.85%, 12/15/2021	15
	Canadian Pacific Railway Co.
8	7.13%, 10/15/2031	9
	CSX Corp.
25	3.70%, 10/30/2020	26
20	4.25%, 06/01/2021	21
	Norfolk Southern Corp.
25	4.84%, 10/01/2041 ■	26
	Union Pacific Corp.
14	6.63%, 02/01/2029	18
		171
	Real Estate, Rental and Leasing - 0.1%
	COX Communications, Inc.
60	5.45%, 12/15/2014	67
	ERP Operating L.P.
25	5.75%, 06/15/2017	28
		95
	Retail Trade - 0.3%
	Energy Transfer Partners
64	9.00%, 04/15/2019	79
	Federated Retail Holdings, Inc.
65	5.90%, 12/01/2016	75
	Home Depot, Inc.
70	4.40%, 04/01/2021	79
	Kroger (The) Co.
40	3.90%, 10/01/2015	43
20	6.80%, 12/15/2018	25
	Lowe's Co., Inc.
18	6.65%, 09/15/2037	23
	Target Corp.
75	3.88%, 07/15/2020	82
	Wal-Mart Stores, Inc.
115	3.25%, 10/25/2020	120
10	4.25%, 04/15/2021	11
18	5.63%, 04/15/2041	22
		559
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
75	4.70%, 02/15/2019	87

10

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.0% - (continued)
	Transportation Equipment Manufacturing - 0.0%
	General Dynamics Corp.
$15	3.88%, 07/15/2021	$16

	Utilities - 0.4%
	Consolidated Edison Co. of NY
40	6.65%, 04/01/2019	50
	Dominion Resources, Inc.
70	4.45%, 03/15/2021	77
	Duke Energy Corp.
35	5.30%, 02/15/2040	41
	Entergy Corp.
40	3.63%, 09/15/2015	41
	Exelon Generation Co. LLC
75	4.00%, 10/01/2020	77
	FirstEnergy Solutions Co.
55	6.05%, 08/15/2021	62
	Florida Power & Light Co.
25	5.69%, 03/01/2040	31
	Georgia Power Co.
25	4.75%, 09/01/2040	26
	Hydro Quebec
30	8.40%, 01/15/2022	42
	Kentucky Utilities
20	5.13%, 11/01/2040	23
	MidAmerican Energy Holdings Co.
40	6.13%, 04/01/2036	48
	Nevada Power Co.
10	6.75%, 07/01/2037	13
	Ohio Power Co.
35	5.38%, 10/01/2021	40
	Pacific Gas & Electric Co.
35	6.05%, 03/01/2034	42
	Progress Energy, Inc.
45	4.40%, 01/15/2021	49
	PSEG Power LLC
25	5.13%, 04/15/2020	27
	San Diego Gas & Electric Co.
12	4.50%, 08/15/2040	13
	South Carolina Electric & Gas
10	6.05%, 01/15/2038	12
	Southern California Edison Co.
25	4.50%, 09/01/2040	26
	Xcel Energy, Inc.
35	4.70%, 05/15/2020	39
		779
	Total corporate bonds
	(cost $13,744)	$13,975

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Brazil - 0.1%
	Brazil (Republic of)
$125	5.88%, 01/15/2019	$150
28	7.13%, 01/20/2037	38
		$188
	Canada - 0.3%
	British Columbia (Province of)
60	2.10%, 05/18/2016	63
	Canada (Government of)
35	0.88%, 02/14/2017	34
40	2.38%, 09/10/2014	42
	Manitoba (Province of)
75	2.63%, 07/15/2015	79
	Nova Scotia (Province of)
35	5.13%, 01/26/2017	41
	Ontario (Province of)
85	4.40%, 04/14/2020	97
	Quebec (Province of)
60	3.50%, 07/29/2020	65
		421
	Colombia - 0.1%
	Colombia (Republic of)
41	8.13%, 05/21/2024	58

	Italy - 0.0%
	Italy (Republic of)
25	5.38%, 06/15/2033	24

	Mexico - 0.1%
	United Mexican States
100	5.13%, 01/15/2020	115
30	6.05%, 01/11/2040	36
		151
	Panama - 0.0%
	Panama (Republic of)
30	6.70%, 01/26/2036	39

	Peru - 0.0%
	Peru (Republic of)
10	5.63%, 11/18/2050	11
30	7.13%, 03/30/2019	38
		49
	Poland - 0.0%
	Poland (Republic of)
40	5.00%, 03/23/2022	42

	Total foreign government obligations
	(cost $938)	$972

MUNICIPAL BONDS - 0.2%
	Airport Revenues - 0.0%
	Clark County, NV, Airport Rev,
$5	6.82%, 07/01/2045	$7
	New York and New Jersey PA,
15	4.93%, 10/01/2051	16
		23
	General Obligations - 0.1%
	California State GO,
40	7.60%, 11/01/2040	53
	California State GO, Taxable,
10	7.55%, 04/01/2039	13
	Connecticut State GO,
15	5.85%, 03/15/2032	18
	Illionis State, GO,
55	5.10%, 06/01/2033	52

11

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 0.2% - (continued)
	General Obligations - 0.1% - (continued)
	Mississippi State GO,
$25	5.25%, 11/01/2034	$29
	Texas State GO,
10	5.52%, 04/01/2039	12
		177
	Higher Education (Univ., Dorms, etc.) - 0.0%
	University of Texas,
25	4.79%, 08/15/2046	28

	Miscellaneous - 0.0%
	New Jersey Econ DA Lease Rev,
15	7.43%, 02/15/2029	19

	Transportation - 0.1%
	Bay Area Toll Auth, CA, Toll Bridge Rev,
15	6.26%, 04/01/2049	19
	Metropolitan Transportation Auth Rev,
20	5.87%, 11/15/2039	23
	New Jersey State Turnpike Auth, Taxable,
15	7.41%, 01/01/2040	21
		63
	Utilities - Water and Sewer - 0.0%
	New York City Municipal Water FA,
10	5.88%, 06/15/2044	13

	Total municipal bonds
	(cost $304)	$323

U.S. GOVERNMENT AGENCIES - 11.7%
	Federal Home Loan Mortgage Corporation - 3.6%
$200	1.63%, 04/15/2013	$203
320	2.50%, 01/07/2014	332
130	2.88%, 02/09/2015	138
140	3.00%, 03/01/2027 - 04/15/2027 ☼	145
269	3.50%, 04/01/2026 - 10/01/2041	280
220	3.75%, 03/27/2019	247
711	4.00%, 06/01/2024 - 11/01/2041	747
1,431	4.50%, 03/01/2015 - 05/01/2041 ☼	1,521
1,018	5.00%, 05/01/2023 - 08/01/2041 ☼	1,101
230	5.13%, 10/18/2016	270
718	5.50%, 01/01/2038 - 05/01/2038	781
427	6.00%, 06/01/2036 - 04/15/2041 ☼	471
10	6.25%, 07/15/2032	14
		6,250
	Federal National Mortgage Association - 5.7%
70	0.50%, 10/30/2012	70
70	1.00%, 09/23/2013	71
110	1.63%, 10/26/2015	114
330	2.63%, 11/20/2014	348
380	2.75%, 03/13/2014	398
180	3.00%, 03/01/2027	187
645	3.50%, 09/01/2025 - 02/01/2042	671
1,754	4.00%, 04/01/2025 - 01/01/2042	1,847
1,887	4.50%, 05/01/2025 - 05/01/2041 ☼	2,011
110	4.63%, 10/15/2013	117
1,608	5.00%, 02/01/2022 - 04/15/2040 ☼	1,740
1,304	5.50%, 05/01/2037 - 05/01/2040 ☼	1,423
25	5.63%, 07/15/2037	33
585	6.00%, 07/01/2037 ☼	646
223	6.50%, 06/01/2039	252
53	6.63%, 11/15/2030	75
		10,003
	Government National Mortgage Association - 2.4%
251	3.50%, 09/15/2025 - 03/15/2042	263
761	4.00%, 08/15/2026 - 12/20/2041 ☼	818
1,429	4.50%, 09/15/2039 - 07/20/2041 ☼	1,561
837	5.00%, 09/15/2039 - 12/20/2041	925
386	5.50%, 07/15/2038 - 07/15/2039	433
220	6.00%, 02/15/2036 - 08/20/2041	248
		4,248
	Total U.S. government agencies
	(cost $20,344)	$20,501

U.S. GOVERNMENT SECURITIES - 12.2%
Other Direct Federal Obligations - 0.5%
	Federal Farm Credit Bank - 0.0%
$20	3.88%, 10/07/2013	$21
40	4.88%, 01/17/2017	47
		68
	Federal Home Loan Bank - 0.4%
200	1.88%, 06/21/2013	204
100	4.50%, 09/16/2013	106
220	4.75%, 12/16/2016	257
90	5.00%, 11/17/2017	108
		675
	Tennessee Valley Authority - 0.1%
65	6.75%, 11/01/2025	90
		833
U.S. Treasury Securities - 11.7%
	U.S. Treasury Bonds - 2.3%
1,016	3.13%, 11/15/2041	975
305	3.75%, 08/15/2041	330
728	4.25%, 11/15/2040	857
1,345	5.38%, 02/15/2031	1,809
		3,971
	U.S. Treasury Notes - 9.4%
485	0.88%, 11/30/2016	483
5,080	1.00%, 07/15/2013 - 08/31/2016 ‡Ø	5,117
930	1.25%, 08/31/2015	950
200	1.38%, 02/15/2013	202
726	1.75%, 05/31/2016	753
1,728	1.88%, 09/30/2017	1,789
500	2.13%, 08/15/2021	500
6,165	2.38%, 08/31/2014 Ø	6,451
215	3.13%, 05/15/2021 Ø	234
		16,479
		20,450
	Total U.S. government securities
	(cost $21,210)	$21,283

12

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 10.4%
Equity Contracts - 10.4%
	S&P 500
97	Expiration: 06/06/2016, Exercise Price: $1,170.00	$17,521
33	Expiration: 09/26/2012, Exercise Price: $1,175.00	602
		18,123
	Total put options purchased
	(cost $26,784)	$18,123

	Total long-term investments
	(cost $111,317)	$106,050

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 43.2%
Investment Pools and Funds - 0.3%
	JP Morgan U.S. Government Money
545	Market Fund		$545

Repurchase Agreements - 42.9%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $12,681, collateralized by U.S. Treasury Note 2.63%, 2014, value of $12,935)
$12,681	0.05%, 03/30/2012		12,681
RBC Capital Markets LLC TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $40,528,
collateralized by U.S. Treasury Bond
2.13% - 3.88%, 2029 - 2041, U.S. Treasury
Note 0.63% - 1.88%, 2015 - 2021, value of
	$41,339)
40,528	0.03%, 03/30/2012		40,528
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $9,437, collateralized by U.S. Treasury Note 0.75% - 2.38%, 2013 - 2015, value of $9,626)
9,437	0.06%, 03/30/2012		9,437
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $12,387, collateralized by U.S. Treasury Note 0.50%, 2014, value of $12,634)
12,387	0.05%, 03/30/2012		12,387
			75,033
	Total short-term investments
	(cost $75,578)		$75,578

	Total investments
	(cost $186,895) ▲	103.8%	$181,628
	Other assets and liabilities	(3.8)%	(6,616)
	Total net assets	100.0%	$175,012

13

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 2.4% of total net assets at March 31, 2012.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $188,484 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,759
Unrealized Depreciation	(10,615)
Net Unrealized Depreciation	$(6,856)

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2012.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $97, which represents 0.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $1,701 at March 31, 2012.

Ø	This security, or a portion of this security, collateralized the written put options in the table below:

							Unrealized
	Option	Exercise	Expiration	Number of	Market	Premiums	Appreciation
Description	Type	Price/ Rate	Date	Contracts*	Value ╪	Received	(Depreciation)
S&P 500	Equity	$910.00	06/06/2016	97,255	$9,877	$13,218	$3,341

*	The number of contracts does not omit 000's.

In addition, securities valued at $9,473, held on behalf of the Fund at the custody bank, were received from the broker as collateral in connection with option contracts.

Futures Contracts Outstanding at March 31, 2012

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
S&P 500 E-Mini	1,456	Short	06/15/2012	$102,157	$98,720	$(3,437)

*	The number of contracts does not omit 000's.

Cash of $5,485 was pledged as initial margin deposit and collateral for open futures contracts at March 31, 2012.

DA	–	Development Authority
FA	–	Finance Authority
GO	–	General Obligations
PA	–	Port Authority

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

14

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$968	$–	$968	$–
Common Stocks ‡	29,298	29,298	–	–
Corporate Bonds	13,975	–	13,975	–
Exchange Traded Funds	607	607	–	–
Foreign Government Obligations	972	–	972	–
Municipal Bonds	323	–	323	–
Put Options Purchased	18,123	–	18,123	–
U.S. Government Agencies	20,501	–	20,501	–
U.S. Government Securities	21,283	–	21,283	–
Short-Term Investments	75,578	545	75,033	–
Total	$181,628	$30,450	$151,178	$–
Written Options *	3,341	–	3,341	–
Total	$3,341	$–	$3,341	$–
Liabilities:
Futures *	3,437	3,437	–	–
Total	$3,437	$3,437	$–	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in						Balance
	of	Realized	Unrealized				Transfers	Transfers	as of
	December	Gain	Appreciation	Net			Into	Out of	March
	31, 2011	(Loss)	(Depreciation)	Amortization	Purchases	Sales	Level 3 *	Level 3 *	31, 2012
Assets:
U.S. Government Agencies	$54	$—	$—	$—	$—	$—	$—	$(54)	$—
Total	$54	$—	$—	$—	$—	$—	$—	$(54)	$—

*   Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:

1) Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).

2) Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).

3) Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

15

   Hartford Portfolio Diversifier HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Distribution by Credit Quality
as of March 31, 2012
Percentage of
Credit Rating *	Net Assets
Aaa / AAA	1.1%
Aa / AA	1.0
A	3.7
Baa / BBB	3.4
Ba / BB	0.1
Unrated	0.0
U.S. Government Agencies and Securities	23.9
Non Debt Securities and Other Short-Term Instruments	70.6
Other Assets & Liabilities	(3.8)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

16

Hartford Small Company HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.7%
585	Dana Holding Corp.	$9,068
331	Tenneco Automotive, Inc. ●	12,298
60	Tesla Motors, Inc. ●	2,217
		23,583
	Banks - 2.0%
276	Boston Private Financial Holdings, Inc.	2,733
52	East West Bancorp, Inc.	1,203
129	First Midwest Bancorp, Inc.	1,545
200	Flushing Financial Corp.	2,687
78	Hudson Valley Holding Corp.	1,264
119	Nationstar Mortgage Holdings, Inc. ●	1,707
178	Ocwen Financial Corp. ●	2,787
193	Pinnacle Financial Partners, Inc. ●	3,543
48	Signature Bank ●	3,034
184	Umpqua Holdings Corp.	2,493
441	Western Alliance Bancorp ●	3,737
35	Wintrust Financial Corp.	1,238
		27,971
	Capital Goods - 10.0%
54	A.O. Smith Corp.	2,446
47	AAON, Inc.	943
42	Acuity Brands, Inc.	2,626
27	AGCO Corp. ●	1,279
220	Altra Holdings, Inc. ●	4,226
61	Applied Industrial Technologies, Inc.	2,497
43	AZZ, Inc.	2,213
71	Belden, Inc.	2,700
35	Carlisle Cos., Inc.	1,723
55	Ceradyne, Inc.	1,792
81	Chart Industries, Inc. ●	5,916
245	Colfax Corp. ●	8,646
99	Commercial Vehicles Group, Inc. ●	1,211
31	Crane Co.	1,482
484	DigitalGlobe, Inc. ●	6,462
54	EMCOR Group, Inc.	1,495
122	Esterline Technologies Corp. ●	8,685
48	Franklin Electric Co., Inc.	2,368
22	Gardner Denver Machinery, Inc.	1,355
119	GrafTech International Ltd. ●	1,418
85	John Bean Technologies Corp.	1,377
246	Kratos Defense & Security ●	1,312
41	Lennox International, Inc.	1,634
18	Lindsay Corp.	1,174
835	Meritor, Inc. ●	6,741
64	Michael Baker Corp. ●	1,529
27	Middleby Corp. ●	2,752
230	Moog, Inc. Class A ●	9,876
96	Nordson Corp.	5,260
192	Polypore International, Inc. ●	6,736
71	Sauer-Danfoss, Inc.	3,322
58	Sun Hydraulics Corp.	1,514
37	TAL International Group, Inc.	1,344
163	Teledyne Technologies, Inc. ●	10,282
47	Textainer Group Holdings Ltd.	1,590
240	Trex Co., Inc. ●	7,693
126	Trimas Corp. ●	2,829
195	United Rentals, Inc. ●	8,374
132	Wabash National Corp. ●	1,362
84	Westport Innovations, Inc. ●	3,450
		141,634
	Commercial & Professional Services - 2.5%
99	Advisory (The) Board Co. ●	8,803
230	Corrections Corp. of America ●	6,277
85	Deluxe Corp.	1,996
71	Exponent, Inc. ●	3,450
9	Geo Group, Inc. ●	178
128	On Assignment, Inc. ●	2,229
38	Portfolio Recovery Associate ●	2,750
522	Sykes Enterprises, Inc. ●	8,243
48	United Stationers, Inc.	1,500
		35,426
	Consumer Durables & Apparel - 5.5%
50	Arctic Cat, Inc. ●	2,141
199	Brunswick Corp.	5,130
64	Deckers Outdoor Corp. ●	4,008
54	G-III Apparel Group Ltd. ●	1,541
353	Hanesbrands, Inc. ●	10,428
254	Lennar Corp.	6,915
121	Liz Claiborne, Inc. ●	1,611
163	Meritage Homes Corp. ●	4,403
29	Polaris Industries, Inc.	2,066
933	Pulte Group, Inc. ●	8,259
120	Skechers USA, Inc. Class A ●	1,520
204	Steven Madden Ltd. ●	8,729
140	Tempur-Pedic International, Inc. ●	11,847
132	True Religion Apparel, Inc. ●	3,626
129	Vera Bradley, Inc. ●	3,898
31	Warnaco Group, Inc. ●	1,783
		77,905
	Consumer Services - 2.9%
151	American Public Education, Inc. ●	5,753
115	Brinker International, Inc.	3,174
75	Buffalo Wild Wings, Inc. ●	6,838
351	Cheesecake Factory, Inc. ●	10,308
42	Gaylord Entertainment Co. ●	1,284
101	Red Robin Gourmet Burgers, Inc. ●	3,752
192	Sotheby's Holdings	7,572
31	Steiner Leisure Ltd. ●	1,514
123	Whistler Blackcomb Holdings, Inc.	1,314
		41,509
	Diversified Financials - 1.6%
239	BGC Partners, Inc.	1,764
103	Compass Diversified Holdings	1,522
228	DFC Global Corp. ●	4,308
145	Fifth Street Finance Corp.	1,412
230	Gain Capital Holdings, Inc.	1,155
529	Knight Capital Group, Inc. ●	6,804
132	Manning & Napier, Inc. ●	1,938
201	Netspend Holdings, Inc. ●	1,562
265	Uranium Participation Corp. ●	1,511
		21,976
	Energy - 7.8%
2,328	Alberta Oilsands, Inc. ●	338
227	Atwood Oceanics, Inc. ●	10,196
109	Berry Petroleum Co.	5,115
297	Bonanza Creek Energy, Inc. ●	6,485
370	BPZ Resources, Inc. ●	1,493
168	C&J Energy Services, Inc. ●	2,989
256	Carrizo Oil & Gas, Inc. ●	7,225
14	Clayton Williams Energy, Inc. ●	1,080
128	CVR Energy, Inc. ●	3,428

1

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Energy – 7.8% - (continued)
83	Energy XXI Bermuda Ltd. ●	$3,007
304	Gulfmark Offshore, Inc. ●	13,992
65	Hornbeck Offshore Services, Inc. ●	2,733
1,161	ION Geophysical Corp. ●	7,486
262	Karoon Gas Australia Ltd. ●	1,770
3,035	Oilsands Quest, Inc. ⌂●†	435
62	Petroleum Development Corp. ●	2,297
121	Resolute Energy Corp. ●	1,377
857	Rex Energy Corp. ●	9,150
356	Rosetta Resources, Inc. ●	17,348
88	Stone Energy Corp. ●	2,505
54	Swift Energy Co. ●	1,576
121	Tidewater, Inc.	6,533
207	Vaalco Energy, Inc. ●	1,954
		110,512
	Food, Beverage & Tobacco - 0.6%
28	Boston Beer Co., Inc. Class A ●	3,013
94	Cosan S.A. Industria E Comercio	1,742
235	Darling International, Inc. ●	4,091
		8,846
	Health Care Equipment & Services - 7.9%
167	Abiomed, Inc. ●	3,711
45	AmSurg Corp. ●	1,262
135	AngioDynamics, Inc. ●	1,655
7	Atrion Corp.	1,482
104	Catalyst Health Solutions ●	6,626
54	Corvel Corp. ●	2,154
76	Cyberonics, Inc. ●	2,904
198	Dexcom, Inc. ●	2,066
46	Ensign Group, Inc.	1,241
161	Gen-Probe, Inc. ●	10,699
48	Greatbatch, Inc. ●	1,180
135	Health Net, Inc. ●	5,367
66	HealthSouth Corp. ●	1,359
137	Heartware International, Inc. ●	9,000
33	ICU Medical, Inc. ●	1,613
353	Insulet Corp. ●	6,747
82	LHC Group, Inc. ●	1,512
83	Masimo Corp. ●	1,944
18	MEDNAX, Inc. ●	1,368
348	Merge Healthcare, Inc. ●	2,036
130	Owens & Minor, Inc.	3,955
182	SXC Health Solutions Corp. ●	13,653
80	U.S. Physical Therapy, Inc.	1,839
12	Vocera Communications, Inc. ●	286
266	Volcano Corp. ●	7,534
203	Wellcare Health Plans, Inc. ●	14,576
42	Zoll Medical Corp. ●	3,850
		111,619
	Household & Personal Products - 1.3%
336	Elizabeth Arden, Inc. ●	11,756
112	Nu Skin Enterprises, Inc. Class A	6,489
		18,245
	Insurance - 0.4%
98	Amerisafe, Inc. ●	2,412
42	Platinum Underwriters Holdings Ltd.	1,529
62	Protective Life Corp.	1,831
		5,772
	Materials - 2.6%
40	Allied Nevada Gold Corp. ●	1,291
24	AptarGroup, Inc.	1,303
1,784	Aurcana Corp. ●	1,574
71	Kraton Performance Polymers ●	1,881
405	Methanex Corp. ADR	13,137
33	Molycorp, Inc. ●	1,120
143	New Gold, Inc. ●	1,411
117	Olin Corp.	2,540
1,027	Romarco Minerals, Inc. ●	1,019
162	Silgan Holdings, Inc.	7,144
38	TPC Group, Inc. ●	1,698
37	Universal Stainless & Alloy Products ●	1,564
104	Winpak Ltd.	1,491
		37,173
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
32	3SBio, Inc. ADR ●	477
97	Algeta ASA ●	2,458
217	Alkermes plc ●	4,034
161	Amylin Pharmaceuticals, Inc. ●	4,019
324	Ardea Biosciences, Inc. ●	7,060
600	Arena Pharmaceuticals, Inc. ●	1,843
144	Aveo Pharmaceuticals, Inc. ●	1,789
182	Bruker Corp. ●	2,782
267	Cadence Pharmaceuticals, Inc. ●	986
86	Cubist Pharmaceuticals, Inc. ●	3,714
1,039	Exelixis, Inc. ●	5,384
526	Immunogen, Inc. ●	7,565
562	Incyte Corp. ●	10,839
604	Ironwood Pharmaceuticals, Inc. ●	8,043
287	Medicines Co. ●	5,758
68	Momenta Pharmaceuticals, Inc. ●	1,042
129	Neurocrine Biosciences, Inc. ●	1,026
844	NPS Pharmaceuticals, Inc. ●	5,774
272	Onyx Pharmaceuticals, Inc. ●	10,237
145	Optimer Pharmaceuticals, Inc. ●	2,017
371	PAREXEL International Corp. ●	10,001
411	Rigel Pharmaceuticals, Inc. ●	3,305
283	Salix Pharmaceuticals Ltd. ●	14,845
535	Seattle Genetics, Inc. ●	10,913
145	Trius Therapeutics, Inc. ●‡	776
		126,687
	Real Estate - 2.4%
184	Anworth Mortgage Asset Corp.	1,211
82	Capstead Mortgage Corp.	1,080
86	Colonial Properties Trust	1,866
460	Coresite Realty Corp.	10,840
87	Glimcher Realty Trust	891
39	Hatteras Financial Corp.	1,083
142	Medical Properties Trust, Inc.	1,316
377	MFA Mortgage Investments, Inc.	2,813
234	Pebblebrook Hotel Trust	5,278
827	Strategic Hotels & Resorts, Inc. ●	5,442
185	Summit Hotel Properties, Inc.	1,405
96	Whitestone REIT	1,254
		34,479
	Retailing - 9.1%
5,016	Allstar Co. ⌂†	5,197
93	Ascena Retail Group, Inc. ●	4,135
60	Cato Corp.	1,645
81	Children's Place Retail Stores, Inc. ●	4,192
67	Core-Mark Holding Co., Inc.	2,744
1,149	Debenhams plc	1,485
283	DSW, Inc.	15,487

2

Hartford Small Company HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Retailing - 9.1% - (continued)
444	Express, Inc. ●	$11,098
458	GNC Holdings, Inc.	15,987
37	Group 1 Automotive, Inc.	2,086
45	Guess?, Inc.	1,419
68	Hibbett Sports, Inc. ●	3,710
125	Hot Topic, Inc.	1,268
52	Mattress Firm Holding Corp. ●	1,977
112	PetMed Express, Inc.	1,388
272	Rent-A-Center, Inc.	10,283
431	rue21, Inc. ●	12,636
382	Shutterfly, Inc. ●	11,982
65	Teavana Holdings, Inc. ●	1,278
238	TripAdvisor, Inc. ●	8,499
237	Urban Outfitters, Inc. ●	6,901
62	Vitamin Shoppe, Inc. ●	2,756
		128,153
	Semiconductors & Semiconductor Equipment - 3.3%
75	Cymer, Inc. ●	3,740
468	Cypress Semiconductor Corp.	7,321
299	GT Advanced Technologies, Inc. ●	2,472
248	Integrated Device Technology, Inc. ●	1,774
1,108	Lattice Semiconductor Corp. ●	7,124
76	Microsemi Corp. ●	1,629
431	Mindspeed Technologies, Inc. ●	2,749
147	Nanometrics, Inc. ●	2,723
137	ON Semiconductor Corp. ●	1,236
210	PMC - Sierra, Inc. ●	1,515
264	Skyworks Solutions, Inc. ●	7,302
221	Ultratech Stepper, Inc. ●	6,415
		46,000
	Software & Services - 16.1%
110	Ancestry.com, Inc. ●	2,496
27	Bazaarvoice, Inc. ●	543
208	Bottomline Technologies, Inc. ●	5,825
294	Broadsoft, Inc. ●	11,249
1,618	Cadence Design Systems, Inc. ●	19,159
34	Commvault Systems, Inc. ●	1,705
223	Concur Technologies, Inc. ●	12,773
144	Constant Contact, Inc. ●	4,289
196	DealerTrack Holdings, Inc. ●	5,936
153	Dice Holdings, Inc. ●	1,428
199	Earthlink, Inc.	1,590
3	ExactTarget, Inc. ●	86
55	Fortinet, Inc. ●	1,526
193	Higher One Holdings, Inc. ●	2,890
215	IAC/Interactive Corp.	10,572
96	Imperva, Inc. ●	3,765
157	j2 Global, Inc.	4,509
159	JDA Software Group, Inc. ●	4,373
221	Jive Software, Inc. ●	5,990
86	Keynote Systems, Inc.	1,695
211	Kit Digital, Inc. ●	1,521
716	LivePerson, Inc. ●	12,002
15	Mercadolibre, Inc.	1,502
87	MicroStrategy, Inc. ●	12,152
4	Millennial Media, Inc. ●☼	96
60	Nuance Communications, Inc. ●	1,530
70	Opnet Technologies, Inc.	2,031
428	Parametric Technology Corp. ●	11,962
118	Pegasystems, Inc.	4,487
109	QLIK Technologies, Inc. ●	3,484
166	Quest Software, Inc. ●	3,851
1,366	Sapient Corp.	17,006
108	Solarwinds, Inc. ●	4,159
121	Solera Holdings, Inc.	5,574
49	Sourcefire, Inc. ●	2,337
136	Syntel, Inc.	7,636
89	Tibco Software, Inc. ●	2,706
35	Vantiv, Inc. ●	689
299	VeriFone Systems, Inc. ●	15,490
212	Wright Express Corp. ●	13,738
161	XO Group, Inc. ●	1,515
		227,867
	Technology Hardware & Equipment - 6.9%
137	Acme Packet, Inc. ●	3,763
99	ADTRAN, Inc.	3,073
116	Arris Group, Inc. ●	1,315
446	Aruba Networks, Inc. ●	9,939
313	Ciena Corp. ●	5,070
211	Coherent, Inc. ●	12,281
132	Emulex Corp. ●	1,365
435	Fabrinet ●	7,696
523	Finisar Corp. ●	10,538
55	Interdigital, Inc.	1,915
27	Ixia ●	343
437	Jabil Circuit, Inc.	10,966
334	Mitel Networks Corp. ●	1,435
42	Netgear, Inc. ●	1,589
141	Oplink Communications, Inc. ●	2,418
48	Park Electrochemical Corp.	1,436
79	Plantronics, Inc.	3,164
61	Polycom, Inc. ●	1,160
268	Riverbed Technology, Inc. ●	7,529
129	Ubiquiti Networks, Inc. ●	4,093
186	Universal Display Corp. ●	6,794
		97,882
	Telecommunication Services - 0.7%
26	AboveNet, Inc. ●	2,162
93	Cogent Communication Group, Inc. ●	1,771
127	Leap Wireless International, Inc. ●	1,109
541	MetroPCS Communications, Inc. ●	4,875
		9,917
	Transportation - 3.6%
284	Avis Budget Group, Inc. ●	4,021
156	Landstar System, Inc.	9,023
331	Localiza Rent a Car S.A.	6,093
55	Marten Transport Ltd.	1,209
207	Old Dominion Freight Line, Inc. ●	9,845
587	Spirit Airlines, Inc. ●	11,776
704	US Airways Group, Inc. ●	5,345
151	Werner Enterprises, Inc.	3,755
		51,067
	Utilities - 0.4%
51	Portland General Electric Co.	1,264
100	UniSource Energy Corp.	3,647

3

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Utilities - 0.4% - (continued)
45	Westar Energy, Inc.	$1,259
		6,170
	Total common stocks
	(cost $1,215,862)	$1,390,393

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
18	Callaway Golf Co., 7.50% ۞	$1,854

	Total preferred stocks
	(cost $2,017)	$1,854

EXCHANGE TRADED FUNDS - 1.3%
	Other Investment Pools and Funds - 1.3%
202	iShares Russell 2000 Growth Index Fund	$19,266

	Total exchange traded funds
	(cost $19,339)	$19,266

	Total long-term investments (cost $1,237,218)	$1,411,513

SHORT-TERM INVESTMENTS - 1.0%
Repurchase Agreements - 1.0%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $6,092,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$6,214)
$6,092	0.12%, 03/30/2012	$6,092
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $484, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $494)
484	0.15%, 03/30/2012	484
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $1,249, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $1,274)
1,249	0.10%, 03/30/2012	1,249
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $2,625, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $2,678)
2,625	0.10%, 03/30/2012	2,625
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $21, collateralized by U.S. Treasury Note 4.00%, 2015, value of $22)
21	0.05%, 03/30/2012	21
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $3,110,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $3,172)

3,110	0.15%, 03/30/2012		$3,110
			13,581
	Total short-term investments
	(cost $13,581)		$13,581

	Total investments
	(cost $1,250,799) ▲	100.6%	$1,425,094
	Other assets and liabilities	(0.6)%	(8,937)
	Total net assets	100.0%	$1,416,157

4

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 3.1% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $1,264,022 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$222,232
Unrealized Depreciation	(61,160)
Net Unrealized Appreciation	$161,072

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $5,632, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	5,107
10/2010 - 05/2011	3,035	Oilsands Quest, Inc.	1,362

At March 31, 2012, the aggregate value of these securities was $5,632, which represents 0.4% of total net assets.

۞	Convertible security.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $53 at March 31, 2012.

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Norwegian Krone	JP Morgan Securities	Buy	$26	$26	04/04/2012	$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,390,393	$1,379,048	$5,713	$5,632
Exchange Traded Funds	19,266	19,266	–	–
Preferred Stocks	1,854	–	1,854	–
Short-Term Investments	13,581	–	13,581	–
Total	$1,425,094	$1,398,314	$21,148	$5,632
Foreign Currency Contracts *	–	–	–	–
Total	$–	$–	$–	$–

♦	For the three-month period ended March 31, 2012, investments valued at $1,432 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012
Assets:
Common Stocks	$5,630	$—	$2	*	$—	$—	$—	$—	$—	$5,632
Total	$5,630	$—	$2		$—	$—	$—	$—	$—	$5,632

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $2.

6

Hartford Stock HLS Fund

Schedule of Investments

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.2%
	Automobiles & Components - 2.3%
1,481	Ford Motor Co. w/ Rights	$18,494
547	Harley-Davidson, Inc.	26,847
		45,341
	Banks - 6.8%
565	BB&T Corp.	17,745
3,216	Mitsubishi UFJ Financial Group, Inc.	16,137
250	PNC Financial Services Group, Inc.	16,129
944	US Bancorp	29,893
1,591	Wells Fargo & Co.	54,327
		134,231
	Capital Goods - 6.7%
338	3M Co.	30,144
278	Boeing Co.	20,705
465	Ingersoll-Rand plc	19,219
696	PACCAR, Inc.	32,575
225	Rockwell Collins, Inc.	12,939
216	Stanley Black & Decker, Inc.	16,616
		132,198
	Consumer Services - 0.5%
325	DeVry, Inc.	11,014

	Diversified Financials - 8.1%
80	BlackRock, Inc.	16,474
678	Citigroup, Inc.	24,777
149	Goldman Sachs Group, Inc.	18,569
1,020	Invesco Ltd.	27,198
1,302	JP Morgan Chase & Co.	59,875
213	T. Rowe Price Group, Inc.	13,900
		160,793
	Energy - 11.4%
326	Anadarko Petroleum Corp.	25,515
215	BP plc ADR	9,693
92	Chevron Corp.	9,834
1,014	Exxon Mobil Corp.	87,918
258	Occidental Petroleum Corp.	24,579
315	Petroleo Brasileiro S.A. ADR	8,372
1,292	Petroleum Geo-Services ●	18,925
954	Statoilhydro ASA ADR	25,868
340	Suncor Energy, Inc.	11,105
212	Ultra Petroleum Corp. ●	4,791
		226,600
	Food & Staples Retailing - 1.5%
506	CVS Caremark Corp.	22,673
268	Sysco Corp.	8,000
		30,673
	Food, Beverage & Tobacco - 5.8%
642	General Mills, Inc.	25,327
642	Kraft Foods, Inc.	24,418
693	PepsiCo, Inc.	45,947
561	Unilever N.V. NY Shares ADR	19,080
		114,772
	Health Care Equipment & Services - 2.9%
147	Edwards Lifesciences Corp. ●	10,655
658	Medtronic, Inc.	25,791
377	UnitedHealth Group, Inc.	22,197
		58,643
	Household & Personal Products - 1.1%
315	Procter & Gamble Co.	21,158

	Insurance - 1.0%
227	Marsh & McLennan Cos., Inc.	7,450
498	Unum Group	12,179
		19,629
	Materials - 2.1%
300	Dow Chemical Co.	10,395
159	Monsanto Co.	12,666
153	Newmont Mining Corp.	7,860
273	Nucor Corp.	11,717
		42,638
	Media - 2.8%
931	Comcast Corp. Class A	27,945
627	Walt Disney Co.	27,459
		55,404
	Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
438	Agilent Technologies, Inc.	19,495
410	Amgen, Inc.	27,876
395	Celgene Corp. ●	30,621
967	Daiichi Sankyo Co., Ltd.	17,679
1,095	Merck & Co., Inc.	42,063
1,704	Pfizer, Inc.	38,606
66	Roche Holding AG	11,562
780	Shionogi & Co., Ltd.	10,831
359	UCB S.A.	15,498
		214,231
	Real Estate - 0.4%
341	Weyerhaeuser Co.	7,475

	Retailing - 6.1%
9,440	Allstar Co. ⌂†	9,781
67	Amazon.com, Inc. ●	13,588
10,986	Buck Holdings L.P. ⌂●†	27,822
230	Kohl's Corp.	11,502
1,392	Lowe's Co., Inc.	43,693
250	Nordstrom, Inc.	13,952
		120,338
	Semiconductors & Semiconductor Equipment - 2.6%
744	Maxim Integrated Products, Inc.	21,260
352	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,371
316	Texas Instruments, Inc.	10,627
370	Xilinx, Inc.	13,479
		50,737
	Software & Services - 9.1%
258	Accenture plc	16,622
352	Automatic Data Processing, Inc.	19,427
605	eBay, Inc. ●	22,333
94	Google, Inc. ●	60,536
859	Microsoft Corp.	27,709
1,932	Western Union Co.	34,004
		180,631
	Technology Hardware & Equipment - 11.9%
145	Apple, Inc. ●	86,683
2,366	Cisco Systems, Inc.	50,041
849	EMC Corp. ●	25,362

1

Hartford Stock HLS Fund

Schedule of Investments  — (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.2% - (continued)
	Technology Hardware & Equipment - 11.9% - (continued)
994	Hewlett-Packard Co.		$23,675
185	NetApp, Inc. ●		8,274
609	Qualcomm, Inc.		41,438
			235,473
	Telecommunication Services - 0.6%
405	Vodafone Group plc ADR		11,212

	Transportation - 2.3%
189	FedEx Corp.		17,399
157	Kansas City Southern ●		11,277
215	United Parcel Service, Inc. Class B		17,346
			46,022
	Utilities - 1.4%
445	NextEra Energy, Inc.		27,150

	Total common stocks
	(cost $1,596,518)		$1,946,363

	Total long-term investments (cost $1,596,518)		$1,946,363

SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $13,989,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$14,269)
$13,989	0.12%, 03/30/2012		$13,989
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $1,112, collateralized by
FHLMC 4.00% - 5.00%, 2024 - 2041,
FNMA 3.50% - 5.50%, 2037 - 2042, value
	of $1,134)
1,112	0.15%, 03/30/2012		1,112
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $2,868, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $2,925)
2,868	0.10%, 03/30/2012		2,868
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $6,029, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% -
	4.50%, 2025 - 2042, value of $6,149)
6,029	0.10%, 03/30/2012		6,029
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $49, collateralized by U.S. Treasury Note 4.00%, 2015, value of $50)
49	0.05%, 03/30/2012		49
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $7,141,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $7,284)
7,141	0.15%, 03/30/2012		7,141
			31,188
	Total short-term investments
	(cost $31,188)		$31,188

	Total investments
	(cost $1,627,706) ▲	99.8%	$1,977,551
	Other assets and liabilities	0.2%	4,624
	Total net assets	100.0%	$1,982,175

2

Hartford Stock HLS Fund

Schedule of Investments  — (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 9.2% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $1,645,260 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$402,427
Unrealized Depreciation	(70,136)
Net Unrealized Appreciation	$332,291

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $37,603, which represents 1.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	9,610
06/2007	10,986	Buck Holdings L.P.	6,484

At March 31, 2012, the aggregate value of these securities was $37,603, which represents 1.9% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Goldman Sachs	Sell	$28,457	$30,639	04/23/2012	$2,182

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Stock HLS Fund

Schedule of Investments  — (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,946,363	$1,818,128	$90,632	$37,603
Short-Term Investments	31,188	–	31,188	–
Total	$1,977,551	$1,818,128	$121,820	$37,603
Foreign Currency Contracts *	2,182	–	2,182	–
Total	$2,182	$–	$2,182	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012
Assets:
Common Stocks	$34,362	$17	$3,241	*	$—	$—	$(17)	$—	$—	$37,603
Total	$34,362	$17	$3,241		$—	$—	$(17)	$—	$—	$37,603

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $3,241.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 7.0%
	Finance and Insurance - 7.0%
	Ally Automotive Receivables Trust
$1,900	3.00%, 10/15/2015 ■	$1,931
5,675	3.38%, 09/15/2017 ■	5,849
5,650	3.61%, 08/15/2016 ■	5,911
	Banc of America Funding Corp.
8,010	0.54%, 05/20/2047 Δ	5,002
11,545	5.77%, 05/25/2037	9,053
	Bank of America Automotive Trust
6,700	3.03%, 10/15/2016 ■	6,787
	Bear Stearns Adjustable Rate Mortgage Trust
11,299	2.25%, 08/25/2035 Δ	10,397
	Bear Stearns Commercial Mortgage Securities, Inc.
3,600	5.54%, 10/12/2041	4,082
70,075	15.00%, 11/11/2041 - 07/11/2042 ►	340
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,097
	Citibank Credit Card Issuance Trust
8,955	6.30%, 06/20/2014	9,067
	CNH Equipment Trust
3,075	2.97%, 05/15/2017	3,163
	Commercial Mortgage Loan Trust
7,841	6.00%, 09/10/2017 Δ	8,863
	Commercial Mortgage Pass-Through Certificates
28,865	5.30%, 07/10/2046 ■►	2,711
	Consumer Portfolio Services, Inc.
620	5.01%, 02/15/2016 ■†	619
	Countrywide Asset-Backed Certificates
15,820	0.48%, 02/25/2037 Δ	4,317
	Countrywide Home Loans, Inc.
3,307	2.94%, 04/20/2036 Δ	1,602
22,710	6.00%, 10/25/2037	21,386
	Credit Acceptance Automotive Loan Trust
5,115	3.12%, 03/16/2020 ■	5,114
	CS First Boston Mortgage Securities Corp.
5,861	5.50%, 06/25/2035	5,235
	Cwcapital Cobalt Series 2006-C1, Class A4
5,576	5.22%, 08/15/2048	6,118
	DBUBS Mortgage Trust
5,155	4.54%, 05/12/2021 ■	5,307
27,141	4.89%, 01/01/2021 ■►	1,534
	Fieldstone Mortgage Investment Corp.
3,465	0.58%, 04/25/2047 Δ	1,319
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,772
3,680	3.21%, 07/15/2017	3,793
1,730	5.53%, 05/15/2016 ■	1,836
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015	6,281
	FREMF Mortgage Trust
5,810	4.75%, 11/25/2046 ■Δ	5,686
	GE Business Loan Trust
6,959	1.24%, 05/15/2034 ■Δ	2,556
	GE Capital Credit Card Master Note Trust
3,230	2.21%, 06/15/2016	3,292
	GMAC Mortgage Corp. Loan Trust
3,503	4.90%, 09/19/2035 Δ	2,988
	Goldman Sachs Mortgage Securities Corp. II
4,347	5.56%, 11/10/2039	4,897
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,201
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,870
	Indymac Index Mortgage Loan Trust
3,806	2.51%, 01/25/2036 Δ	2,924
2,192	2.56%, 08/25/2035 Δ	1,156
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 04/15/2012 ⌂†	464
	JP Morgan Chase Commercial Mortgage Securities Corp.
3,991	5.28%, 01/12/2043 Δ	4,357
12,920	5.34%, 05/15/2047	14,151
3,090	5.44%, 06/12/2047 Δ	3,436
5,880	5.58%, 06/12/2041 Δ	6,372
15,522	6.07%, 02/12/2051	16,514
	LB-UBS Commercial Mortgage Trust
12,225	5.43%, 02/15/2040	13,517
	Lehman Brothers Small Balance Commercial
2,309	5.52%, 09/25/2030 ■	1,881
743	5.62%, 09/25/2036 ■	703
	Merrill Lynch Mortgage Investors Trust
1,925	2.70%, 07/25/2035 Δ	1,315
	Merrill Lynch Mortgage Trust
31,293	3.96%, 10/12/2041 ■►	24
5,135	5.20%, 09/12/2042	5,585
	Merrill Lynch/Countrywide Commercial Mortgage Trust
7,780	5.75%, 06/12/2050 Δ	8,431
	Morgan Stanley Capital I
102,927	4.39%, 09/15/2047 ■►	3,987
	National Credit Union Administration
5,009	1.84%, 10/07/2020 Δ	5,068
	Prestige Automotive Receivables Trust
3,855	2.49%, 04/16/2018 ■	3,854
	Residential Funding Mortgage Securities, Inc.
2,006	6.00%, 07/25/2037 ⌂	1,679
	Soundview Home Equity Loan Trust, Inc.
15,460	0.52%, 05/25/2036 Δ	6,405
	Structured Adjustable Rate Mortgage Loan Trust
1,925	0.54%, 09/25/2034 Δ	1,321
	Wachovia Bank Commercial Mortgage Trust
11,450	5.77%, 07/15/2045 Δ	12,910
	Wells Fargo Alternative Loan Trust
8,619	6.25%, 11/25/2037 ⌂	7,854
		303,884

	Total asset & commercial mortgage backed securities
	(cost $306,450)	$303,884

1

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.4%
	Accommodation and Food Services - 0.2%
	Marina District Finance Co., Inc.
$1,240	9.50%, 10/15/2015	$1,132
	Wynn Las Vegas LLC
1,185	5.38%, 03/15/2022 ■	1,155
4,910	7.75%, 08/15/2020	5,395
		7,682
	Administrative Waste Management and Remediation - 0.0%
	Iron Mountain, Inc.
1,215	7.75%, 10/01/2019	1,327

	Agriculture, Forestry, Fishing and Hunting - 0.0%
	American Seafood Group LLC
945	10.75%, 05/15/2016 ■	862

	Arts, Entertainment and Recreation - 2.3%
	CCO Holdings LLC
275	7.38%, 06/01/2020	298
	Cenveo, Inc.
1,600	8.88%, 02/01/2018	1,520
	Clubcorp Club Operations, Inc.
276	10.00%, 12/01/2018	288
	Comcast Corp.
100	10.63%, 07/15/2012	102
	DirecTV Holdings LLC
16,425	3.80%, 03/15/2022 ■	16,200
4,200	5.00%, 03/01/2021	4,552
8,570	7.63%, 05/15/2016	8,977
	Fidelity National Information Services, Inc.
1,575	5.00%, 03/15/2022 ■	1,551
	First Data Corp.
2,007	10.55%, 09/24/2015 Þ	2,037
	NAI Entertainment Holdings LLC
813	8.25%, 12/15/2017 ■	892
	NBC Universal Media LLC
3,745	3.65%, 04/30/2015	3,997
6,700	4.38%, 04/01/2021	7,177
4,665	5.15%, 04/30/2020	5,280
3,640	5.95%, 04/01/2041	4,189
	News America, Inc.
7,955	4.50%, 02/15/2021	8,483
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	10,921
	Time Warner, Inc.
3,800	6.10%, 07/15/2040	4,253
7,665	6.25%, 03/29/2041	8,758
	TL Acquisitions, Inc.
2,755	10.50%, 01/15/2015 ■	2,073
	UPC Germany GMBH
696	8.13%, 12/01/2017 ■	752
	Videotron Ltee
2,015	5.00%, 07/15/2022 ■	1,995
	Virgin Media Finance plc
1,080	9.50%, 08/15/2016	1,218
	XM Satellite Radio, Inc.
1,830	7.63%, 11/01/2018 ■	1,976
		97,489
	Beverage and Tobacco Product Manufacturing - 0.8%
	Altria Group, Inc.
4,440	10.20%, 02/06/2039 ‡	6,884
	Anheuser-Busch InBev N.V.
8,890	7.75%, 01/15/2019 ‡	11,598
	Constellation Brands, Inc.
5,535	7.25%, 05/15/2017	6,268
	Pernod-Ricard S.A.
8,665	2.95%, 01/15/2017 ■	8,753
		33,503
	Chemical Manufacturing - 1.2%
	Dow Chemical Co.
17,745	8.55%, 05/15/2019	23,255
	Ecolab, Inc.
2,290	2.38%, 12/08/2014	2,372
12,850	3.00%, 12/08/2016	13,361
3,980	4.35%, 12/08/2021	4,219
	Hexion Specialty Chemicals
1,595	8.88%, 02/01/2018	1,651
	Ineos Group Holdings plc
594	8.50%, 02/15/2016 ■	562
	Yara International ASA
5,445	7.88%, 06/11/2019 ■	6,725
		52,145
	Computer and Electronic Product Manufacturing - 0.4%
	Hewlett-Packard Co.
7,860	2.35%, 03/15/2015	8,009
	Nextel Communications, Inc.
1,060	7.38%, 08/01/2015	1,023
	Seagate HDD Cayman
3,135	6.88%, 05/01/2020	3,335
1,115	7.75%, 12/15/2018	1,221
	Sorenson Communications
2,006	10.50%, 02/01/2015 ■	1,655
	Stratus Technologies, Inc.
1,105	12.00%, 03/29/2015	975
		16,218
	Construction - 0.1%
	D.R. Horton, Inc.
1,245	6.50%, 04/15/2016	1,363
	Pulte Homes, Inc.
800	7.88%, 06/15/2032	742
		2,105
	Fabricated Metal Product Manufacturing - 0.0%
	Ball Corp.
1,140	5.00%, 03/15/2022	1,143
	Masco Corp.
575	5.95%, 03/15/2022	576
		1,719
	Finance and Insurance - 15.5%
	ABN Amro Bank N.V.
5,615	4.25%, 02/02/2017 ■	5,696
	Ally Financial, Inc.
3,070	5.50%, 02/15/2017	3,074
1,255	7.50%, 09/15/2020	1,355
	American Express Centurion Bank
3,337	5.95%, 06/12/2017	3,869

2

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.4% - (continued)
	Finance and Insurance - 15.5% - (continued)
	American Express Co.
$8,385	5.50%, 04/16/2013 ‡	$8,778
8,587	5.55%, 10/17/2012 ‡	8,810
	American International Group, Inc.
2,593	3.65%, 01/15/2014	2,641
13,105	3.80%, 03/22/2017 ‡	13,270
	Americo Life, Inc.
75	7.88%, 05/01/2013 ■	79
	BAE Systems Holdings, Inc.
4,154	5.20%, 08/15/2015 ■	4,450
	Bank of America Capital II
2,610	8.00%, 12/15/2026	2,636
	Bank of America Corp.
12,210	5.65%, 05/01/2018 ‡	13,034
8,665	5.75%, 12/01/2017	9,293
18,395	6.50%, 08/01/2016 ‡	20,225
1,470	7.63%, 06/01/2019	1,695
	Bank of New York Institutional Capital Trust
200	7.78%, 12/01/2026 ■	203
	Barclays Bank plc
10,500	6.05%, 12/04/2017 ■	10,797
	BP Capital Markets plc
11,820	2.25%, 11/01/2016 ‡	12,124
	Capital One Financial Corp.
4,640	2.15%, 03/23/2015	4,647
3,740	3.15%, 07/15/2016	3,827
4,000	6.15%, 09/01/2016	4,396
	CDP Financial, Inc.
10,860	3.00%, 11/25/2014 ■╦‡	11,370
	Cigna Corp.
12,903	2.75%, 11/15/2016	13,064
	CIT Group, Inc.
2,593	5.50%, 02/15/2019 ■	2,645
1,175	6.63%, 04/01/2018 ■	1,273
	Citigroup, Inc.
10,185	2.13%, 04/30/2012 ‡	10,201
6,550	4.45%, 01/10/2017 ‡	6,861
27,151	4.59%, 12/15/2015 ‡	28,593
8,900	6.63%, 06/15/2032	9,131
4,839	8.50%, 05/22/2019	5,966
	CNA Financial Corp.
4,492	5.75%, 08/15/2021	4,787
	Discover Financial Services, Inc.
5,970	10.25%, 07/15/2019	7,837
	Dolphin Subsidiary II, Inc.
7,030	7.25%, 10/15/2021 ■	7,803
	Fibria Overseas Finance Ltd.
3,875	7.50%, 05/04/2020 ■	4,093
	Ford Motor Credit Co.
6,545	6.63%, 08/15/2017	7,253
1,590	12.00%, 05/15/2015	1,964
	General Electric Capital Corp.
10,479	4.38%, 09/16/2020 ‡	11,036
4,500	5.30%, 02/11/2021	4,874
10,990	5.63%, 05/01/2018	12,738
	GMAC LLC
985	8.00%, 11/01/2031	1,086
	Goldman Sachs Group, Inc.
14,511	3.63%, 02/07/2016	14,507
2,955	5.75%, 01/24/2022	3,040
6,637	6.00%, 06/15/2020	6,984
4,400	6.45%, 05/01/2036	4,257
	Guardian Life Insurance Co.
6,291	7.38%, 09/30/2039 ■	7,752
	HCP, Inc.
5,284	3.75%, 02/01/2016	5,449
	Health Care REIT, Inc.
4,802	3.63%, 03/15/2016	4,873
	Host Hotels & Resorts L.P.
2,400	6.00%, 11/01/2020	2,544
	HSBC Bank USA
4,011	2.38%, 02/13/2015	4,039
	HSBC Holdings plc
10,976	4.00%, 03/30/2022	10,880
5,500	6.80%, 06/01/2038	6,298
	Ineos Finance plc
649	8.38%, 02/15/2019 ■	686
1,780	9.00%, 05/15/2015 ■	1,889
	JP Morgan Chase & Co.
21,095	3.15%, 07/05/2016 ‡	21,746
12,145	4.35%, 08/15/2021 ‡	12,409
4,000	4.50%, 01/24/2022	4,161
13,196	4.75%, 03/01/2015 ‡	14,339
6,375	6.00%, 01/15/2018	7,375
	Liberty Mutual Group, Inc.
1,425	10.75%, 06/15/2058 ■	1,906
	Lloyds Banking Group plc
8,335	4.38%, 01/12/2015 ■	8,544
	Massachusetts Mutual Life Insurance Co.
2,993	8.88%, 06/01/2039 ■	4,247
	Merrill Lynch & Co., Inc.
12,775	6.05%, 05/16/2016	13,451
	MetLife Global Funding I
3,400	5.13%, 06/10/2014 ■	3,692
	Morgan Stanley
15,305	3.80%, 04/29/2016 ‡	14,898
3,000	4.75%, 03/22/2017	3,001
18,500	6.25%, 08/28/2017 ‡	19,481
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■	4,374
	Nationwide Mutual Insurance Co.
6,425	9.38%, 08/15/2039 ■	8,137
	New York Life Global Funding
12,295	3.00%, 05/04/2015 ■	12,941
	Nordea Bank AB
9,345	2.25%, 03/20/2015 ■	9,349
	Offshore Group Investments Ltd.
919	11.50%, 08/01/2015	1,011
	Penson Worldwide, Inc.
2,211	12.50%, 05/15/2017 ■	907
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,533
2,924	6.88%, 04/01/2018	3,472
	PNC Funding Corp.
12,525	3.30%, 03/08/2022	12,391

3

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.4% - (continued)
	Finance and Insurance - 15.5% - (continued)
	Provident Funding Associates L.P.
$1,031	10.13%, 02/15/2019 ■	$758
1,901	10.25%, 04/15/2017 ■	1,849
	Prudential Financial, Inc.
8,810	3.00%, 05/12/2016	9,102
	Rabobank Netherlands
2,807	11.00%, 06/30/2019 ■♠	3,565
	Royal Bank of Scotland plc
5,000	3.95%, 09/21/2015	5,055
	Santander Holdings USA
3,006	4.63%, 04/19/2016	3,046
	Santander U.S. Debt S.A.
10,100	3.72%, 01/20/2015 ■	9,861
	SLM Corp.
2,829	6.00%, 01/25/2017	2,914
6,630	6.25%, 01/25/2016	6,895
2,020	7.25%, 01/25/2022	2,111
3,755	8.45%, 06/15/2018	4,187
	Standard Chartered plc
3,752	3.20%, 05/12/2016 ■	3,824
	State Street Corp.
7,610	4.96%, 03/15/2018	7,947
	Teachers Insurance & Annuity Association
6,248	6.85%, 12/16/2039 ■	7,738
	UBS AG Stamford CT
4,535	2.25%, 01/28/2014	4,554
	Union Bank NA
7,030	3.00%, 06/06/2016	7,275
	UnitedHealth Group, Inc.
11,225	2.88%, 03/15/2022 ‡	10,984
	Wells Fargo Bank NA
8,015	0.71%, 05/16/2016 Δ	7,636
12,775	4.75%, 02/09/2015	13,703
	Xstrata Finance Canada Corp.
6,375	3.60%, 01/15/2017 ■	6,580
5,075	4.95%, 11/15/2021 ■	5,317
		669,938
	Food Manufacturing - 0.2%
	Wrigley Jr., William Co.
10,070	3.70%, 06/30/2014 ■	10,443

	Health Care and Social Assistance - 1.6%
	Aristotle Holding, Inc.
7,610	2.10%, 02/12/2015 ■	7,704
8,840	3.50%, 11/15/2016 ■	9,234
5,962	3.90%, 02/15/2022 ■	6,026
	Biomet, Inc.
1,140	10.38%, 10/15/2017 Þ	1,228
	CVS Caremark Corp.
9,136	8.35%, 07/10/2031 ■	11,546
	Gilead Sciences, Inc.
9,439	4.40%, 12/01/2021	9,908
	HCA, Inc.
2,135	7.25%, 09/15/2020	2,324
5,147	7.50%, 11/15/2095	4,092
1,140	8.50%, 04/15/2019	1,267
	LifePoint Hospitals, Inc.
574	6.63%, 10/01/2020	608
	Memorial Sloan-Kettering Cancer Center
4,710	5.00%, 07/01/2042	4,814
	Partners Healthcare Systems
2,815	3.44%, 07/01/2021	2,767
	Tenet Healthcare Corp.
5,969	6.25%, 11/01/2018 ■	6,163
	Valeant Pharmaceuticals International
1,280	7.25%, 07/15/2022 ■	1,267
		68,948
	Information - 3.2%
	AT&T, Inc.
9,250	5.35%, 09/01/2040 ╦	9,835
5,500	5.50%, 02/01/2018	6,480
	CCO Holdings LLC
10,860	6.63%, 01/31/2022	11,267
	CSC Holdings LLC
768	6.75%, 11/15/2021 ■	800
	CSC Holdings, Inc.
2,260	7.63%, 07/15/2018	2,520
	Deutsche Telekom International Finance B.V.
13,315	3.13%, 04/11/2016 ■	13,723
	DISH DBS Corp.
1,980	7.88%, 09/01/2019	2,277
	Evertec, Inc.
900	11.00%, 10/01/2018	979
	Frontier Communications Corp.
1,055	7.88%, 01/15/2027	960
	GTE Corp.
165	8.75%, 11/01/2021	227
	Hughes Satelite Systems
1,200	6.50%, 06/15/2019	1,254
	Intelsat Bermuda Ltd.
1,255	11.50%, 02/04/2017 Þ	1,305
	Intelsat Jackson Holdings Ltd.
2,665	8.50%, 11/01/2019	2,925
	Kabel Baden Wurttemberg GMBH & Co.
1,269	7.50%, 03/15/2019 ■	1,370
	Level 3 Financing, Inc.
2,359	10.00%, 02/01/2018	2,583
	Paetec Holding Corp.
698	9.88%, 12/01/2018	789
	Qwest Corp.
4,835	7.20%, 11/10/2026	4,871
3,656	7.25%, 10/15/2035	3,729
	Rogers Cable, Inc.
2,920	8.75%, 05/01/2032	3,903
	Sprint Nextel Corp.
995	7.00%, 03/01/2020 ■	1,010
1,306	9.00%, 11/15/2018 ■	1,433
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,957
	Telecom Italia Capital
3,350	7.18%, 06/18/2019	3,568
214	7.72%, 06/04/2038	209
	Telefonica Emisiones SAU
11,220	3.99%, 02/16/2016	11,168
5,295	4.95%, 01/15/2015	5,460

4

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.4% - (continued)
	Information - 3.2% - (continued)
	Trilogy International Partners LLC
$1,979	10.25%, 08/15/2016 ■	$1,727
	UPCB Finance III Ltd.
1,084	6.63%, 07/01/2020 ■	1,106
	UPCB Finance VI Ltd.
3,070	6.88%, 01/15/2022 ■	3,170
	Verizon Communications, Inc.
6,940	3.50%, 11/01/2021 ‡	7,100
5,315	4.75%, 11/01/2041	5,380
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	1,873
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013	14,324
	Videotron Ltee
915	9.13%, 04/15/2018	1,011
	Windstream Corp.
1,625	7.50%, 04/01/2023	1,674
1,605	7.88%, 11/01/2017	1,769
		138,736
	Machinery Manufacturing - 0.1%
	Case New Holland, Inc.
2,736	7.88%, 12/01/2017	3,181

	Mining - 0.8%
	Anglo American Capital plc
9,729	9.38%, 04/08/2014 ■	11,197
	FMG Resources Pty Ltd.
1,299	7.00%, 11/01/2015 ■	1,325
691	8.25%, 11/01/2019 ■	726
	Peabody Energy Corp.
1,370	6.00%, 11/15/2018 ■	1,343
1,740	6.50%, 09/15/2020	1,740
	Rio Tinto Finance USA Ltd.
4,965	9.00%, 05/01/2019	6,708
	Southern Copper Corp.
4,200	6.75%, 04/16/2040	4,539
	Teck Resources Ltd.
3,758	10.75%, 05/15/2019	4,668
		32,246
	Miscellaneous Manufacturing - 0.4%
	BE Aerospace, Inc.
201	5.25%, 04/01/2022	203
1,884	6.88%, 10/01/2020	2,063
	Bombardier, Inc.
570	7.75%, 03/15/2020 ■	636
	Reynolds Group Issuer, Inc.
4,875	7.88%, 08/15/2019 ■	5,241
1,525	9.00%, 04/15/2019 ■	1,502
	Textron, Inc.
5,175	4.63%, 09/21/2016	5,463
		15,108
	Motor Vehicle and Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,070	2.63%, 09/15/2016 ■	5,232
	Ford Motor Co.
1,380	7.50%, 08/01/2026	1,546
	TRW Automotive, Inc.
1,445	3.50%, 12/01/2015	2,525
		9,303
	Nonmetallic Mineral Product Manufacturing - 0.1%
	Silgan Holdings, Inc.
5,315	5.00%, 04/01/2020 ■	5,288

	Paper Manufacturing - 0.0%
	Mercer International, Inc.
1,265	9.50%, 12/01/2017	1,309

	Petroleum and Coal Products Manufacturing - 2.1%
	Alpha Natural Resources, Inc.
1,161	6.00%, 06/01/2019 ‡	1,051
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017	4,236
	Bill Barrett Corp.
635	9.88%, 07/15/2016	698
	Chesapeake Energy Corp.
6,125	6.78%, 03/15/2019	6,079
968	6.88%, 08/15/2018	997
	Concho Resources, Inc.
1,015	7.00%, 01/15/2021	1,089
	Continental Resources, Inc.
2,100	5.00%, 09/15/2022 ■	2,110
	Gazprom International S.A.
4,400	4.95%, 05/23/2016 ■	4,560
	Newfield Exploration Co.
5,880	5.75%, 01/30/2022	6,159
	Noble Corp.
2,455	2.50%, 03/15/2017	2,475
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035	7,074
	Petrobras International Finance Co.
2,500	2.88%, 02/06/2015	2,565
4,120	3.88%, 01/27/2016	4,337
2,815	5.38%, 01/27/2021	3,031
11,675	5.75%, 01/20/2020	12,934
	Rosetta Resources, Inc.
705	9.50%, 04/15/2018	775
	Sandridge Energy, Inc.
865	8.75%, 01/15/2020	895
	Sempra Energy
5,218	6.50%, 06/01/2016	6,168
	Transocean, Inc.
11,630	1.50%, 12/15/2037 ۞	11,514
4,375	6.38%, 12/15/2021	4,923
	Valero Energy Corp.
4,791	9.38%, 03/15/2019	6,275
	WPX Energy, Inc.
1,360	6.00%, 01/15/2022 ■	1,360
		91,305
	Pipeline Transportation - 0.6%
	Dynegy Holdings, Inc.
2,671	0.00%, 06/01/2019 Ω	1,756
	El Paso Corp.
1,602	7.80%, 08/01/2031	1,821

5

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.4% - (continued)
	Pipeline Transportation - 0.6% - (continued)
	Energy Transfer Equity L.P.
$3,597	7.50%, 10/15/2020	$3,993
	Kinder Morgan Energy Partners L.P.
5,735	6.85%, 02/15/2020	6,833
	Kinder Morgan Finance Co.
3,980	6.00%, 01/15/2018 ■	4,224
	TransCanada Pipelines Ltd.
5,616	7.25%, 08/15/2038	7,721
		26,348
	Primary Metal Manufacturing - 0.3%
	ArcelorMittal
3,725	9.00%, 02/15/2015	4,283
7,025	9.85%, 06/01/2019	8,453
	Novelis, Inc.
946	8.75%, 12/15/2020	1,036
		13,772
	Printing and Related Support Activities - 0.0%
	Sheridan (The) Group, Inc.
1,360	12.50%, 04/15/2014	1,159

	Professional, Scientific and Technical Services - 0.4%
	Affinion Group, Inc.
6,115	11.50%, 10/15/2015	5,763
	IBM Corp.
7,995	1.95%, 07/22/2016	8,204
	Lamar Media Corp.
1,225	5.88%, 02/01/2022 ■	1,247
		15,214
	Rail Transportation - 0.0%
	RailAmerica, Inc.
128	9.25%, 07/01/2017	135

	Real Estate, Rental and Leasing - 0.6%
	Air Lease Corp.
2,360	5.63%, 04/01/2017 ■	2,351
	ERAC USA Finance Co.
6,130	6.38%, 10/15/2017 ■	7,035
	International Lease Finance Corp.
12,905	5.88%, 04/01/2019	12,472
1,597	8.88%, 09/01/2017	1,781
	United Rental Financing Escrow Corp.
139	5.75%, 07/15/2018 ■	142
252	7.38%, 05/15/2020 ■	258
251	7.63%, 04/15/2022 ■	258
	United Rentals North America, Inc.
1,005	8.38%, 09/15/2020	1,040
		25,337
	Retail Trade - 1.0%
	Ahold Lease USA, Inc.
8,202	8.62%, 01/02/2025	10,047
	Amerigas Partners L.P.
1,554	6.25%, 08/20/2019	1,552
	AutoNation, Inc.
2,685	5.50%, 02/01/2020	2,725
	Building Materials Corp.
1,186	7.50%, 03/15/2020 ■	1,257
	Energy Transfer Partners
8,045	4.65%, 06/01/2021	8,196
6,110	6.50%, 02/01/2042	6,438
	Harley-Davidson Financial Services, Inc.
4,800	3.88%, 03/15/2016 ■	5,006
	Liz Claiborne, Inc.
1,415	10.50%, 04/15/2019 ■	1,571
	Masonite International Co.
965	8.25%, 04/15/2021 ■	1,004
	QVC, Inc.
3,760	7.50%, 10/01/2019 ■	4,127
		41,923
	Transit and Ground Passenger Transportation - 0.0%
	Emergency Medical Services Corp.
1,281	8.13%, 06/01/2019	1,316

	Transportation Equipment Manufacturing - 0.1%
	Huntington Ingalls Industries, Inc.
2,885	6.88%, 03/15/2018	3,058

	Utilities - 1.7%
	AES (The) Corp.
890	9.75%, 04/15/2016	1,041
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,323
	Calpine Corp.
695	7.50%, 02/15/2021 §	742
2,314	7.88%, 01/15/2023 ■	2,499
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015	8,479
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018	6,975
	Dominion Resources, Inc.
3,025	1.95%, 08/15/2016	3,067
2,800	4.90%, 08/01/2041	2,938
	LG & E & KU Energy LLC
7,190	2.13%, 11/15/2015	7,220
	MidAmerican Energy Holdings Co.
9,665	8.48%, 09/15/2028 ‡	13,757
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,579
	Pacific Gas & Electric Energy Recovery Funding LLC
6,208	8.25%, 10/15/2018	8,218
	PSEG Power
4,534	5.00%, 04/01/2014	4,837
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,516
		73,191
	Wholesale Trade - 0.5%
	International Paper Co.
3,470	4.75%, 02/15/2022	3,657
	SABMiller Holdings, Inc.
8,140	2.45%, 01/15/2017 ■	8,242
8,065	3.75%, 01/15/2022 ■	8,205

6

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 34.4% - (continued)
	Wholesale Trade - 0.5% - (continued)
	SABMiller plc
$2,344	4.95%, 01/15/2042 ■	$2,428
		22,532
	Total corporate bonds
	(cost $1,412,412)	$1,482,840

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Mexico - 0.2%
	United Mexican States
$7,260	4.75%, 03/08/2044	$7,115

	Qatar - 0.1%
	Qatar (State of)
3,800	3.13%, 01/20/2017 ■	3,876

	Russia - 0.2%
	Russian Federation Government
10,200	3.25%, 04/04/2017 ■☼	10,165

	Total foreign government obligations
	(cost $21,110)	$21,156

MUNICIPAL BONDS - 1.6%
	General Obligations - 0.5%
	California State GO
$3,180	7.50%, 04/01/2034	$4,040
2,770	7.60%, 11/01/2040	3,630
	California State GO, Taxable
10,720	7.55%, 04/01/2039	13,909
		21,579
	Higher Education (Univ., Dorms, etc.) - 0.1%
	Curators University, MO, System Fac Rev
2,270	5.79%, 11/01/2041	2,924

	Miscellaneous - 0.3%
	Colorado Bridge Enterprise Rev Build America Bond
4,000	6.08%, 12/01/2040	4,993
	Oregon School Boards Association, Taxable Pension
7,325	4.76%, 06/30/2028	8,393
		13,386
	Tax Allocation - 0.2%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	260
	Regional Transportation Dist
5,225	5.84%, 11/01/2050	6,690
		6,950
	Utilities - Electric - 0.3%
	Municipal Elec Auth Georgia
10,565	6.64%, 04/01/2057	11,750

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities Commission
8,520	6.00%, 11/01/2040	10,176

	Total municipal bonds
	(cost $60,308)	$66,765

SENIOR FLOATING RATE INTERESTS ♦ - 0.7%
	Air Transportation - 0.0%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$1,747	4.24%, 11/29/2013 ⌂	$1,660

	Arts, Entertainment and Recreation - 0.1%
	Kabel Deutschland Holding AG
2,135	4.25%, 01/20/2019 ☼	2,125

	Finance and Insurance - 0.2%
	Asurion Corp., Second Lien Term Loan
1,176	9.00%, 05/24/2019	1,189
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Commitment
217	8.75%, 12/17/2017	215
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Commitment
518	8.75%, 12/17/2017	513
	Chrysler Group LLC
7,902	6.00%, 05/24/2017	8,019
		9,936
	Information - 0.1%
	WideOpenWest Finance LLC, Second Lien Term Loan
5,623	6.49%, 06/29/2015 Þ	5,426

	Motor Vehicle and Parts Manufacturing - 0.2%
	General Motors Co.
8,480	0.38%, 10/27/2015 ☼ ◊	7,614

	Retail Trade - 0.1%
	Easton-Bell Sports, Inc.
4,906	11.50%, 12/31/2015 ⌂Þ	4,808

	Total senior floating rate interests
	(cost $32,380)	$31,569

U.S. GOVERNMENT AGENCIES - 48.1%
	Federal Home Loan Mortgage Corporation - 8.2%
$81,600	3.50%, 04/15/2041 ☼	$83,602
23,816	4.00%, 08/01/2025	25,453
33,678	4.99%, 08/25/2018 ►	3,562
76,682	5.00%, 10/25/2020 ►	1,711
158,596	5.50%, 10/01/2018 - 04/15/2039 ☼	172,658
45,199	6.00%, 04/01/2017 - 11/01/2037	50,150
6,986	6.50%, 07/01/2031 - 08/01/2038	7,829
6	7.50%, 09/01/2029 - 11/01/2031	7
52,026	13.08%, 01/15/2041 ►	8,102
		353,074

7

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT AGENCIES - 48.1% - (continued)
	Federal National Mortgage Association - 21.8%
$31,222	3.50%, 11/01/2026	$32,777
447,019	4.00%, 06/01/2025 - 10/01/2041 ☼	469,833
39,955	4.50%, 09/01/2024 - 08/01/2040	42,834
213,156	5.00%, 02/01/2018 - 04/15/2040 ☼	230,474
85,667	5.50%, 12/01/2013 - 01/01/2037	94,035
15,950	5.96%, 11/25/2039	3,302
58,166	6.00%, 11/01/2012 - 04/15/2041 ☼	64,315
49	6.50%, 11/01/2014 - 07/01/2032	54
1,706	7.00%, 02/01/2016 - 10/01/2037	1,956
542	7.50%, 11/01/2015 - 05/01/2032	628
2	8.00%, 04/01/2032	2
		940,210
	Government National Mortgage Association - 18.1%
19,900	3.50%, 04/15/2042 ☼	20,736
184,625	4.00%, 07/20/2040 - 12/20/2040	198,579
367,909	4.50%, 05/15/2040 - 10/20/2040	400,947
107,037	5.00%, 06/15/2039 - 09/20/2040 ‡	118,311
12,482	5.50%, 03/15/2033 - 10/20/2034	14,019
17,000	6.00%, 04/15/2039 ☼	19,184
8,275	6.50%, 06/15/2028 - 09/15/2032	9,644
22	7.00%, 06/20/2030 - 08/15/2031	27
4	8.50%, 11/15/2024	5
		781,452
	Total U.S. government agencies
	(cost $2,020,907)	$2,074,736

U.S. GOVERNMENT SECURITIES - 13.2%
U.S. Treasury Securities - 13.2%
	U.S. Treasury Bonds - 6.3%
$283	2.00%, 11/15/2021	$279
2,350	2.13%, 02/15/2041 ◄	3,208
56,848	3.13%, 11/15/2041 ‡	54,530
1,309	3.75%, 08/15/2041 ‡	1,415
30,512	4.38%, 05/15/2041 ‡	36,681
59,223	4.75%, 02/15/2041 ‡	75,481
39,291	5.38%, 02/15/2031 ‡	52,846
35,425	6.25%, 05/15/2030 ‡	51,865
		276,305
	U.S. Treasury Notes - 6.9%
763	0.25%, 01/31/2014 ‡	762
1,721	0.38%, 10/31/2012	1,723
3,158	0.88%, 11/30/2016 - 01/31/2017 ‡	3,140
63,194	1.00%, 10/31/2016 ‡	63,352
32,971	2.00%, 02/15/2022 ‡	32,337
175,000	3.13%, 04/30/2017 ‡	192,719
		294,033
		570,338
	Total U.S. government securities
	(cost $568,385)	$570,338

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Interest Rate Contracts - 0.0%
	EURO 3-Year Mid-Curve
1	Expiration: 12/14/2012, Exercise Price:
	$98.00	$627

	Total put options purchased
	(cost $549)	$627

Shares or Principal Amount		Market Value ╪
PREFERRED STOCKS - 0.1%
	Automobiles & Components - 0.1%
58	General Motors Co., 4.75% ۞	$2,446

	Banks - 0.0%
330	Federal Home Loan Mortgage Corp.	458
2	US Bancorp	1,771
		2,229
	Total preferred stocks
	(cost $12,512)	$4,675

	Total long-term investments
	(cost $4,435,013)	$4,556,590

SHORT-TERM INVESTMENTS - 10.9%
Repurchase Agreements - 10.5%
Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
04/02/2012 in the amount of $202,389,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$206,435)
$202,387	0.12%, 03/30/2012	$202,387
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in
the amount of $16,089, collateralized by
FHLMC 4.00% - 5.00%, 2024 - 2041,
FNMA 3.50% - 5.50%, 2037 - 2042,
	value of $16,411)
16,089	0.15%, 03/30/2012	16,089
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $41,494, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $42,323)
41,494	0.10%, 03/30/2012	41,494

8

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 10.9% - (continued)
Repurchase Agreements - 10.5% - (continued)
TD Securities Joint TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $87,222,
collateralized by FFCB 0.85% - 5.38%,
2012 - 2023, FHLB 0.06% - 5.50%, 2012 -
2014, FHLMC 0.09% - 6.00%, 2012 -
2036, FNMA 4.00% - 4.50%, 2025 -
	2042, value of $88,965)
$87,221	0.10%, 03/30/2012		$87,221
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $707, collateralized by U.S. Treasury Note 4.00%, 2015, value of $723)
707	0.05%, 03/30/2012		707
UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $103,311,
collateralized by FHLMC 3.00% - 7.00%,
2020 - 2042, FNMA 3.50% - 6.50%, 2018 -
	2051, value of $105,377)
103,310	0.15%, 03/30/2012		103,310
			451,208
U.S. Treasury Bills – 0.4%
21,989	0.07%, 5/3/2012 □○		21,989

	Total short-term investments
	(cost $473,197)		$473,197

	Total investments
	(cost $4,908,210) ▲	116.5%	$5,029,787
	Other assets and liabilities	(16.5)%	(714,024)
	Total net assets	100.0%	$4,315,763

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 7.6% of total net assets at March 31, 2012.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $4,929,156 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$150,327
Unrealized Depreciation	(49,696)
Net Unrealized Appreciation	$100,631

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $1,083, which rounds to zero percent of total net assets.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. In addition, cash of $2,515 was received from broker as collateral in connection with swap contracts. Also, securities valued at $883, held on behalf of the Fund at the custody bank, were received from broker as collateral in connection with swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2012.

9

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $434,903, which represents 10.1% of total net assets.

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $3,065, which represents 0.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
11/2010 - 11/2011	$4,906	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	4,863
03/2007	$1,675	JP Morgan Automotive Receivable Trust, 12.85%, 04/15/2012	1,675
01/2011	$1,747	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.24%, 11/29/2013	1,623
06/2009	$2,006	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	1,479
03/2008	$8,619	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	7,004

At March 31, 2012, the aggregate value of these securities was $16,465, which represents 0.4% of total net assets.

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at March 31, 2012.

◄	U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed delivery or delayed draw basis. The cost of these securities was $711,559 at March 31, 2012.

◊	The interest rate disclosed for these securities represents an estimated average coupon as of March 31, 2012.

Ω	Debt security in default due to bankruptcy.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of March 31, 2012.

10

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at March 31, 2012 as listed in the table below:

						Unrealized
	Number of		Expiration		Notional	Appreciation/
Description	Contracts*	Position	Date	Market Value ╪	Amount	(Depreciation)
2 Year U.S. Treasury Note	1,148	Long	06/29/2012	$252,721	$252,724	$(3)
5 Year U.S. Treasury Note	562	Long	06/29/2012	68,867	68,833	34
10 Year U.S. Treasury Note	1,562	Short	06/20/2012	202,255	201,070	(1,185)
90 Day EURO	296	Short	06/18/2012	73,652	73,658	6
90 Day EURO	296	Short	09/17/2012	73,637	73,631	(6)
90 Day EURO	92	Short	12/17/2012	22,880	22,872	(8)
90 Day EURO	92	Short	03/18/2013	22,874	22,861	(13)
90 Day EURO	37	Short	06/17/2013	9,194	9,187	(7)
90 Day EURO	37	Short	09/16/2013	9,187	9,178	(9)
90 Day EURO	13	Short	12/16/2013	3,225	3,221	(4)
90 Day EURO	13	Short	03/17/2014	3,221	3,217	(4)
90 Day EURO	1	Short	06/16/2014	247	247	–
90 Day EURO	1	Short	09/15/2014	247	246	(1)
90 Day EURO	5	Long	12/15/2014	1,234	1,232	2
90 Day EURO	5	Long	03/16/2015	1,231	1,229	2
90 Day EURO	7	Long	06/15/2015	1,720	1,718	2
90 Day EURO	7	Long	09/14/2015	1,717	1,714	3
90 Day EURO	7	Long	12/14/2015	1,714	1,711	3
90 Day EURO	7	Long	03/14/2016	1,711	1,708	3
90 Day EURO	5	Long	06/13/2016	1,220	1,218	2
90 Day EURO	5	Long	09/19/2016	1,218	1,216	2
90 Day EURO	5	Long	12/19/2016	1,216	1,214	2
90 Day EURO	5	Long	03/13/2017	1,215	1,213	2
30 Year U.S. Treasury Bond	267	Long	06/20/2012	36,779	36,870	(91)
CME Ultra Long Term U.S. Treasury Bond	187	Short	06/20/2012	28,231	28,485	254
						$(1,014)

*	The number of contracts does not omit 000's.

GO	—	General Obligations
IDA	—	Industrial Development Authority Bond

Foreign Currency Contracts Outstanding at March 31, 2012

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	CS First Boston	Sell	$515	$514	04/02/2012	$(1)
Mexican New Peso	Morgan Stanley	Sell	8,611	8,589	06/20/2012	(22)
Mexican New Peso	RBC Dominion Securities	Buy	8,611	8,691	06/20/2012	(80)
						$(103)

11

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at March 31, 2012

						Upfront
				(Pay)/Receive Fixed		Premiums		Unrealized
		Notional	Buy/Sell	Rate / Implied	Expiration	Paid/	Market	Appreciation/
Reference Entity	Counterparty	Amount (a)	Protection	Credit Spread (b)	Date	(Received)	Value ╪	(Depreciation)
Allstate Corp.	Barclays	$5,150	Buy	1.00% / 0.77%	06/20/17	$(72)	$(61)	$11
Allstate Corp.	Goldman Sachs	1,185	Buy	1.00% / 0.77%	06/20/17	(16)	(14)	2
Allstate Corp.	JP Morgan	2,650	Buy	1.00% / 0.77%	06/20/17	(34)	(31)	3
Banco Santander S.A.	Barclay Investment, Inc.	10,100	Buy	(1.00)% / 3.14%	03/20/15	511	601	90
CDX North American Investment Grade Index	Morgan Stanley	90,385	Buy	(1.00)%	12/20/16	1,488	(577)	(2,065)
Citigroup, Inc.	Credit Suisse	5,515	Buy	(1.00)% / 1.89%	09/20/16	327	206	(121)
Enterprise Products Operating LLC	Credit Suisse	11,000	Sell	1.00% / 1.24%	12/20/16	(365)	(119)	246
ITRAXX Europe Crossover	Barclays	11,290	Sell	5.00%	12/20/16	(225)	(319)	(94)
ITRAXX Europe Crossover	Goldman Sachs	12,083	Sell	5.00%	06/20/17	(407)	(541)	(134)
ITRAXX Europe Tranche	Morgan Stanley	13,084	Buy	(1.00)%	06/20/16	115	120	5
JP Morgan Chase & Co.	Credit Suisse	13,196	Buy	(1.00)% / 0.60%	03/20/15	37	(154)	(191)
LCDX North American Loan Index	Credit Suisse	20,008	Sell	2.50%	12/20/16	(275)	(250)	25
Morgan Stanley	JP Morgan Securities	5,975	Buy	(1.00)% / 3.01%	09/20/16	555	484	(71)
Pacific Gas & Electric Co.	Credit Suisse	7,900	Sell	1.00% / 1.03%	09/20/16	(64)	(10)	54
						$1,575	$(665)	$(2,240)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on March 31, 2012. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

12

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$303,884	$–	$276,724	$27,160
Corporate Bonds	1,482,840	–	1,472,793	10,047
Foreign Government Obligations	21,156	–	10,991	10,165
Municipal Bonds	66,765	–	66,765	–
Preferred Stocks	4,675	2,904	1,771	–
Put Options Purchased	627	627	–	–
Senior Floating Rate Interests	31,569	–	31,569	–
U.S. Government Agencies	2,074,736	–	2,074,736	–
U.S. Government Securities	570,338	32,337	538,001	–
Short-Term Investments	473,197	–	473,197	–
Total	$5,029,787	$35,868	$4,946,547	$47,372
Credit Default Swaps *	436	–	436	–
Futures *	317	317	–	–
Total	$753	$317	$436	$–
Liabilities:
Credit Default Swaps *	2,676	–	2,676	–
Foreign Currency Contracts *	103	–	103	–
Futures *	1,331	1,331	–	–
Total	$4,110	$1,331	$2,779	$–

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in							Balance
	of	Realized	Unrealized					Transfers	Transfers	as of
	December	Gain	Appreciation		Net			Into	Out of	March 31,
	31, 2011	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3 *	Level 3 *	2012
Assets:
Asset & Commercial Mortgage Backed Securities	$24,100	$(2,693)	$3,173	†	$89	$21,512	$(15,373)	$—	$(3,648)	$27,160
Corporate Bonds and Foreign Government Obligations	12,413	122	584	‡	(17)	10,423	(1,888)	—	(1,425)	20,212
Total	$36,513	$(2,571)	$3,757		$72	$31,935	$(17,261)	$—	$(5,073)	$47,372

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $(811).
‡	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $584.

13

Hartford Total Return Bond HLS Fund
Schedule of Investments — (continued)
March 31, 2012 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of March 31, 2012

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	2.0%
Aa / AA	3.9
A	12.0
Baa / BBB	17.1
Ba / BB	4.1
B	2.2
Caa / CCC or Lower	2.4
Unrated	0.5
U.S. Government Agencies and Securities	61.7
Non Debt Securities and Other Short-Term Instruments	10.6
Other Assets & Liabilities	(16.5)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

14

Hartford Value HLS Fund

Schedule of Investments

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6%
	Automobiles & Components - 0.7%
89	General Motors Co. ●	$2,289
253	Goodyear Tire & Rubber Co. ●	2,834
		5,123
	Banks - 7.2%
335	BB&T Corp.	10,503
239	PNC Financial Services Group, Inc.	15,385
821	Wells Fargo & Co.	28,023
		53,911
	Capital Goods - 10.5%
84	3M Co.	7,518
93	Boeing Co.	6,901
890	General Electric Co.	17,856
140	Illinois Tool Works, Inc.	8,012
231	Ingersoll-Rand plc	9,549
137	PACCAR, Inc.	6,394
126	Stanley Black & Decker, Inc.	9,692
228	Tyco International Ltd.	12,822
		78,744
	Consumer Durables & Apparel - 1.1%
243	Mattel, Inc.	8,171

	Diversified Financials - 9.2%
143	Ameriprise Financial, Inc.	8,196
55	BlackRock, Inc.	11,255
170	Citigroup, Inc.	6,213
161	Credit Suisse Group ADR	4,593
84	Goldman Sachs Group, Inc.	10,392
614	JP Morgan Chase & Co.	28,217
230	Solar Cayman Ltd. ⌂■●†	21
		68,887
	Energy - 11.6%
55	Apache Corp.	5,533
131	Baker Hughes, Inc.	5,476
213	Chevron Corp.	22,891
42	EOG Resources, Inc.	4,706
123	Exxon Mobil Corp.	10,677
191	Marathon Oil Corp.	6,054
160	Noble Corp.	5,992
156	Occidental Petroleum Corp.	14,857
90	Royal Dutch Shell plc ADR	6,336
131	Southwestern Energy Co. ●	4,013
		86,535
	Food & Staples Retailing - 1.8%
239	CVS Caremark Corp.	10,689
91	Sysco Corp.	2,724
		13,413
	Food, Beverage & Tobacco - 6.3%
122	Anheuser-Busch InBev N.V.	8,846
187	Archer Daniels Midland Co.	5,913
148	General Mills, Inc.	5,822
182	Kraft Foods, Inc.	6,923
116	PepsiCo, Inc.	7,689
133	Philip Morris International, Inc.	11,824
		47,017
	Health Care Equipment & Services - 5.8%
116	Baxter International, Inc.	6,958
169	Covidien plc	9,232
169	HCA Holdings, Inc.	4,175
132	St. Jude Medical, Inc.	5,858
213	UnitedHealth Group, Inc.	12,558
76	Zimmer Holdings, Inc.	4,882
		43,663
	Insurance - 7.9%
213	ACE Ltd.	15,622
142	Chubb Corp.	9,837
357	Marsh & McLennan Cos., Inc.	11,694
193	Principal Financial Group, Inc.	5,701
103	Swiss Re Ltd.	6,560
389	Unum Group	9,535
		58,949
	Materials - 6.2%
15	CF Industries Holdings, Inc.	2,705
238	Dow Chemical Co.	8,227
135	E.I. DuPont de Nemours & Co.	7,129
188	International Paper Co.	6,599
121	Mosaic Co.	6,670
85	Nucor Corp.	3,659
546	Rexam plc	3,737
56	Rexam plc ADR	1,929
392	Steel Dynamics, Inc.	5,695
		46,350
	Media - 3.4%
133	CBS Corp. Class B	4,500
452	Comcast Corp. Class A	13,557
252	Thomson Reuters Corp.	7,271
		25,328
	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
126	Amgen, Inc.	8,597
105	Johnson & Johnson	6,934
329	Merck & Co., Inc.	12,640
696	Pfizer, Inc.	15,762
179	Teva Pharmaceutical Industries Ltd. ADR	8,049
		51,982
	Retailing - 5.5%
3,040	Buck Holdings L.P. ⌂●†	7,700
198	Home Depot, Inc.	9,977
134	Kohl's Corp.	6,682
194	Lowe's Co., Inc.	6,082
116	Nordstrom, Inc.	6,465
243	Staples, Inc.	3,938
		40,844
	Semiconductors & Semiconductor Equipment - 5.4%
201	Analog Devices, Inc.	8,135
601	Intel Corp.	16,880
237	Maxim Integrated Products, Inc.	6,786
237	Xilinx, Inc.	8,635
		40,436
	Software & Services - 1.4%
330	Microsoft Corp.	10,651

	Technology Hardware & Equipment - 3.1%
893	Cisco Systems, Inc.	18,890
167	Hewlett-Packard Co.	3,990
		22,880

1

Hartford Value HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.6% - (continued)
	Telecommunication Services - 2.2%
515	AT&T, Inc.	$16,095

	Utilities - 3.4%
156	Edison International	6,641
92	Entergy Corp.	6,162
57	NextEra Energy, Inc.	3,474
190	Northeast Utilities	7,048
85	PPL Corp.	2,403
		25,728
	Total common stocks
	(cost $612,712)	$744,707

	Total long-term investments (cost $612,712)	$744,707

SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
04/02/2012 in the amount of $1,018,
collateralized by FHLB 4.91%, 2015,
FHLMC 3.00% - 7.00%, 2025 - 2042,
FNMA 1.38% - 6.50%, 2020 - 2044,
GNMA 4.00% - 4.50%, 2039, value of
	$1,039)
$1,018	0.12%, 03/30/2012	$1,018
	Barclays Capital TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $81, collateralized by FHLMC 4.00% - 5.00%, 2024 - 2041, FNMA 3.50% - 5.50%, 2037 - 2042, value of $83)
81	0.15%, 03/30/2012	81
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $209, collateralized by GNMA 4.00% - 4.50%, 2041 - 2042, value of $213)
209	0.10%, 03/30/2012	209
TD Securities Joint TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $439, collateralized by FFCB
0.85% - 5.38%, 2012 - 2023, FHLB 0.06% -
5.50%, 2012 - 2014, FHLMC 0.09% -
6.00%, 2012 - 2036, FNMA 4.00% - 4.50%,
	2025 - 2042, value of $448)
439	0.10%, 03/30/2012	439
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 04/02/2012 in the amount of $4, collateralized by U.S. Treasury Note 4.00%, 2015, value of $4)
3	0.05%, 03/30/2012	3

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 04/02/2012 in the
amount of $520, collateralized by FHLMC
3.00% - 7.00%, 2020 - 2042, FNMA 3.50% -
	6.50%, 2018 - 2051, value of $530)
520	0.15%, 03/30/2012		520
			2,270
	Total short-term investments
	(cost $2,270)		$2,270

	Total investments
	(cost $614,982) ▲	99.9%	$746,977
	Other assets and liabilities	0.1%	1,106
	Total net assets	100.0%	$748,083

2

Hartford Value HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 5.4% of total net assets at March 31, 2012.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2012, the cost of securities for federal income tax purposes was $622,349 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$151,414
Unrealized Depreciation	(26,786)
Net Unrealized Appreciation	$124,628

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2012, the aggregate value of these securities was $7,721, which represents 1.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At March 31, 2012, the aggregate value of these securities was $21, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	1,800
03/2007	230	Solar Cayman Ltd. - 144A	67

At March 31, 2012, the aggregate value of these securities was $7,721, which represents 1.0% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Value HLS Fund

Schedule of Investments ― (continued)

March 31, 2012 (Unaudited)

(000’s Omitted)

Investment Valuation Hierarchy Level Summary
March 31, 2012

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$744,707	$726,689	$10,297	$7,721
Short-Term Investments	2,270	–	2,270	–
Total	$746,977	$726,689	$12,567	$7,721

♦	For the three-month period ended March 31, 2012, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2012
Assets:
Common Stocks	$6,825	$5	$896	*	$—	$—	$(5)	$—	$—	$7,721
Total	$6,825	$5	$896		$—	$—	$(5)	$—	$—	$7,721

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2012 was $896.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date: May 16, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 16, 2012	By: /s/ James E. Davey
James E. Davey
Its: President

Date: May 16, 2012	By: /s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer